UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07751
Nuveen Multistate Trust IV

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: May 31
Date of reporting period: May 31, 2024

Item 1.	Reports to Stockholders.

Annual Shareholder Report May 31, 2024

Nuveen Kansas Municipal Bond Fund
Class A Shares/FKSTX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Kansas Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class A Shares	$81	0.81%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Kansas Municipal Bond Fund returned 2.81% for Class A shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the S&P Municipal Bond Kansas Index, which returned 2.35%.

•  Top contributors to relative performance

»   Overweight to the dedicated tax sector, which outperformed.

»   Overweight to the health care sector, which outperformed.

»   Underweight to the transportation sector, which underperformed.

•  Top detractors from relative performance

»   Overweight to shorter-maturity bonds, which underperformed.

»   Overweight to the local general obligation (GO) sector, which underperformed.

»   Overweight to the utility sector, which underperformed.
Performance Attribution Dedicated tax sector Health care sector Transportation sector Shorter-maturity bonds Local GO sector Utility sector

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$12,551
$12,526
$12,311
$11,789
5/14
5/15
5/16
5/17
5/18
5/19
5/20
5/21
5/22
5/23
5/24
Class A Shares (NAV)
Class A Shares (Offering Price)
S&P Municipal Bond Index
S&P Municipal Bond Kansas Index

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class A Shares at NAV (excluding maximum sales charge)	2.81%	0.87%	2.10%
Class A Shares at maximum sales charge (Offering Price)	(1.47)%	0.01%	1.66%
S&P Municipal Bond Index	2.88%	1.06%	2.30%
S&P Municipal Bond Kansas Index	2.35%	1.00%	2.28%
Lipper Other States Municipal Debt Funds Classification Average	2.59%	0.29%	1.56%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$204,932,402
Total number of portfolio holdings	146
Portfolio turnover (%)	9%
Total advisory fees paid for the year	$1,085,168

What did the Fund invest in? (as of May 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio manager update: Effective October 13, 2023, Paul Brennan, CFA was added as a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R101_AR_0524 3668667-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen Kansas Municipal Bond Fund
Class C Shares/FAFOX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Kansas Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class C Shares	$161	1.61%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Kansas Municipal Bond Fund returned 2.01% for Class C shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund underperformed the S&P Municipal Bond Kansas Index, which returned 2.35%.

•  Top detractors from relative performance

»   Overweight to shorter-maturity bonds, which underperformed.

»   Overweight to the local general obligation (GO) sector, which underperformed.

»   Overweight to the utility sector, which underperformed.

•  Top contributors to relative performance

»   Overweight to the dedicated tax sector, which outperformed.

»   Overweight to the health care sector, which outperformed.

»   Underweight to the transportation sector, which underperformed.
Performance Attribution Shorter-maturity bonds Local GO sector Utility sector Dedicated tax sector Health care sector Transportation sector

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class C Shares at NAV (excluding maximum sales charge)	2.01%	0.05%	1.45%
S&P Municipal Bond Index	2.88%	1.06%	2.30%
S&P Municipal Bond Kansas Index	2.35%	1.00%	2.28%
Lipper Other States Municipal Debt Funds Classification Average	2.59%	0.29%	1.56%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$204,932,402
Total number of portfolio holdings	146
Portfolio turnover (%)	9%
Total advisory fees paid for the year	$1,085,168

What did the Fund invest in? (as of May 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio manager update: Effective October 13, 2023, Paul Brennan, CFA was added as a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R671_AR_0524 3668667-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen Kansas Municipal Bond Fund
Class I Shares/FRKSX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Kansas Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$61	0.61%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Kansas Municipal Bond Fund returned 2.95% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the S&P Municipal Bond Kansas Index, which returned 2.35%.

•  Top contributors to relative performance

»   Overweight to the dedicated tax sector, which outperformed.

»   Overweight to the health care sector, which outperformed.

»   Underweight to the transportation sector, which underperformed.

•  Top detractors from relative performance

»   Overweight to shorter-maturity bonds, which underperformed.

»   Overweight to the local general obligation (GO) sector, which underperformed.

»   Overweight to the utility sector, which underperformed.
Performance Attribution Dedicated tax sector Health care sector Transportation sector Shorter-maturity bonds Local GO sector Utility sector

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class I Shares at NAV	2.95%	1.06%	2.29%
S&P Municipal Bond Index	2.88%	1.06%	2.30%
S&P Municipal Bond Kansas Index	2.35%	1.00%	2.28%
Lipper Other States Municipal Debt Funds Classification Average	2.59%	0.29%	1.56%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$204,932,402
Total number of portfolio holdings	146
Portfolio turnover (%)	9%
Total advisory fees paid for the year	$1,085,168

What did the Fund invest in? (as of May 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio manager update: Effective October 13, 2023, Paul Brennan, CFA was added as a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R408_AR_0524 3668667-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen Kentucky Municipal Bond Fund
Class A Shares/FKYTX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Kentucky Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class A Shares	$79	0.79%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Kentucky Municipal Bond Fund returned 2.74% for Class A shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund underperformed the S&P Municipal Bond Kentucky Index, which returned 3.23%.

•  Top detractors from relative performance

»   Sector allocation, particularly an underweight exposure to the industrial development revenue (IDR) sector, which outperformed, and an overweight exposure to the dedicated tax sector, which underperformed.

»   An overweight to the eight to 10-year duration segment, which underperformed.

»   Allocation to cash, which underperformed.

•  Top contributors to relative performance

»   Underweight allocation to zero to eight-year duration bonds, which underperformed, and an overweight allocation to 10-year and longer duration bonds, which outperformed.

»   Credit ratings allocations, specifically an underweight to the highest credit quality (AAA and AA rated) bonds, which lagged lower rated bonds.

»   Underweight allocations to the water and sewer sector and appropriation sector, both of which underperformed.
Performance Attribution IDR and dedicated tax sectors Eight to 10-year duration bonds Cash Short and long duration bonds Credit ratings allocations Water and sewer sector and appropriation sector

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
5/14
5/15
5/16
5/17
5/18
5/19
5/20
5/21
5/22
5/23
5/24
$12,706
$12,551
$11,883
$11,381
Class A Shares (NAV)
Class A Shares (Offering Price)
S&P Municipal Bond Index
S&P Municipal Bond Kentucky Index

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class A Shares at NAV (excluding maximum sales charge)	2.74%	0.36%	1.74%
Class A Shares at maximum sales charge (Offering Price)	(1.59)%	(0.50)%	1.30%
S&P Municipal Bond Index	2.88%	1.06%	2.30%
S&P Municipal Bond Kentucky Index	3.23%	1.30%	2.42%
Lipper Other States Municipal Debt Funds Classification Average	2.59%	0.29%	1.56%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$238,205,608
Total number of portfolio holdings	96
Portfolio turnover (%)	21%
Total advisory fees paid for the year	$1,245,659

What did the Fund invest in? (as of May 31, 2024)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio manager update: Effective October 13, 2023, Scott Romans, Ph.D. and Kristen DeJong, CFA were added as portfolio managers of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R507_AR_0524 3668676-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen Kentucky Municipal Bond Fund
Class C Shares/FKCCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Kentucky Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class C Shares	$159	1.59%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Kentucky Municipal Bond Fund returned 1.93% for Class C shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund underperformed the S&P Municipal Bond Kentucky Index, which returned 3.23%.

•  Top detractors from relative performance

»   Sector allocation, particularly an underweight exposure to the industrial development revenue (IDR) sector, which outperformed, and an overweight exposure to the dedicated tax sector, which underperformed.

»   An overweight to the eight to 10-year duration segment, which underperformed.

»   Allocation to cash, which underperformed.

•  Top contributors to relative performance

»   Underweight allocation to zero to eight-year duration bonds, which underperformed, and an overweight allocation to 10-year and longer duration bonds, which outperformed.

»   Credit ratings allocations, specifically an underweight to the highest credit quality (AAA and AA rated) bonds, which lagged lower rated bonds.

»   Underweight allocations to the water and sewer sector and appropriation sector, both of which underperformed.
Performance Attribution IDR and dedicated tax sectors Eight to 10-year duration bonds Cash Short and long duration bonds Credit ratings allocations Water and sewer sector and appropriation sector

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class C Shares at NAV (excluding maximum sales charge)	1.93%	(0.46)%	1.09%
S&P Municipal Bond Index	2.88%	1.06%	2.30%
S&P Municipal Bond Kentucky Index	3.23%	1.30%	2.42%
Lipper Other States Municipal Debt Funds Classification Average	2.59%	0.29%	1.56%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$238,205,608
Total number of portfolio holdings	96
Portfolio turnover (%)	21%
Total advisory fees paid for the year	$1,245,659

What did the Fund invest in? (as of May 31, 2024)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio manager update: Effective October 13, 2023, Scott Romans, Ph.D. and Kristen DeJong, CFA were added as portfolio managers of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R663_AR_0524 3668676-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen Kentucky Municipal Bond Fund
Class I Shares/FKYRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Kentucky Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$59	0.59%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Kentucky Municipal Bond Fund returned 2.94% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund underperformed the S&P Municipal Bond Kentucky Index, which returned 3.23%.

•  Top detractors from relative performance

»   Sector allocation, particularly an underweight exposure to the industrial development revenue (IDR) sector, which outperformed, and an overweight exposure to the dedicated tax sector, which underperformed.

»   An overweight to the eight to 10-year duration segment, which underperformed.

»   Allocation to cash, which underperformed.

•  Top contributors to relative performance

»   Underweight allocation to zero to eight-year duration bonds, which underperformed, and an overweight allocation to 10-year and longer duration bonds, which outperformed.

»   Credit ratings allocations, specifically an underweight to the highest credit quality (AAA and AA rated) bonds, which lagged lower rated bonds.

»   Underweight allocations to the water and sewer sector and appropriation sector, both of which underperformed.
Performance Attribution IDR and dedicated tax sectors Eight to 10-year duration bonds Cash Short and long duration bonds Credit ratings allocations Water and sewer sector and appropriation sector

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class I Shares at NAV	2.94%	0.55%	1.94%
S&P Municipal Bond Index	2.88%	1.06%	2.30%
S&P Municipal Bond Kentucky Index	3.23%	1.30%	2.42%
Lipper Other States Municipal Debt Funds Classification Average	2.59%	0.29%	1.56%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$238,205,608
Total number of portfolio holdings	96
Portfolio turnover (%)	21%
Total advisory fees paid for the year	$1,245,659

What did the Fund invest in? (as of May 31, 2024)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio manager update: Effective October 13, 2023, Scott Romans, Ph.D. and Kristen DeJong, CFA were added as portfolio managers of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R804_AR_0524 3668676-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen Michigan Municipal Bond Fund
Class A Shares/FMITX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Michigan Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class A Shares	$83	0.83%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Michigan Municipal Bond Fund returned 2.50% for Class A shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund underperformed the S&P Municipal Bond Michigan Index, which returned 2.85%.

•  Top detractors from relative performance

»   Sector allocations, primarily overweight exposures to the local general obligation (GO) and other utility sectors, which underperformed.

»   Overweight allocation to bonds with durations of 12 years and longer, which underperformed.

»   Underweight to BB rated bonds, which outperformed.

•  Top contributors to relative performance

»   Security selection, where a diverse range of credits performed well.

»   Duration positioning, especially an overweight to bonds with 10 to 12-year durations, which outperformed, and an underweight to bonds with two to four-year durations, which underperformed.
Performance Attribution Local GO and other utility sectors 12+ year duration bonds BB rated bonds Security selection 10-12 year and 2-4 year duration bonds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
5/14
5/15
5/16
5/17
5/18
5/19
5/20
5/21
5/22
5/23
5/24
$12,949
$12,551
$12,046
$11,538
Class A Shares (NAV)
Class A Shares (Offering Price)
S&P Municipal Bond Index
S&P Municipal Bond Michigan Index

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class A Shares at NAV (excluding maximum sales charge)	2.50%	0.23%	1.88%
Class A Shares at maximum sales charge (Offering Price)	(1.79)%	(0.62)%	1.44%
S&P Municipal Bond Index	2.88%	1.06%	2.30%
S&P Municipal Bond Michigan Index	2.85%	1.17%	2.62%
Lipper Other States Municipal Debt Funds Classification Average	2.59%	0.29%	1.56%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$222,016,449
Total number of portfolio holdings	121
Portfolio turnover (%)	21%
Total advisory fees paid for the year	$1,250,494

What did the Fund invest in? (as of May 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio manager update: Effective October 13, 2023, Scott Romans, Ph.D. and Kristen DeJong, CFA were added as portfolio managers of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R853_AR_0524 3668750-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen Michigan Municipal Bond Fund
Class C Shares/FAFNX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Michigan Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class C Shares	$163	1.63%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Michigan Municipal Bond Fund returned 1.57% for Class C shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund underperformed the S&P Municipal Bond Michigan Index, which returned 2.85%.

•  Top detractors from relative performance

»   Sector allocations, primarily overweight exposures to the local general obligation (GO) and other utility sectors, which underperformed.

»   Overweight allocation to bonds with durations of 12 years and longer, which underperformed.

»   Underweight to BB rated bonds, which outperformed.

•  Top contributors to relative performance

»   Security selection, where a diverse range of credits performed well.

»   Duration positioning, especially an overweight to bonds with 10 to 12-year durations, which outperformed, and an underweight to bonds with two to four-year durations, which underperformed.
Performance Attribution Local GO and other utility sectors 12+ year duration bonds BB rated bonds Security selection 10-12 year and 2-4 year duration bonds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class C Shares at NAV (excluding maximum sales charge)	1.57%	(0.58)%	1.23%
S&P Municipal Bond Index	2.88%	1.06%	2.30%
S&P Municipal Bond Michigan Index	2.85%	1.17%	2.62%
Lipper Other States Municipal Debt Funds Classification Average	2.59%	0.29%	1.56%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$222,016,449
Total number of portfolio holdings	121
Portfolio turnover (%)	21%
Total advisory fees paid for the year	$1,250,494

What did the Fund invest in? (as of May 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio manager update: Effective October 13, 2023, Scott Romans, Ph.D. and Kristen DeJong, CFA were added as portfolio managers of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R655_AR_0524 3668750-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen Michigan Municipal Bond Fund
Class I Shares/NMMIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Michigan Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$63	0.63%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Michigan Municipal Bond Fund returned 2.60% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the S&P Municipal Bond Michigan Index, which returned 2.85%.

•  Top detractors from relative performance

»   Sector allocations, primarily overweight exposures to the local general obligation (GO) and other utility sectors, which underperformed.

»   Overweight allocation to bonds with durations of 12 years and longer, which underperformed.

»   Underweight to BB rated bonds, which outperformed.

•  Top contributors to relative performance

»   Security selection, where a diverse range of credits performed well.

»   Duration positioning, especially an overweight to bonds with 10 to 12-year durations, which outperformed, and an underweight to bonds with two to four-year durations, which underperformed.
Performance Attribution Local GO and other utility sectors 12+ year duration bonds BB rated bonds Security selection 10-12 year and 2-4 year duration bonds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class I Shares at NAV	2.60%	0.44%	2.08%
S&P Municipal Bond Index	2.88%	1.06%	2.30%
S&P Municipal Bond Michigan Index	2.85%	1.17%	2.62%
Lipper Other States Municipal Debt Funds Classification Average	2.59%	0.29%	1.56%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$222,016,449
Total number of portfolio holdings	121
Portfolio turnover (%)	21%
Total advisory fees paid for the year	$1,250,494

What did the Fund invest in? (as of May 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio manager update: Effective October 13, 2023, Scott Romans, Ph.D. and Kristen DeJong, CFA were added as portfolio managers of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R820_AR_0524 3668750-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen Missouri Municipal Bond Fund
Class A Shares/FMOTX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Missouri Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class A Shares	$78	0.78%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Missouri Municipal Bond Fund returned 3.60% for Class A shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the S&P Municipal Bond Missouri Index, which returned 2.87%.

•  Top contributors to relative performance

»   Duration positioning, especially an underweight to bonds with six year and shorter durations and an overweight to bonds with eight years and longer durations, which benefited from the yield curve flattening.

»   Sector allocation, primarily an overweight to the incremental tax sector and underweights to the single-family housing and other revenue sectors.

»   Security selection across a diverse group of holdings.

•  Top detractors from relative performance

»   There were no material detractors in this reporting period.
Performance Attribution Duration positioning Sector allocation Security selection No material detractors

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
5/14
5/15
5/16
5/17
5/18
5/19
5/20
5/21
5/22
5/23
5/24
$12,552
$12,551
$12,550
$12,022
Class A Shares (NAV)
Class A Shares (Offering Price)
S&P Municipal Bond Index
S&P Municipal Bond Missouri Index

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class A Shares at NAV (excluding maximum sales charge)	3.60%	0.90%	2.30%
Class A Shares at maximum sales charge (Offering Price)	(0.71)%	0.04%	1.86%
S&P Municipal Bond Index	2.88%	1.06%	2.30%
S&P Municipal Bond Missouri Index	2.87%	1.09%	2.30%
Lipper Other States Municipal Debt Funds Classification Average	2.59%	0.29%	1.56%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$508,212,429
Total number of portfolio holdings	250
Portfolio turnover (%)	20%
Total advisory fees paid for the year	$2,585,170

What did the Fund invest in? (as of May 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Portfolio manager updates: Effective October 13, 2023, Michael Hamilton and Stephen Candido, CFA were added as portfolio managers of the Fund. Effective April 1, 2024, Christopher Drahn retired from Nuveen Asset Management, LLC and no longer serves as a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R812_AR_0524 3668763-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen Missouri Municipal Bond Fund
Class C Shares/FAFPX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Missouri Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class C Shares	$158	1.58%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Missouri Municipal Bond Fund returned 2.76% for Class C shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the S&P Municipal Bond Missouri Index, which returned 2.87%.

•  Top contributors to relative performance

»   Duration positioning, especially an underweight to bonds with six year and shorter durations and an overweight to bonds with eight years and longer durations, which benefited from the yield curve flattening.

»   Sector allocation, primarily an overweight to the incremental tax sector and underweights to the single-family housing and other revenue sectors.

»   Security selection across a diverse group of holdings.

•  Top detractors from relative performance

»   There were no material detractors in this reporting period.

Performance Attribution Duration positioning Sector allocation Security selection No material detractors

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class C Shares at NAV (excluding maximum sales charge)	2.76%	0.08%	1.64%
S&P Municipal Bond Index	2.88%	1.06%	2.30%
S&P Municipal Bond Missouri Index	2.87%	1.09%	2.30%
Lipper Other States Municipal Debt Funds Classification Average	2.59%	0.29%	1.56%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$508,212,429
Total number of portfolio holdings	250
Portfolio turnover (%)	20%
Total advisory fees paid for the year	$2,585,170

What did the Fund invest in? (as of May 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Portfolio manager updates: Effective October 13, 2023, Michael Hamilton and Stephen Candido, CFA were added as portfolio managers of the Fund. Effective April 1, 2024, Christopher Drahn retired from Nuveen Asset Management, LLC and no longer serves as a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R648_AR_0524 3668763-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen Missouri Municipal Bond Fund
Class I Shares/FMMRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Missouri Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$58	0.58%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Missouri Municipal Bond Fund returned 3.69% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the S&P Municipal Bond Missouri Index, which returned 2.87%.

•  Top contributors to relative performance

»   Duration positioning, especially an underweight to bonds with six year and shorter durations and an overweight to bonds with eight years and longer durations, which benefited from the yield curve flattening.

»   Sector allocation, primarily an overweight to the incremental tax sector and underweights to the single-family housing and other revenue sectors.

»   Security selection across a diverse group of holdings.

•  Top detractors from relative performance

»   There were no material detractors in this reporting period.

Performance Attribution Duration positioning Sector allocation Security selection No material detractors

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class I Shares at NAV	3.69%	1.08%	2.50%
S&P Municipal Bond Index	2.88%	1.06%	2.30%
S&P Municipal Bond Missouri Index	2.87%	1.09%	2.30%
Lipper Other States Municipal Debt Funds Classification Average	2.59%	0.29%	1.56%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$508,212,429
Total number of portfolio holdings	250
Portfolio turnover (%)	20%
Total advisory fees paid for the year	$2,585,170

What did the Fund invest in? (as of May 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Portfolio manager updates: Effective October 13, 2023, Michael Hamilton and Stephen Candido, CFA were added as portfolio managers of the Fund. Effective April 1, 2024, Christopher Drahn retired from Nuveen Asset Management, LLC and no longer serves as a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R770_AR_0524 3668763-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen Ohio Municipal Bond Fund
Class A Shares/FOHTX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Ohio Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class A Shares	$78	0.78%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Ohio Municipal Bond Fund returned 3.52% for Class A shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the S&P Municipal Bond Ohio Index, which returned 2.65%.

•  Top contributors to relative performance

»   Sector allocation and security selection, largely driven by the Energy Harbor/Vistra Vision equity position, whose share prices increased before and after the merger transaction closed.

»   Duration positioning, especially an underweight exposure to bonds with two to four-year durations and 12-year and longer durations, which underperformed.

•  Top detractors from relative performance

»   Underweight to BB rated bonds, which outperformed, and overweight to AA rated bonds, which underperformed.

»   Underweight to the life care sector, which performed well.
Performance Attribution Energy Harbor/Vistra Vision Duration positioning BB and AA rated bonds Life care sector

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
5/14
5/15
5/16
5/17
5/18
5/19
5/20
5/21
5/22
5/23
5/24
$13,134
$12,556
$12,551
$12,033
Class A Shares (NAV)
Class A Shares (Offering Price)
S&P Municipal Bond Index
S&P Municipal Bond Ohio Index

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class A Shares at NAV (excluding maximum sales charge)	3.52%	1.11%	2.30%
Class A Shares at maximum sales charge (Offering Price)	(0.80)%	0.24%	1.87%
S&P Municipal Bond Index	2.88%	1.06%	2.30%
S&P Municipal Bond Ohio Index	2.65%	1.34%	2.76%
Lipper Ohio Municipal Debt Funds Classification Average	2.92%	0.50%	1.79%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$563,079,167
Total number of portfolio holdings	230
Portfolio turnover (%)	14%
Total advisory fees paid for the year	$2,862,941

What did the Fund invest in? (as of May 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio manager update: Effective October 13, 2023, Scott Romans, Ph.D. and Kristen DeJong, CFA were added as portfolio managers of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R762_AR_0524 3668770-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen Ohio Municipal Bond Fund
Class C Shares/FAFMX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Ohio Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class C Shares	$158	1.58%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Ohio Municipal Bond Fund returned 2.72% for Class C shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the S&P Municipal Bond Ohio Index, which returned 2.65%.

•  Top contributors to relative performance

»   Sector allocation and security selection, largely driven by the Energy Harbor/Vistra Vision equity position, whose share prices increased before and after the merger transaction closed.

»   Duration positioning, especially an underweight exposure to bonds with two to four-year durations and 12-year and longer durations, which underperformed.

•  Top detractors from relative performance

»   Underweight to BB rated bonds, which outperformed, and overweight to AA rated bonds, which underperformed.

»   Underweight to the life care sector, which performed well.
Performance Attribution Energy Harbor/Vistra Vision Duration positioning BB and AA rated bonds Life care sector

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class C Shares at NAV (excluding maximum sales charge)	2.72%	0.29%	1.64%
S&P Municipal Bond Index	2.88%	1.06%	2.30%
S&P Municipal Bond Ohio Index	2.65%	1.34%	2.76%
Lipper Ohio Municipal Debt Funds Classification Average	2.92%	0.50%	1.79%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$563,079,167
Total number of portfolio holdings	230
Portfolio turnover (%)	14%
Total advisory fees paid for the year	$2,862,941

What did the Fund invest in? (as of May 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio manager update: Effective October 13, 2023, Scott Romans, Ph.D. and Kristen DeJong, CFA were added as portfolio managers of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R630_AR_0524 3668770-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen Ohio Municipal Bond Fund
Class I Shares/NXOHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Ohio Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$58	0.58%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Ohio Municipal Bond Fund returned 3.73% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the S&P Municipal Bond Ohio Index, which returned 2.65%.

•  Top contributors to relative performance

»   Sector allocation and security selection, largely driven by the Energy Harbor/Vistra Vision equity position, whose share prices increased before and after the merger transaction closed.

»   Duration positioning, especially an underweight exposure to bonds with two to four-year durations and 12-year and longer durations, which underperformed.

•  Top detractors from relative performance

»   Underweight to BB rated bonds, which outperformed, and overweight to AA rated bonds, which underperformed.

»   Underweight to the life care sector, which performed well.
Performance Attribution Energy Harbor/Vistra Vision Duration positioning BB and AA rated bonds Life care sector

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class I Shares at NAV	3.73%	1.31%	2.50%
S&P Municipal Bond Index	2.88%	1.06%	2.30%
S&P Municipal Bond Ohio Index	2.65%	1.34%	2.76%
Lipper Ohio Municipal Debt Funds Classification Average	2.92%	0.50%	1.79%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$563,079,167
Total number of portfolio holdings	230
Portfolio turnover (%)	14%
Total advisory fees paid for the year	$2,862,941

What did the Fund invest in? (as of May 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio manager update: Effective October 13, 2023, Scott Romans, Ph.D. and Kristen DeJong, CFA were added as portfolio managers of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R739_AR_0524 3668770-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen Wisconsin Municipal Bond Fund
Class A Shares/FWIAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Wisconsin Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class A Shares	$89	0.89%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Wisconsin Municipal Bond Fund returned 5.97% for Class A shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the S&P Municipal Bond Wisconsin Index, which returned 3.84%.

•  Top contributors to relative performance

»   Overweight exposure to longer-maturity bonds, which outperformed as the yield curve flattened.

»   Overweight exposure to non-rated bonds, which benefited from contracting spreads.

»   Overweight exposure to the health care sector, which outperformed.

•  Top detractors from relative performance

»   Overweight to appropriation-backed bonds, which lagged.

»   Overweight to the multi-family housing sector, which underperformed.
Performance Attribution Longer-maturity bonds Non-rated bonds Health care sector Appropriation bonds Multi-family housing sector

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
5/14
5/15
5/16
5/17
5/18
5/19
5/20
5/21
5/22
5/23
5/24
$12,801
$12,551
$12,466
$12,262
Class A Shares (NAV)
Class A Shares (Offering Price)
S&P Municipal Bond Index
S&P Municipal Bond Wisconsin Index

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class A Shares at NAV (excluding maximum sales charge)	5.97%	1.37%	2.50%
Class A Shares at maximum sales charge (Offering Price)	1.56%	0.51%	2.06%
S&P Municipal Bond Index	2.88%	1.06%	2.30%
S&P Municipal Bond Wisconsin Index	3.84%	0.94%	2.23%
Lipper Other States Municipal Debt Funds Classification Average	2.59%	0.29%	1.56%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$72,817,069
Total number of portfolio holdings	70
Portfolio turnover (%)	13%
Total advisory fees paid for the year	$401,831

What did the Fund invest in? (as of May 31, 2024)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio manager update: Effective October 13, 2023, Paul Brennan, CFA was added as a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•
Fee waiver/reimbursement: As of May 1, 2024, Nuveen Fund Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2026 so that the total annual operating expenses of the Fund (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.65% of the average daily net assets of any class of Fund shares.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R721_AR_0524 3668776-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen Wisconsin Municipal Bond Fund
Class C Shares/FWCCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Wisconsin Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class C Shares	$169	1.69%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Wisconsin Municipal Bond Fund returned 5.13% for Class C shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the S&P Municipal Bond Wisconsin Index, which returned 3.84%.

•  Top contributors to relative performance

»   Overweight exposure to longer-maturity bonds, which outperformed as the yield curve flattened.

»   Overweight exposure to non-rated bonds, which benefited from contracting spreads.

»   Overweight exposure to the health care sector, which outperformed.

•  Top detractors from relative performance

»   Overweight to appropriation-backed bonds, which lagged.

»   Overweight to the multi-family housing sector, which underperformed.
Performance Attribution Longer-maturity bonds Non-rated bonds Health care sector Appropriation bonds Multi-family housing sector

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class C Shares at NAV (excluding maximum sales charge)	5.13%	0.57%	1.84%
S&P Municipal Bond Index	2.88%	1.06%	2.30%
S&P Municipal Bond Wisconsin Index	3.84%	0.94%	2.23%
Lipper Other States Municipal Debt Funds Classification Average	2.59%	0.29%	1.56%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$72,817,069
Total number of portfolio holdings	70
Portfolio turnover (%)	13%
Total advisory fees paid for the year	$401,831

What did the Fund invest in? (as of May 31, 2024)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio manager update: Effective October 13, 2023, Paul Brennan, CFA was added as a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•
Fee waiver/reimbursement: As of May 1, 2024, Nuveen Fund Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2026 so that the total annual operating expenses of the Fund (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.65% of the average daily net assets of any class of Fund shares.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R622_AR_0524 3668776-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen Wisconsin Municipal Bond Fund
Class I Shares/FWIRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Wisconsin Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$69	0.69%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Wisconsin Municipal Bond Fund returned 6.16% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the S&P Municipal Bond Wisconsin Index, which returned 3.84%.

•  Top contributors to relative performance

»   Overweight exposure to longer-maturity bonds, which outperformed as the yield curve flattened.

»   Overweight exposure to non-rated bonds, which benefited from contracting spreads.

»   Overweight exposure to the health care sector, which outperformed.

•  Top detractors from relative performance

»   Overweight to appropriation-backed bonds, which lagged.

»   Overweight to the multi-family housing sector, which underperformed.
Performance Attribution Longer-maturity bonds Non-rated bonds Health care sector Appropriation bonds Multi-family housing sector

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class I Shares at NAV	6.16%	1.56%	2.70%
S&P Municipal Bond Index	2.88%	1.06%	2.30%
S&P Municipal Bond Wisconsin Index	3.84%	0.94%	2.23%
Lipper Other States Municipal Debt Funds Classification Average	2.59%	0.29%	1.56%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$72,817,069
Total number of portfolio holdings	70
Portfolio turnover (%)	13%
Total advisory fees paid for the year	$401,831

What did the Fund invest in? (as of May 31, 2024)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio manager update: Effective October 13, 2023, Paul Brennan, CFA was added as a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•
Fee waiver/reimbursement: As of May 1, 2024, Nuveen Fund Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2026 so that the total annual operating expenses of the Fund (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.65% of the average daily net assets of any class of Fund shares.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R689_AR_0524 3668776-INV-Y-07/25 (A, C, I)

3

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, Albin F. Moschner, John K. Nelson, Loren M. Starr and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Moschner is a consultant in the wireless industry and, in July 2012, founded Northcroft Partners, LLC, a management consulting firm that provides operational, management and governance solutions. Prior to founding Northcroft Partners, LLC, Mr. Moschner held various positions at Leap Wireless International, Inc., a provider of wireless services, where he was as a consultant from February 2011 to July 2012, Chief Operating Officer from July 2008 to February 2011, and Chief Marketing Officer from August 2004 to June 2008. Before he joined Leap Wireless International, Inc., Mr. Moschner was President of the Verizon Card Services division of Verizon Communications, Inc. from 2000 to 2003, and President of One Point Services at One Point Communications from 1999 to 2000. Mr. Moschner also served at Zenith Electronics Corporation as Director, President and Chief Executive Officer from 1995 to 1996, and as Director, President and Chief Operating Officer from 1994 to 1995.

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and member of the Audit Committee for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

Item 4.	Principal Accountant Fees and Services.

The following tables show the amount of fees that PricewaterhouseCoopers, the Funds’ auditor, billed to the Funds during the Funds’ last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PricewaterhouseCoopers provided to the Funds, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Funds waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Funds during the fiscal year in which the services are provided; (B) the Funds did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair (or, in his absence, any other member of the Audit Committee).

Fiscal Year Ended May 31, 2024	Audit Fees Billed to Funds[1]	Audit-Related Fees Billed to Funds[2]	Tax Fees Billed to Funds[3]	All Other Fees Billed to Funds[4]
Nuveen Kansas Municipal Bond Fund	$32,259	$0	$0	$0

Nuveen Kentucky Municipal Bond Fund	$32,259	$0	$0	$0

Nuveen Missouri Municipal Bond Fund	$32,259	$0	$0	$0

Nuveen Michigan Municipal Bond Fund	$32,259	$0	$500	$0

Nuveen Ohio Municipal Bond Fund	$32,259	$0	$0	$0

Nuveen Wisconsin Municipal Bond Fund	$32,259	$0	$0	$0

Total	$193,554	$0	$500	$0

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.

3

“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.

4

“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

Fiscal Year Ended May 31, 2024	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Nuveen Kansas Municipal Bond Fund	0%	0%	0%	0%

Nuveen Kentucky Municipal Bond Fund	0%	0%	0%	0%

Nuveen Missouri Municipal Bond Fund	0%	0%	0%	0%

Nuveen Michigan Municipal Bond Fund	0%	0%	0%	0%

Nuveen Ohio Municipal Bond Fund	0%	0%	0%	0%

Nuveen Wisconsin Municipal Bond Fund	0%	0%	0%	0%

Fiscal Year Ended May 31, 2023	Audit Fees Billed to Funds[1]	Audit-Related Fees Billed to Funds[2]	Tax Fees Billed to Funds[3]	All Other Fees Billed to Funds[4]
Nuveen Kansas Municipal Bond Fund	$37,988	$0	$0	$0

Nuveen Kentucky Municipal Bond Fund	$37,988	$0	$0	$0

Nuveen Missouri Municipal Bond Fund	$37,988	$0	$0	$0

Nuveen Michigan Municipal Bond Fund	$37,988	$0	$0	$0

Nuveen Ohio Municipal Bond Fund	$37,988	$0	$0	$0

Nuveen Wisconsin Municipal Bond Fund	$37,988	$0	$0	$0

Total	$227,928	$0	$0	$0

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.

3

“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.

4

“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

Fiscal Year Ended May 31, 2023	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Nuveen Kansas Municipal Bond Fund	0%	0%	0%	0%

Nuveen Kentucky Municipal Bond Fund	0%	0%	0%	0%

Nuveen Missouri Municipal Bond Fund	0%	0%	0%	0%

Nuveen Michigan Municipal Bond Fund	0%	0%	0%	0%

Nuveen Ohio Municipal Bond Fund	0%	0%	0%	0%

Nuveen Wisconsin Municipal Bond Fund	0%	0%	0%	0%

Fiscal Year Ended May 31, 2024	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen Multistate Trust IV	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended May 31, 2023	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen Multistate Trust IV	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended May 31, 2024	Total Non-Audit Fees Billed to Fund	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Nuveen Kansas Municipal Bond Fund	$0	$0	$0	$0

Nuveen Kentucky Municipal Bond Fund	$0	$0	$0	$0

Nuveen Missouri Municipal Bond Fund	$0	$0	$0	$0

Nuveen Michigan Municipal Bond Fund	$500	$0	$0	$500

Nuveen Ohio Municipal Bond Fund	$0	$0	$0	$0

Nuveen Wisconsin Municipal Bond Fund	$0	$0	$0	$0

Total	$500	$0	$0	$500

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Fiscal Year Ended May 31, 2023	Total Non-Audit Fees Billed to Fund	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Nuveen Kansas Municipal Bond Fund	$0	$0	$0	$0

Nuveen Kentucky Municipal Bond Fund	$0	$0	$0	$0

Nuveen Missouri Municipal Bond Fund	$0	$0	$0	$0

Nuveen Michigan Municipal Bond Fund	$0	$0	$0	$0

Nuveen Ohio Municipal Bond Fund	$0	$0	$0	$0

Nuveen Wisconsin Municipal Bond Fund	$0	$0	$0	$0

Fiscal Year Ended May 31, 2023	Total Non-Audit Fees Billed to Fund	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Total	$0	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Funds by the Funds’ independent accountant and (ii) all audit and non-audit services to be performed by the Funds’ independent accountant for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Funds. Regarding tax and research projects conducted by the independent accountant for the Funds and Affiliated Fund Service Providers (with respect to operations and financial reports of the Trust), such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chair for his verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

Item 4(i) and Item 4(j) are not applicable to the registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 7. Financial Statements and Financial
Highlights for Open-End Management
Investment Companies

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Nuveen Multistate Trust IV and Shareholders of Nuveen Kansas Municipal Bond Fund, Nuveen
Kentucky Municipal Bond Fund, Nuveen Michigan Municipal Bond Fund, Nuveen Missouri Municipal Bond Fund, Nuveen Ohio
Municipal Bond Fund and Nuveen Wisconsin Municipal Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Nuveen Kansas Municipal Bond Fund, Nuveen Kentucky Municipal Bond Fund, Nuveen Michigan Municipal Bond
Fund, Nuveen Missouri Municipal Bond Fund, Nuveen Ohio Municipal Bond Fund and Nuveen Wisconsin Municipal
Bond Fund (constituting Nuveen Multistate Trust IV, hereafter collectively referred to as the "Funds") as of May 31,
2024, the related statements of operations for the year ended May 31, 2024, the statement of cash flows for Nuveen
Wisconsin Municipal Bond Fund for the year ended May 31, 2024, the statements of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31,
2024, the results of each of their operations for the year then ended, for the Nuveen Wisconsin Municipal Bond Fund, the results of its cash flows for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2024 and each of the financial highlights for each of the five years in the period ended May
31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian, portfolio company and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
July 25, 2024
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Nuveen Kansas Municipal Bond Fund
Portfolio of Investments May 31, 2024
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 99.0%
X 196,312,077
MUNICIPAL BONDS - 95.8%   X 196,312,077
Consumer Staples - 3.8%
$ 4,080 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 3.000%, 6/01/48
6/30 at 100.00 $ 2,983,823
1,140 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Refunding Series 2002, 5.500%, 5/15/39
7/24 at 100.00 1,145,892
905 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32
6/24 at 100.00 891,093
425 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Series 2016A-1, 5.625%, 6/01/35
No Opt. Call 433,157
280 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 281,909
2,510 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 2,125,390
Total Consumer Staples 7,861,264
Education and Civic Organizations - 4.6%
Kansas City Kansas Community College, Wyandotte County, Kansas,
Auxiliary Enterprise System Revenue Bonds, Series 2021:
4,500 4.000%, 9/01/47 9/30 at 100.00 4,089,919
2,000 4.000%, 9/01/52 9/30 at 100.00 1,775,021
250 Kansas Development Finance Authority, Revenue Bonds, Kansas State
University Projects, Series 2016A, 4.000%, 3/01/27
6/24 at 100.00 250,014
1,000 (c) Topeka, Kansas, Economic Development Revenue Bonds, YMCA Project,
Refunding Series 2011A, 6.500%, 9/01/32
7/24 at 100.00 220,000
3,135 Washburn University of Topeka, Kansas, Revenue Bonds, Series 2015A,
5.000%, 7/01/35
7/25 at 100.00 3,162,738
Total Education and Civic Organizations 9,497,692
Health Care - 8.6%
385 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/39
8/29 at 100.00 401,052
Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson
Regional Medical Center, Inc., Series 2016:
440 5.000%, 12/01/29 12/26 at 100.00 422,884
445 5.000%, 12/01/30 12/26 at 100.00 425,547
50 5.000%, 12/01/31 12/26 at 100.00 47,499
1,075 5.000%, 12/01/36 12/26 at 100.00 1,013,400
400 5.000%, 12/01/41 12/26 at 100.00 351,166
875 Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 5.000%, 2/15/36
2/27 at 100.00 893,364
Kansas Development Finance Authority, Hospital Revenue Bonds, Advent
Health Obligated Group, Series 2021B:
740 5.000%, 11/15/54, (Mandatory Put 11/15/31) No Opt. Call 800,461
285 5.000%, 11/15/54, (Mandatory Put 11/15/28) No Opt. Call 297,989
Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital,
Series 2018A:
305 5.000%, 7/01/43 7/28 at 100.00 309,655
5,000 5.000%, 7/01/48 7/28 at 100.00 5,041,797
Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021C:
270 5.000%, 11/15/52, (Mandatory Put 11/15/26) No Opt. Call 277,160
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
Control Facilities Financing Authority, Hospital Revenue Bonds, (Hospital
Auxilio Mutuo Obligated Group Project, Refunding Series 2021:
920 5.000%, 7/01/27 No Opt. Call 935,609
295 5.000%, 7/01/29 No Opt. Call 304,326

Nuveen Kansas Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
University of Kansas Hospital Authority, Health Facilities Revenue Bonds,
KU Health System, Refunding & Improvement Series 2015:
$ 2,000 4.000%, 9/01/40 9/25 at 100.00 $ 1,905,245
500 5.000%, 9/01/45 9/25 at 100.00 503,203
University of Kansas Hospital Authority, Health Facilities Revenue Bonds,
University of Kansas Health System, Series 2017A:
1,580 4.000%, 3/01/42 3/27 at 100.00 1,477,312
2,250 5.000%, 3/01/47 3/27 at 100.00 2,278,426
Total Health Care 17,686,095
Housing/Multifamily - 1.4%
3,000 Wichita, Kansas, Multifamily Housing Revenue Bonds, Wichita Senior
Housing, Series 2021-IV, 0.510%, 11/01/25, (Mandatory Put 11/01/24)
No Opt. Call 2,934,985
Total Housing/Multifamily 2,934,985
Industrials - 0.7%
1,415 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
7/24 at 100.00 1,387,909
Total Industrials 1,387,909
Long-Term Care - 2.4%
2,500 Kansas Development Finance Authority Revenue Bonds, Village Shalom
Project, Series 2018A, 5.250%, 11/15/53
6/24 at 103.75 1,774,970
2,715 Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian
Manors, Series 2013IV-A, 6.375%, 5/15/43
7/24 at 100.00 2,503,589
665 Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian
Manors, Series 2014IV-A, 5.625%, 5/15/44
7/24 at 100.00 553,750
Total Long-Term Care 4,832,309
Tax Obligation/General - 29.1%
Allen County Unified School District 257 Iola, Kansas, General Obligation
Bonds, School Building Series 2019A:
1,120 4.000%, 9/01/33 - BAM Insured 9/28 at 100.00 1,131,406
1,150 4.000%, 9/01/34 - BAM Insured 9/28 at 100.00 1,161,707
1,000 3.000%, 9/01/38 - BAM Insured 9/28 at 100.00 844,336
1,000 Butler County Unified School District 490, Kansas, General Obligation
Bonds, Refunding Series 2016A, 4.000%, 9/01/35 - BAM Insured
9/26 at 100.00 1,006,937
3,000 Butler County Unified School District 490, Kansas, General Obligation
Bonds, School Building Series 2016B, 4.000%, 9/01/43 - BAM Insured
9/26 at 100.00 2,898,601
100 Douglas County Unified School District 497, Kansas, General Obligation
Bonds, Series 2017A, 3.125%, 9/01/37
9/27 at 100.00 87,154
500 Geary County Unified School District 475, Kansas, General Obligation
Bonds, Refunding Series 2021B, 3.000%, 9/01/43
9/31 at 100.00 391,180
5,000 Harvey County Unified School District 460, Hesston, Kansas, General
Obligation Bonds, Series 2022, 5.000%, 9/01/52 - BAM Insured
9/31 at 100.00 5,197,290
2,500 Johnson County Unified School District 229, Blue Valley, Kansas, General
Obligation Bonds, School Series 2020A, 2.500%, 10/01/39
10/30 at 100.00 1,902,546
Johnson County Unified School District 229, Blue Valley, Kansas, General
Obligation Bonds, School Series 2022A:
2,070 5.000%, 10/01/28 No Opt. Call 2,212,276
1,610 5.000%, 10/01/31 No Opt. Call 1,795,342
1,490 Johnson County Unified School District 231 Gardner Edgerton, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2016A,
5.000%, 10/01/33
10/25 at 100.00 1,508,040
3,585 Johnson County Unified School District 512, Shawnee Mission, Kansas,
General Obligation Bonds, Improvement Series 2023A, 5.000%, 10/01/40
10/33 at 100.00 3,957,074
10,000 Johnson County Unified School District 512, Shawnee Mission, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2021A,
3.000%, 10/01/41
10/30 at 100.00 7,988,775
500 Johnson County, Kansas, General Obligation Bonds, General
Improvement Series 2016A, 5.000%, 9/01/24
No Opt. Call 501,403
5,000 Johnson County, Kansas, General Obligation Bonds, Internal
Improvement Series 2018A, 4.000%, 9/01/34
9/27 at 100.00 5,030,444

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 1,290 Johnson/Miami County Unified School District 230 Spring Hill, Kansas,
General Obligation Bonds, Improvement Series 2016B, 4.000%, 9/01/33
9/26 at 100.00 $ 1,290,978
620 Johnson/Miami County Unified School District 230 Spring Hill, Kansas,
General Obligation Bonds, Refunding Series 2016, 5.000%, 9/01/26
No Opt. Call 639,973
1,000 Johnson/Miami County Unified School District 230 Spring Hill, Kansas,
General Obligation Bonds, Series 2018A, 5.000%, 9/01/34
9/27 at 100.00 1,063,429
1,000 Leavenworth County Unified School District 464, Tonganoxie, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2019A,
4.000%, 9/01/45
9/27 at 100.00 957,852
500 Linn County Unified School District 362, Kansas, General Obligation
Bonds, Series 2020, 3.000%, 9/01/35
9/28 at 100.00 463,831
Reno County, Kansas, General Obligation Bonds, Refunding &
Improvement Series 2021:
205 3.000%, 9/01/31 9/28 at 100.00 188,670
200 3.000%, 9/01/34 9/28 at 100.00 176,067
1,130 Riley County Unified School District 383, Manhattan-Ogen, Kansas,
General Obligation Bonds, Refunding Series 2016, 4.000%, 9/01/29
9/26 at 100.00 1,138,366
Saline County, Kansas, General Obligation Bonds, Sales Tax Series 2021B:
2,530 3.000%, 9/01/33 9/30 at 100.00 2,323,132
500 2.000%, 9/01/34 9/30 at 100.00 395,414
465 Sedgwick County Unified School District 262, Kansas, General Obligation
Bonds, Refunding Series 2017, 4.000%, 9/01/30 - BAM Insured
9/26 at 100.00 471,694
Sedgwick County Unified School District 266 Maize, Harvey County,
Kansas, General Obligation Bonds, Series 2019A:
1,325 4.000%, 9/01/30 9/27 at 100.00 1,338,622
1,650 4.000%, 9/01/31 9/27 at 100.00 1,662,527
500 4.000%, 9/01/32 9/27 at 100.00 503,456
1,000 Sedgwick County Unified School District No 265 Goddard, 3.000%,
10/01/32
10/26 at 100.00 916,186
1,250 Wabaunsee County Unified School District 330 Mission Valley, Kansas,
General Obligation Bonds, Series 2022, 5.500%, 9/01/47 - BAM Insured
9/31 at 100.00 1,348,598
Wichita, Kansas, General Obligation Bonds, Airport Series 2015C:
2,000 5.000%, 12/01/39, (AMT) 12/25 at 100.00 2,004,096
500 4.250%, 12/01/44, (AMT) 12/25 at 100.00 477,812
Wyandotte County Unified School District 203, Piper, Kansas, General
Obligation Bonds, Improvement Series 2018A:
1,000 5.000%, 9/01/40 9/28 at 100.00 1,040,754
1,000 5.000%, 9/01/41 9/28 at 100.00 1,037,799
1,000 4.000%, 9/01/48 9/28 at 100.00 913,537
200 Wyandotte County/Kansas City Unified Government, Kansas, General
Obligation Bonds, Improvement Series 2015A, 3.000%, 8/01/28
8/24 at 100.00 188,006
1,515 Wyandotte County/Kansas City Unified Government, Kansas, General
Obligation Bonds, Improvement Series 2020A, 3.000%, 8/01/30 - BAM
Insured
8/28 at 100.00 1,385,729
Total Tax Obligation/General 59,541,039
Tax Obligation/Limited - 21.4%
Dodge City, Kansas, Sales Tax Revenue Bonds, Refunding Series 2016:
500 5.000%, 6/01/28 - AGM Insured 6/27 at 100.00 519,310
1,380 5.000%, 6/01/29 - AGM Insured 6/27 at 100.00 1,435,051
2,295 5.000%, 6/01/30 - AGM Insured 6/27 at 100.00 2,387,726
1,320 5.000%, 6/01/31 - AGM Insured 6/27 at 100.00 1,375,361
Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D:
1,000 5.000%, 11/15/34 11/25 at 100.00 1,009,014
1,000 5.000%, 11/15/39 11/25 at 100.00 1,004,913

Nuveen Kansas Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Guam Government, Limited Obligation Section 30 Revenue Bonds, Series
2016A:
$ 2,000 5.000%, 12/01/25 No Opt. Call $ 2,024,647
1,000 5.000%, 12/01/30 12/26 at 100.00 1,021,660
1,000 5.000%, 12/01/32 12/26 at 100.00 1,021,478
2,275 5.000%, 12/01/33 12/26 at 100.00 2,321,036
1,250 5.000%, 12/01/46 12/26 at 100.00 1,249,133
Johnson County Community College, Kansas, Certificates of Participation,
Series 2017:
2,630 4.000%, 10/01/28 10/26 at 100.00 2,654,006
815 3.000%, 10/01/31 10/26 at 100.00 744,808
Kansas Department of Transportation, Highway Revenue Bonds, Series
2015B:
1,000 5.000%, 9/01/29 9/25 at 100.00 1,016,813
1,500 5.000%, 9/01/35 9/25 at 100.00 1,519,005
2,240 Kansas Department of Transportation, Highway Revenue Bonds, Series
2017A, 5.000%, 9/01/33
9/27 at 100.00 2,323,999
1,000 Kansas Development Finance Authority, Kansas, Revenue Bonds, State of
Kansas Projects, Refunding Series 2019F, 3.000%, 11/01/33
11/27 at 100.00 899,140
Kansas Development Finance Authority, Kansas, Sales Tax Revenue Bonds,
K-State Olathe Innovation Campus Inc., Series 2019H-1:
1,170 4.000%, 9/01/30 9/27 at 100.00 1,176,330
1,350 3.000%, 9/01/34 9/27 at 100.00 1,228,889
2,100 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 2,179,456
7,735 Overland Park Development Corporation, Kansas, Revenue Bonds,
Convention Center Hotel, Refunding & improvement Series 2019, 5.000%,
3/01/44
3/29 at 100.00 7,359,826
Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community
Improvement District No. 1 Project, Series 2012B:
200 (c) 5.250%, 12/15/29 7/24 at 100.00 100,000
200 (c) 6.100%, 12/15/34 7/24 at 100.00 100,000
2,775 (c) Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds,
Prairiefire at Lionsgate Project, Series 2012, 6.000%, 12/15/32
7/24 at 100.00 1,110,000
335 Ozawkie Kansas, General Obligation Refunding Bonds, Series 2020,
3.000%, 9/01/39
9/27 at 100.00 287,749
1,895 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
7/24 at 100.00 1,912,674
1,330 Wyandotte County/Kansas City Unified Government, Kansas, Community
Improvement District Sales Tax Revenue Bonds, Legends Apartments
Garage & West Lawn Project, Series 2018, 4.500%, 6/01/40
12/26 at 100.00 1,267,894
1,260 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Kansas International Speedway Corporation
Project, Refunding Series 2014, 5.000%, 12/01/26
12/24 at 100.00 1,268,765
1,175 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series
2015, 5.750%, 9/01/32
9/25 at 100.00 1,087,654
345 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Revenue Bonds, Kansas International Speedway
Corporation, Series 1999, 0.000%, 12/01/27
No Opt. Call 294,395
Total Tax Obligation/Limited 43,900,732
Transportation - 3.7%
1,120 Colorado High Performance Transportation Enterprise, C-470 Express
Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/51
12/24 at 100.00 1,121,787
Kansas State Turnpike Authority, Turnpike Revenue Bonds, Refunding
Series 2019A:
1,065 5.000%, 9/01/31 9/29 at 100.00 1,148,938
1,100 5.000%, 9/01/38 9/29 at 100.00 1,173,384

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A:
$ 2,500 5.000%, 7/01/34, (AMT) 7/24 at 100.00 $ 2,499,876
1,515 5.000%, 7/01/46, (AMT) 7/24 at 100.00 1,507,891
Total Transportation 7,451,876
U.S. Guaranteed - 3.4% (d)
1,250 Johnson County Unified School District 512, Shawnee Mission, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2015A,
5.000%, 10/01/34, (Pre-refunded 10/01/25)
10/25 at 100.00 1,275,153
Kansas Development Finance Authority, Hospital Revenue Bonds, Advent
Health Obligated Group, Series 2021B:
40 5.000%, 11/15/54, (Pre-refunded 11/15/28) 11/28 at 100.00 42,153
Leavenworth County Unified School District 453, Kansas, General
Obligation Bonds, Series 2018A:
365 4.000%, 9/01/37, (Pre-refunded 9/01/26) 9/26 at 100.00 369,579
2,155 4.000%, 9/01/38, (Pre-refunded 9/01/26) 9/26 at 100.00 2,182,032
Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021C:
15 5.000%, 11/15/52, (Pre-refunded 11/15/26) No Opt. Call 15,506
2,000 Sedgwick County Unified School District 260, Kansas, General Obligation
Bonds, Refunding & School Building Series 2018B, 5.000%, 10/01/40,
(Pre-refunded 10/01/26)
10/26 at 100.00 2,068,431
1,000 Wyandotte County Unified School District 500, Kansas, General
Obligation Bonds, Improvement Series 2016A, 4.125%, 9/01/37, (Pre-
refunded 9/01/26)
9/26 at 100.00 1,017,172
Total U.S. Guaranteed 6,970,026
Utilities - 16.7%
130 (e) California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, Poseidon Resources Channelside LP Desalination Project,
Series 2012, 5.000%, 11/21/45, (AMT)
7/24 at 100.00 130,171
Chisholm Creek Utility Authority, Kansas, Water and Wastewater Facilities
Revenue Bonds, Bel Aire & Park Cities, Kansas Project, Refunding Series
2017:
600 5.000%, 9/01/27 - AGM Insured No Opt. Call 624,430
1,135 4.000%, 9/01/29 - AGM Insured 9/27 at 100.00 1,144,363
1,500 (e) Coffeyville, Kansas, Electric Utility System Revenue Bonds, Series 2015B,
5.000%, 6/01/42, (Pre-refunded 6/01/25)
6/25 at 100.00 1,516,565
Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds,  Refunding Series 2024B:
1,000 5.000%, 7/01/31 No Opt. Call 1,076,898
1,000 5.000%, 7/01/32 No Opt. Call 1,084,592
1,000 5.000%, 7/01/33 No Opt. Call 1,091,653
800 5.000%, 7/01/34 No Opt. Call 879,078
100 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/35
7/24 at 100.00 100,069
2,000 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 2,036,615
Guam Power Authority, Revenue Bonds, Refunding Series 2017A:
1,165 5.000%, 10/01/37 10/27 at 100.00 1,190,302
3,750 5.000%, 10/01/40 10/27 at 100.00 3,806,537
Guam Power Authority, Revenue Bonds, Series 2014A:
1,000 5.000%, 10/01/32 10/24 at 100.00 1,003,598
1,000 5.000%, 10/01/33 10/24 at 100.00 1,003,592
Kansas Municipal Energy Agency, Power Project Revenue Bonds,
Dogwood Project, Series 2018A:
1,000 5.000%, 4/01/33 - BAM Insured 4/26 at 100.00 1,022,924
1,000 5.000%, 4/01/34 - BAM Insured 4/26 at 100.00 1,023,280
1,000 5.000%, 4/01/35 - BAM Insured 4/26 at 100.00 1,023,280

Nuveen Kansas Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
National Series 2007VV:
$ 2,480 5.250%, 7/01/27 - AGM Insured No Opt. Call $ 2,480,585
1,065 5.250%, 7/01/31 - AGM Insured No Opt. Call 1,061,843
480 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2005RR, 5.000%, 7/01/28 - AGC Insured
7/24 at 100.00 478,407
Salina, Kansas, Water and Sewer System Revenue Bonds, Refunding Series
2019A:
475 3.000%, 10/01/28 10/26 at 100.00 448,144
355 3.000%, 10/01/29 10/26 at 100.00 332,093
780 3.000%, 10/01/30 10/26 at 100.00 723,137
580 3.000%, 10/01/31 10/26 at 100.00 532,841
Topeka, Kansas, Utility Revenue Bonds, Refunding & Improvement Series
2021A:
785 4.000%, 8/01/30 - BAM Insured 8/29 at 100.00 803,426
740 4.000%, 8/01/31 - BAM Insured 8/29 at 100.00 756,746
1,595 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Series 2007B, 5.000%, 7/01/31
7/24 at 100.00 1,459,852
1,105 Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Refunding Series
2017B, 5.000%, 10/01/26
No Opt. Call 1,145,065
2,000 Wyandotte County/Kansas City Unified Government, Kansas, Utility
System Revenue Bonds, Refunding & Improvement Series 2014A, 5.000%,
9/01/44
9/24 at 100.00 2,000,732
2,250 Wyandotte County-Kansas City Unified Government, Kansas, Utility
System Revenue Bonds, Improvement Series 2016A, 5.000%, 9/01/40
9/25 at 100.00 2,267,332
Total Utilities 34,248,150
Total Municipal Bonds
(cost $210,876,918) 196,312,077
Shares Description (a) Value
X 6,503,262
COMMON STOCKS - 3.2%   X 6,503,262
Utilities - 3 .2%
2,568 (f),(g) Vistra Vision $ 6,503,262
Total Utilities 6,503,262
Total Common Stocks
(cost $2,547,413) 6,503,262
Total Long-Term Investments
(cost $213,424,331) 202,815,339
Other Assets & Liabilities, Net - 1.0% 2,117,063
Net Assets - 100% $ 204,932,402
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,646,736 or 0.8% of Total Investments.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.
AGC Assured Guaranty Corp
AGM Assured Guaranty Municipal
AMT Alternative Minimum Tax
BAM Build America Mutual
See Notes to Financial Statements

Nuveen Kentucky Municipal Bond Fund
Portfolio of Investments May 31, 2024
/DD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 105.2%
X 250,690,680
MUNICIPAL BONDS - 105.2%   X 250,690,680
Education and Civic Organizations - 18.9%
$ 155 Campbellsville, Kentucky, Industrial Building Revenue Bonds,
Campbellsville University Project, Series 2017, 5.000%, 3/01/39
3/27 at 100.00 $ 149,809
Kentucky Bond Development Corporation, Educational Facilities Revenue
Bonds, City of Danville, Centre College Project, Series 2021:
4,700 4.000%, 6/01/46 6/31 at 100.00 4,265,376
4,200 4.000%, 6/01/51 6/31 at 100.00 3,743,612
Kentucky Bond Development Corporation, Educational Facilities
Revenue Bonds, City of Stamping Ground, Transylvania University Project,
Refunding Series 2021A:
1,040 4.000%, 3/01/46 3/30 at 100.00 903,702
705 4.000%, 3/01/49 3/30 at 100.00 602,495
Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A:
2,000 5.000%, 7/01/33 7/25 at 100.00 2,010,086
5,320 5.000%, 7/01/40 7/25 at 100.00 5,322,409
2,500 5.000%, 1/01/45 7/25 at 100.00 2,461,688
400 Kentucky Higher Education Student Loan Corporation, Student Loan
Revenue Bonds, Senior Series 2014A, 5.000%, 6/01/24, (AMT)
No Opt. Call 400,000
Kentucky Higher Education Student Loan Corporation, Student Loan
Revenue Bonds, Senior Series 2021A-1:
500 5.000%, 6/01/31, (AMT) No Opt. Call 514,796
1,450 2.125%, 6/01/32, (AMT) 6/31 at 100.00 1,216,133
Kentucky Higher Education Student Loan Corporation, Student Loan
Revenue Bonds, Series 2019A:
1,000 5.000%, 6/01/28, (AMT) No Opt. Call 1,021,668
700 5.000%, 6/01/29, (AMT) No Opt. Call 719,218
Kentucky State University, Certificates of Participation, Series 2021:
500 4.000%, 11/01/41 - BAM Insured 11/31 at 100.00 489,876
3,025 4.000%, 11/01/51 - BAM Insured 11/31 at 100.00 2,772,089
2,850 4.000%, 11/01/56 - BAM Insured 11/31 at 100.00 2,590,866
Louisville-Jefferson County Metro Government, Kentucky, Revenue Bonds,
Bellarmine University Inc Project, Refunding & Improvement Series 2015:
1,790 5.000%, 5/01/31 5/25 at 100.00 1,713,243
1,210 5.000%, 5/01/40 5/25 at 100.00 1,056,616
Murray State University, Kentucky, General Receipts Bonds, Series 2015A:
1,125 5.000%, 3/01/26 3/25 at 100.00 1,135,682
1,075 5.000%, 3/01/27 3/25 at 100.00 1,084,813
250 University of Kentucky, General Receipts Bonds, Series 2016A, 5.000%,
4/01/32
4/25 at 100.00 252,028
4,535 University of Kentucky, General Receipts Bonds, Series 2018A, 4.000%,
10/01/32
4/26 at 100.00 4,528,860
3,450 University of Louisville, Kentucky, Revenue Bonds, General Receipts Series
2016D, 5.000%, 3/01/32
9/26 at 100.00 3,527,683
2,500 University of Louisville, Kentucky, Revenue Bonds, Refunding General
Receipts Series 2016C, 4.000%, 9/01/28
3/26 at 100.00 2,513,650
Total Education and Civic Organizations 44,996,398
Health Care - 20.8%
9,190 Hazard, Kentucky, Healthcare Revenue Bonds, Appalachian Regional
Healthcare Project, Series 2021, 4.000%, 7/01/51 - AGM Insured
7/31 at 100.00 8,397,251
8,000 Kentucky Bond Development Corporation, Hospital Revenue Bonds, Saint
Elizabeth Medical Center, Inc., Refunding Series 2016, 5.000%, 5/01/39
5/26 at 100.00 8,113,200
3,000 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Baptist Healthcare System Obligated Group, Series 2017B,
5.000%, 8/15/41
8/27 at 100.00 3,039,690

Nuveen Kentucky Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A:
$ 500 5.250%, 6/01/41 6/27 at 100.00 $ 503,312
2,000 5.000%, 6/01/45 6/27 at 100.00 1,992,069
6,385 Kentucky Economic Development Finance Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/44
8/29 at 100.00 6,527,222
Kentucky Economic Development Finance Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-2:
100 5.000%, 8/01/37 8/29 at 100.00 105,013
100 5.000%, 8/01/38 8/29 at 100.00 104,440
2,500 5.000%, 8/01/44 8/29 at 100.00 2,555,686
Louisville and Jefferson County Metropolitan Government, Kentucky,
Hospital Revenue Bonds, UofL Health Project, Series 2022A:
4,500 5.000%, 5/15/52 - AGM Insured 5/32 at 100.00 4,683,695
2,165 5.000%, 5/15/52 5/32 at 100.00 2,231,385
2,000 Louisville/Jefferson County Metro Government, Kentucky, Health System
Revenue Bonds, Norton Healthcare, Inc., Series 2023A, 5.000%, 10/01/42
10/33 at 100.00 2,105,317
2,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-Calloway
County Public Hospital Corporation Project, Refunding Series 2016,
5.000%, 8/01/37
8/26 at 100.00 2,007,317
Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-
Warren County Community Hospital Corporation, Refunding Series
2021A:
600 5.000%, 4/01/25 No Opt. Call 605,600
500 5.000%, 4/01/26 No Opt. Call 511,300
500 5.000%, 4/01/27 No Opt. Call 518,343
Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-
Warren County Community Hospital Corporation, Series 2012A:
1,980 5.000%, 10/01/33 7/24 at 100.00 1,980,563
2,000 5.000%, 10/01/37 7/24 at 100.00 2,000,658
1,500 Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-
Warren County Community Hospital Corporation, Series 2024, 5.250%,
4/01/54
4/34 at 100.00 1,594,513
Total Health Care 49,576,574
Materials - 0.5%
1,180 Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC Project,
Series 2022A, 4.700%, 1/01/52, (AMT)
1/32 at 100.00 1,180,703
Total Materials 1,180,703
Tax Obligation/General - 4.1%
Louisville and Jefferson County Metropolitan Government, Kentucky,
General Obligation Bonds, Series 2023A:
3,000 5.000%, 12/01/39 12/33 at 100.00 3,359,849
5,685 5.000%, 12/01/40 12/33 at 100.00 6,342,049
Total Tax Obligation/General 9,701,898
Tax Obligation/Limited - 37.5%
1,250 Barren County School District Finance Corporation, Kentucky, School
Building Revenue Bonds, Series 2015, 5.000%, 8/01/24
No Opt. Call 1,251,470
3,500 Christian County School District Finance Corporation, Kentucky, School
Building Revenue Bonds, Series 2023, 4.500%, 10/01/53 - AGM Insured
10/33 at 100.00 3,548,773
4,375 Kentucky Bond Development Corporation, Kentucky, Industrial Building
Revenue Bonds, Kentucky Communications Network Authority, Series
2019, 5.000%, 9/01/49 - BAM Insured
3/30 at 100.00 4,518,072
Kentucky Bond Development Corporation, Transient Room Tax Revenue
Bonds, Lexington Center Corporation Project, Series 2018A:
3,500 5.000%, 9/01/43 9/28 at 100.00 3,572,619
10,400 5.000%, 9/01/48 9/28 at 100.00 10,568,883

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Kentucky Economic Development Finance Authority, Louisville Arena
Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A:
$ 13,650 (c) 4.000%, 12/01/41 - AGM Insured, (UB) 12/27 at 100.00 $ 13,137,872
1,000 4.000%, 12/01/41 - AGM Insured 12/27 at 100.00 962,482
4,100 5.000%, 12/01/45 - AGM Insured 12/27 at 100.00 4,202,484
Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 115, Series 2017:
7,000 (c) 5.000%, 4/01/32, (UB) 4/27 at 100.00 7,230,254
6,000 5.000%, 4/01/38 4/27 at 100.00 6,185,548
2,445 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 126, Series 2022A, 5.000%, 5/01/42
5/32 at 100.00 2,615,958
1,930 Kentucky Turnpike Authority, Economic Development Road Revenue
Bonds, Revitalization Project, Refunding Series 2017A, 5.000%, 7/01/33
7/27 at 100.00 2,023,070
5,000 Kentucky Turnpike Authority, Economic Development Road Revenue
Bonds, Revitalization Project, Refunding Series 2017B, 5.000%, 7/01/28
7/27 at 100.00 5,229,636
Logan County School District Finance Corporation, Kentucky, Revenue
Bonds, School Building Series 2023:
2,650 4.125%, 9/01/41 9/33 at 100.00 2,621,373
2,765 4.250%, 9/01/42 9/33 at 100.00 2,733,783
2,870 4.250%, 9/01/43 9/33 at 100.00 2,824,878
1,910 Nelson County School District Finance Corp, 5.000%, 6/01/44 , (WI/DD) 6/32 at 100.00 2,016,017
1,000 Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton
Project, Series 2020B, 5.500%, 12/01/60
12/30 at 100.00 823,125
2,460 Newport, Kentucky, Special Obligation Revenue Bonds, Newport Skypoint
Project, Refunding Series 2023, 5.500%, 9/01/50
3/33 at 100.00 2,249,233
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
1,205 0.000%, 7/01/33 7/28 at 86.06 842,596
1,799 4.500%, 7/01/34 7/25 at 100.00 1,802,881
89 5.000%, 7/01/58 7/28 at 100.00 89,029
1,370 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 1,379,788
4,180 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 4,166,921
3,000 (d) Union Kentucky, Special Obligation Revenue Bonds, Union Promenade
Project, Series 2022B, 5.500%, 12/01/52
12/32 at 100.00 2,823,599
Total Tax Obligation/Limited 89,420,344
Transportation - 5.8%
Kenton County Airport Board, Kentucky, Airport Revenue Bonds,
Cincinnati/Northern Kentucky International Airport, Refunding Series
2016:
1,635 5.000%, 1/01/25 No Opt. Call 1,646,929
1,750 5.000%, 1/01/31 1/26 at 100.00 1,780,284
1,210 5.000%, 1/01/33 1/26 at 100.00 1,230,963
4,320 Kenton County Airport Board, Kentucky, Airport Revenue Bonds,
Cincinnati/Northern Kentucky International Airport, Series 2019, 5.000%,
1/01/49
1/29 at 100.00 4,475,962
700 Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, Capital Appreciation First Tier Series
2013B, 0.000%, 7/01/32
7/28 at 76.98 455,064
1,000 Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, Convertible Capital Appreciation First
Tier Series 2013C, 6.600%, 7/01/39
7/31 at 100.00 1,153,089
Louisville Regional Airport Authority, Kentucky, Airport System Revenue
Bonds, Refunding Series 2014A:
1,555 5.000%, 7/01/31, (AMT) 7/24 at 100.00 1,555,424
1,500 5.000%, 7/01/32, (AMT) 7/24 at 100.00 1,500,406
Total Transportation 13,798,121

Nuveen Kentucky Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities - 17.6%
$ 5,705 Bowling Green, Kentucky, Water and Sewer Revenue Bonds, Series 2019,
4.000%, 6/01/49 - AGM Insured
6/26 at 100.00 $ 5,246,169
8,300 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%,
10/01/34, (AMT)
6/31 at 100.00 6,235,139
1,375 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2018A, 3.375%,
2/01/26, (AMT)
6/24 at 100.00 1,330,534
3,265 Kentucky Infrastructure Authority, Wastewater and Drinking Water
Revolving Fund Revenue Bonds, Series 2018A, 5.000%, 2/01/30
2/28 at 100.00 3,458,905
1,500 Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie
State Project, Refunding Series 2019A, 4.000%, 9/01/45
9/28 at 100.00 1,303,749
3,730 Louisville and Jefferson County Metropolitan Sewer District, Kentucky,
Sewer and Drainage System Revenue Bonds, Refunding Series 2018A,
4.000%, 5/15/37
5/28 at 100.00 3,700,700
Louisville and Jefferson County Metropolitan Sewer District, Kentucky,
Sewer and Drainage System Revenue Bonds, Series 2014A:
795 5.000%, 5/15/27 11/24 at 100.00 800,368
1,785 4.000%, 5/15/40 11/24 at 100.00 1,735,234
2,500 Louisville and Jefferson County Metropolitan Sewer District, Kentucky,
Sewer and Drainage System Revenue Bonds, Series 2023C, 5.000%,
5/15/51
11/33 at 100.00 2,649,046
10,000 Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution
Control Revenue Bonds, Louisville Gas and Electric Company Project,
Series 2003A, 2.000%, 10/01/33
4/31 at 100.00 7,760,909
1,900 Owen County, Kentucky, Water Facilities Revenue Bonds, Kentucky-
American Water Company Project, Refunding Series 2020, 3.875%,
6/01/40, (Mandatory Put 9/01/28)
No Opt. Call 1,886,694
2,000 Paducah, Kentucky, Electric Plant Board Revenue Bonds, Refunding Series
2016A, 5.000%, 10/01/33 - AGM Insured
10/26 at 100.00 2,044,257
5 Paducah, Kentucky, Electric Plant Board Revenue Bonds, Series 2009A,
5.250%, 10/01/35 - AGC Insured
6/24 at 100.00 5,004
Princeton Electric Plant Board, Kentucky, Revenue Bonds, Refunding
Series 2015:
685 5.000%, 11/01/25 - AGM Insured 5/25 at 100.00 691,183
1,100 5.000%, 11/01/34 - AGM Insured 5/25 at 100.00 1,112,095
1,635 5.000%, 11/01/37 - AGM Insured 5/25 at 100.00 1,651,074
405 Russellville, Kentucky, Electric Plant Board Electric Revenue Bonds,
Refunding Series 2015A, 5.000%, 8/01/24 - BAM Insured
No Opt. Call 405,582
Total Utilities 42,016,642
Total Municipal Bonds
(cost $263,212,031) 250,690,680
Total Long-Term Investments
(cost $263,212,031) 250,690,680
Floating Rate Obligations - (6.9)%   (16,520,000)
Other Assets & Liabilities, Net - 1.7% 4,034,928
Net Assets - 100% $ 238,205,608
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $2,823,599 or 1.1% of Total Investments.
AGC Assured Guaranty Corp
AGM Assured Guaranty Municipal
AMT Alternative Minimum Tax
BAM Build America Mutual

UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Nuveen Michigan Municipal Bond Fund
Portfolio of Investments May 31, 2024
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 99.1%
X 219,954,102
MUNICIPAL BONDS - 99.1%   X 219,954,102
Consumer Staples - 0.9%
$ 1,965 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2,
5.000%, 6/01/40
12/30 at 100.00 $ 2,035,461
Total Consumer Staples 2,035,461
Education and Civic Organizations - 8.3%
500 Detroit Service Learning Academy, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2021, 4.000%, 7/01/41
7/28 at 103.00 420,553
350 Grand Valley State University, Michigan, General Revenue Bonds,
Refunding Series 2014B, 5.000%, 12/01/28
12/24 at 100.00 351,939
Grand Valley State University, Michigan, General Revenue Bonds, Series
2017:
250 5.000%, 12/01/30 12/24 at 100.00 250,449
250 5.000%, 12/01/32 12/24 at 100.00 250,219
2,670 Michigan State University, General Revenue Bonds, Series 2015A, 5.000%,
8/15/40
8/25 at 100.00 2,688,271
1,835 Michigan State University, General Revenue Bonds, Taxable Series 2019A,
5.000%, 2/15/48
2/29 at 100.00 1,901,179
1,800 Michigan Technological University, General Revenue Bonds, Refunding
Series 2015A, 5.000%, 10/01/45
10/25 at 100.00 1,817,712
Michigan Technological University, General Revenue Bonds, Series 2023A:
1,520 5.000%, 10/01/47 - AGM Insured 10/31 at 100.00 1,573,003
1,000 5.250%, 10/01/52 - AGM Insured 10/31 at 100.00 1,046,403
Northern Michigan University, General Revenue Bonds, Series 2018A:
500 5.000%, 12/01/32 6/28 at 100.00 528,963
400 5.000%, 12/01/34 6/28 at 100.00 424,020
5,480 Oakland University, Michigan, General Revenue Bonds, Series 2016,
5.000%, 3/01/47
3/26 at 100.00 5,500,405
560 Oakland University, Michigan, General Revenue Bonds, Series 2019,
5.000%, 3/01/50
3/29 at 100.00 571,412
515 Saginaw Valley State University, Michigan, General Revenue Bonds,
Refunding Series 2016A, 5.000%, 7/01/35
7/26 at 100.00 526,563
650 Western Michigan University, General Revenue Bonds, Refunding Series
2015A, 5.000%, 11/15/45
5/25 at 100.00 652,689
Total Education and Civic Organizations 18,503,780
Health Care - 7.3%
5,255 Kent Hospital Finance Authority, Michigan, Revenue Bonds, Mary Free
Bed Rehabilitation Hospital, Series 2021A, 4.000%, 4/01/41
4/31 at 100.00 5,036,814
3,085 Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health
System, Series 2019A, 4.000%, 11/15/50
11/29 at 100.00 2,760,730
3,000 Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health
Care, Series 2019A, 4.000%, 2/15/47
8/29 at 100.00 2,784,099
3,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2016MI-2, 4.000%, 3/01/51
3/32 at 100.00 2,718,753
3,195 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2019MI-1, 4.000%, 12/01/48
12/28 at 100.00 2,945,005
Total Health Care 16,245,401
Housing/Multifamily - 0.8%
Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2021A:
320 1.050%, 10/01/27 No Opt. Call 288,232
500 1.150%, 4/01/28 No Opt. Call 425,916
720 1.375%, 4/01/29 No Opt. Call 602,369
625 1.600%, 4/01/30 No Opt. Call 515,348
Total Housing/Multifamily 1,831,865

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care - 0.3%
$ 750 Kentwood Economic Development Corporation, Michigan, Limited
Obligation Revenue Bonds, Holland Home Obligated Group, Refunding
Series 2022, 4.000%, 11/15/43
11/28 at 103.00 $ 614,298
Total Long-Term Care 614,298
Tax Obligation/General - 40.7%
1,350 Ann Arbor Public School District, Washtenaw County, Michigan, General
Obligation Bonds, School Building & Site Series 2015, 5.000%, 5/01/25
No Opt. Call 1,367,097
825 Ann Arbor Public School District, Washtenaw County, Michigan, General
Obligation Bonds, School Building & Site Series 2022, 5.000%, 5/01/42
5/32 at 100.00 890,826
Battle Creek School District, Calhoun County, Michigan, General
Obligation Bonds, Refunding & Site Series 2022:
2,000 4.000%, 5/01/45 5/32 at 100.00 1,945,074
3,000 4.000%, 5/01/47 5/32 at 100.00 2,893,874
1,100 Birmingham Public Schools, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Refunding Series 2023, 5.000%,
5/01/43
5/33 at 100.00 1,182,515
1,000 Bloomfield Hills Schools, Oakland County, Michigan, General Obligation
Bonds, School Building & Site Series 2022, 5.000%, 5/01/48
5/32 at 100.00 1,050,186
2,250 Byron Center Public Schools, Kent County, Michigan, General Obligation
Bonds, School Building & Site Series 2017I, 5.000%, 5/01/43
5/27 at 100.00 2,294,083
1,000 Cadillac Area Public Schools, Wexford, Osceola and Lake Counties,
Michigan, General Obligaiton Bonds, Refunding & School Building & Site
Series 2018, 5.000%, 5/01/36
5/28 at 100.00 1,068,549
Cadillac Area Public Schools, Wexford, Osceola and Lake Counties,
Michigan, General Obligation Bonds, Refunding & School Building & Site
Series 2019:
875 5.000%, 5/01/41 5/29 at 100.00 931,068
1,310 5.000%, 5/01/43 5/29 at 100.00 1,390,289
500 Caledonia Community Schools, Kent, Allegan and Barry Counties,
Michigan, General Obligation Bonds, Refunding Series 2024, 5.000%,
5/01/39
5/33 at 100.00 547,200
1,030 Calhoun County, Michigan, General Obligation Bonds, Limited Tax Series
2023, 5.000%, 4/01/38
4/33 at 100.00 1,114,405
1,275 Cedar Springs Public School District, Kent and Newaygo Counties,
Michigan, General Obligation Bonds, School Building & Site Series 2023-
II, 5.000%, 5/01/51
5/33 at 100.00 1,332,961
1,000 Davison Community Schools, Genesee and Lapeer Counties, Michigan,
General Obligation Bonds, School Building and Site Series 2022-II,
5.000%, 5/01/38
5/32 at 100.00 1,091,182
60 Detroit City School District, Wayne County, Michigan, Unlimited Tax
School Building and Site Improvement Bonds, Series 1998C, 5.250%,
5/01/25
No Opt. Call 60,855
2,075 Elk Rapids Schools, Antrim, Grand Traverse and Kalkaska, Michigan,
General Obligation Bonds, School Building & Site Series 2021-I, 4.000%,
5/01/50
5/31 at 100.00 1,901,003
Gerald R. Ford International Airport Authority, Kent County, Michigan,
Revenue Bonds, Limited Tax General Obligation Series 2021:
1,560 5.000%, 1/01/39, (AMT) 1/32 at 100.00 1,673,303
2,535 5.000%, 1/01/51, (AMT) 1/32 at 100.00 2,634,035
2,000 Gerald R. Ford International Airport Authority, Kent County, Michigan,
Revenue Bonds, Limited Tax General Obligation Series 2024, 5.000%,
1/01/49, (AMT)
1/34 at 100.00 2,101,573
Grand Rapids Public Schools, Kent County, Michigan, General Obligation
Bonds, Refunding School Building & Site Series 2016:
4,325 5.000%, 5/01/29 - AGM Insured 5/26 at 100.00 4,420,722
2,055 5.000%, 5/01/38 - AGM Insured 5/26 at 100.00 2,075,906
Grand Rapids Public Schools, Kent County, Michigan, General Obligation
Bonds, School Building & Site Series 2019:
1,500 5.000%, 11/01/35 - AGM Insured 5/29 at 100.00 1,594,053
2,600 5.000%, 11/01/41 - AGM Insured 5/29 at 100.00 2,711,429
1,110 Grand Rapids, Kent County, Michigan, General Obligation Bonds, Limited
Tax Series 2024, 5.000%, 4/01/37 , (WI/DD)
4/34 at 100.00 1,256,001

Nuveen Michigan Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 1,330 Hemlock Public School District, Saginaw and Midland Counties, Michigan,
General Obligation Bonds, School & Building Site Series 2022I, 5.000%,
5/01/52
5/32 at 100.00 $ 1,403,144
1,000 Hudsonville Public Schools, Ottawa and Allegan Counties, Michigan,
General Obligation Bonds, School Building & Site Refunding Series 2023,
5.000%, 5/01/53
5/33 at 100.00 1,039,753
2,040 Hudsonville Public Schools, Ottawa and Allegan Counties, Michigan,
General Obligation Bonds, School Building & Site Series 2020-I, 4.000%,
5/01/45
5/30 at 100.00 2,003,267
3,000 Jackson Public Schools, Jackson County, Michigan, General Obligation
Bonds, School Building & Site Series 2018, 5.000%, 5/01/42
5/28 at 100.00 3,097,415
Kalamazoo County, Michigan, General Obligation Bonds, Juvenile Home
Facilities Series 2017:
500 5.000%, 4/01/26 No Opt. Call 514,335
500 5.000%, 4/01/31 4/27 at 100.00 524,251
380 Kalamazoo Public Schools, Michigan, General Obligation Bonds, School
Building & Site Series 2023-I, 5.000%, 5/01/48 - AGM Insured
5/33 at 100.00 394,975
1,075 Kent County, Michigan, General Obligation Bonds, Limited Tax Series
2015, 5.000%, 1/01/35
1/25 at 100.00 1,081,533
L'Anse Creuse Public Schools, Macomb County, Michigan, General
Obligation Bonds, Refunding Series 2023:
470 5.000%, 5/01/32 No Opt. Call 522,646
400 5.000%, 5/01/33 No Opt. Call 451,256
185 Lansing Community College, Michigan, General Obligation Bonds,
College Building & Site, Series 2017, 5.000%, 5/01/31
11/27 at 100.00 195,298
Lansing, Ingham and Eaton Counties, Michigan, General Obligation
Bonds, Limited Tax Capital Improvement Series 2023:
2,260 4.250%, 6/01/48 - AGM Insured 6/33 at 100.00 2,127,400
2,225 4.250%, 6/01/53 - AGM Insured 6/33 at 100.00 2,072,674
Marquette, Michigan, General Obligation Bonds, Refunding & Limited
Obligation Series 2017:
230 4.000%, 5/01/25 No Opt. Call 230,645
375 4.000%, 5/01/28 5/27 at 100.00 379,129
550 4.000%, 5/01/29 5/27 at 100.00 556,406
265 4.000%, 5/01/31 5/27 at 100.00 267,893
215 4.000%, 5/01/32 5/27 at 100.00 216,860
435 Michigan Finance Authority, 4.375%, 2/28/54 2/34 at 100.00 419,439
1,000 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018, 5.000%, 11/01/43
11/28 at 100.00 1,029,751
Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne, Second Lien Refunding Series 2020:
2,500 4.000%, 11/01/50 11/30 at 100.00 2,246,104
7,000 4.000%, 11/01/55 11/30 at 100.00 6,241,279
Monroe Public Schools, Monroe County, Michigan, General Obligation
Bonds, School Building & Site Series 2020I:
1,495 5.000%, 5/01/41 5/30 at 100.00 1,578,161
2,465 5.000%, 5/01/45 5/30 at 100.00 2,564,992
Muskegon County, Michigan, General Obligation Water Supply System
Bonds, Refunding Series 2015:
550 5.000%, 11/01/33 11/25 at 100.00 558,603
1,290 5.000%, 11/01/36 11/25 at 100.00 1,308,228
2,000 Okemos Public School District, Ingham County, Michigan, General
Obligation Bonds, School Building & Site Series 2024-II, 5.000%, 5/01/54
5/34 at 100.00 2,128,444
3,050 Rockford Public Schools, Kent County, Michigan, General Obligation
Bonds, School Building & Site Series 2019I, 5.000%, 5/01/42
5/29 at 100.00 3,195,465
1,095 Royal Oak, Oakland County, Michigan, General Obligation Bonds, Taxable
Limited Tax Series 2018, 5.000%, 4/01/43
4/28 at 100.00 1,150,097
580 South Haven Public Schools, Van Buren County, Michigan, General
Obligation Bonds, Refunding Series 2024, 5.000%, 5/01/40 - AGM Insured
5/33 at 100.00 623,649
1,000 South Haven Public Schools, Van Buren County, Michigan, General
Obligation Bonds, School Building & Site, Series 2023II, 5.000%, 5/01/52
5/33 at 100.00 1,045,607

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 3,270 Walled Lake Consolidated School District, Oakland County, Michigan,
General Obligation Bonds, School Building & Site Series 2019, 5.000%,
5/01/49
5/29 at 100.00 $ 3,369,754
1,365 Walled Lake Consolidated School District, Oakland County, Michigan,
General Obligation Bonds, School Building & Site Series 2020, 5.000%,
5/01/50
5/30 at 100.00 1,418,056
4,000 West Ottawa Public School District, Ottawa County, Michigan, General
Obligation Bonds, School Building & Site Series 2019, 5.000%, 5/01/44
5/29 at 100.00 4,233,706
525 Williamston Community School District, Michigan, Unlimited Tax General
Obligation QSBLF Bonds, Series 1996, 5.500%, 5/01/25 - NPFG Insured
No Opt. Call 533,791
Total Tax Obligation/General 90,252,195
Tax Obligation/Limited - 17.1%
2,935 Detroit Downtown Development Authority, Michigan, Tax Increment
Revenue Bonds, Catalyst Development Project, Series 2018A, 5.000%,
7/01/48 - AGM Insured
7/24 at 100.00 2,847,452
1,000 Lansing Township Downtown Development Authority, Ingham County,
Michigan, Tax Increment Bonds, Series 2013A, 5.950%, 2/01/42
7/24 at 103.00 952,998
4,070 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Regional Convention Facility Authority Local Project, Series
2014H-1, 5.000%, 10/01/39
10/24 at 100.00 4,074,241
3,450 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2015-I, 5.000%, 4/15/38
10/25 at 100.00 3,487,103
1,000 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2019-I, 4.000%, 4/15/54
10/29 at 100.00 935,825
4,000 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Series 2021I, 4.000%, 10/15/46
10/31 at 100.00 3,824,981
9,170 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program
Series 2020B, 4.000%, 11/15/45
11/30 at 100.00 8,954,625
3,725 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program,
Series 2021A, 4.000%, 11/15/46
11/31 at 100.00 3,617,881
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
1,805 0.000%, 7/01/33 7/28 at 86.06 1,262,145
2,690 4.500%, 7/01/34 7/25 at 100.00 2,695,804
1,676 5.000%, 7/01/58 7/28 at 100.00 1,676,544
750 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 755,358
2,960 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 2,950,738
Total Tax Obligation/Limited 38,035,695
Transportation - 4.0%
1,250 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Senior Series 2017A, 5.000%,
12/01/42
12/27 at 100.00 1,283,990
2,000 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2018A, 5.000%, 12/01/36
12/28 at 100.00 2,100,376
Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2021A:
1,830 5.000%, 12/01/39 12/31 at 100.00 1,981,492
3,330 5.000%, 12/01/41 12/31 at 100.00 3,575,256
Total Transportation 8,941,114
U.S. Guaranteed - 0.7% (c)
155 Eastern Michigan University, General Revenue Bonds, Series 2018A,
4.000%, 3/01/44, (Pre-refunded 3/01/28) - AGM Insured
3/28 at 100.00 158,437
720 Michigan Finance Authority, Hospital Revenue Bonds, Beaumont Health
Credit Group, Refunding Series 2015A, 5.000%, 8/01/32, (Pre-refunded
8/01/24)
8/24 at 100.00 721,093
560 Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated
Group, Refunding Series 2015, 5.000%, 11/15/45, (Pre-refunded 5/15/25)
5/25 at 100.00 566,560
Total U.S. Guaranteed 1,446,090

Nuveen Michigan Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities - 19.0%
$ 850 Downriver Utility Wastewater Authority, Michigan, Sewer System Revenue
Bonds, Series 2018, 5.000%, 4/01/43 - AGM Insured
4/28 at 100.00 $ 869,833
3,655 Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series
2018, 5.000%, 1/01/48
1/28 at 100.00 3,757,114
1,250 Grand Rapids, Michigan, Water Supply System Revenue Bonds, Refunding
& Improvement Series 2016, 5.000%, 1/01/41
1/26 at 100.00 1,262,327
1,500 Grand Rapids, Michigan, Water Supply System Revenue Bonds, Refunding
& Improvement Series 2018, 5.000%, 1/01/43
1/28 at 100.00 1,551,317
2,500 Great Lakes Water Authority, Michigan, Sewer Disposal System Revenue
Bonds, Senior Lien Series 2023C, 5.250%, 7/01/53
1/34 at 100.00 2,710,481
3,125 Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds,
Refunding Second Lien Series 2024B, 5.000%, 7/01/36 , (WI/DD)
1/34 at 100.00 3,456,302
170 Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds,
Refunding Senior Lien Series 2023A, 5.000%, 7/01/38
1/34 at 100.00 189,378
3,000 Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds,
Senior Lien Series 2023B, 5.250%, 7/01/53
1/34 at 100.00 3,252,578
1,000 Lansing Board of Water and Light, Michigan, Utility System Revenue
Bonds, Refunding Series 2017A, 5.000%, 7/01/32
7/27 at 100.00 1,046,484
Lansing Board of Water and Light, Michigan, Utility System Revenue
Bonds, Series 2019A:
4,800 5.000%, 7/01/44 7/29 at 100.00 5,032,842
12,435 5.000%, 7/01/48 7/29 at 100.00 12,913,521
Marquette, Michigan, Electric Utility System Revenue Bonds, Refunding
Series 2016A:
1,000 5.000%, 7/01/29 7/26 at 100.00 1,019,562
1,230 5.000%, 7/01/32 7/26 at 100.00 1,249,889
1,000 5.000%, 7/01/33 7/26 at 100.00 1,014,777
Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Water Supply System Local
Project, Refunding Senior Loan Series 2014D-1:
1,500 5.000%, 7/01/35 - AGM Insured 7/24 at 100.00 1,501,125
1,220 5.000%, 7/01/37 - AGM Insured 7/24 at 100.00 1,220,673
Total Utilities 42,048,203
Total Municipal Bonds
(cost $224,132,090) 219,954,102
Total Long-Term Investments
(cost $224,132,090) 219,954,102
Other Assets & Liabilities, Net - 0.9% 2,062,347
Net Assets - 100% $ 222,016,449
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
AMT Alternative Minimum Tax
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Nuveen Missouri Municipal Bond Fund
Portfolio of Investments May 31, 2024
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 99.8%
X 507,118,819
MUNICIPAL BONDS - 99.8%   X 507,118,819
Consumer Staples - 2.4%
$ 3,000 Cape Girardeau County Industrial Development Authority, Missouri, Solid
Waste Disposal Revenue Bonds, Procter & Gamble Products Company
Project, Series 1998, 5.300%, 5/15/28, (AMT)
7/24 at 100.00 $ 3,003,864
8,840 Missouri Development Finance Board, Solid Waste Disposal Revenue
Bonds, Procter and Gamble Inc., Series 1999, 5.200%, 3/15/29, (AMT)
No Opt. Call 9,386,251
Total Consumer Staples 12,390,115
Education and Civic Organizations - 7.4%
1,200 Curators of the University of Missouri, System Facilities Revenue Bonds,
Series 2014A, 4.000%, 11/01/33
11/24 at 100.00 1,161,515
1,000 Health and Educational Facilities Authority of the State of Missouri,
Educational Facilities Revenue Bonds, University of Central Missouri,
Series 2018 A, 4.000%, 10/01/38
10/28 at 100.00 950,528
1,025 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Kansas City University of Medicine and Biosciences,
Series 2013A, 5.000%, 6/01/33
6/24 at 100.00 1,025,724
2,000 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Kansas City University of Medicine and Biosciences,
Series 2017A, 5.000%, 6/01/47
6/27 at 100.00 2,024,075
2,225 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Southeast Missouri State University, Refunding Series
2019, 4.000%, 10/01/35
10/29 at 100.00 2,218,137
3,470 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Southwest Baptist University Project, Series 2012,
5.000%, 10/01/33
7/24 at 100.00 3,387,119
1,000 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Maryville University of St. Louis Project, Series 2015, 5.000%, 6/15/44
6/25 at 100.00 1,000,261
Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint
Louis University, Series 2015A:
3,700 5.000%, 10/01/38 10/25 at 100.00 3,745,755
2,000 4.000%, 10/01/42 10/25 at 100.00 1,947,204
600 Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint
Louis University, Series 2017A, 4.000%, 10/01/36
4/27 at 100.00 604,447
Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint
Louis University, Series 2019A:
9,165 5.000%, 10/01/46 4/29 at 100.00 9,501,362
5,840 4.000%, 10/01/48 4/29 at 100.00 5,536,736
1,150 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Webster University, Refunding Series 2017, 4.000%, 4/01/34
4/27 at 100.00 944,965
Missouri State University, Auxiliary Enterprise System Revenue Bonds,
Series 2019A:
500 4.000%, 10/01/33 10/27 at 100.00 505,668
380 4.000%, 10/01/34 10/27 at 100.00 383,841
1,625 Saint Louis Community College District, Saint Louis County, Missouri,
Certificates of Participation, Series 2017, 4.000%, 4/01/36
4/27 at 100.00 1,636,360
1,100 Saline County Industrial Development Authority, Missouri, First Mortgage
Revenue Bonds, Missouri Valley College, Series 2017, 4.500%, 10/01/40
7/24 at 100.00 956,611
Total Education and Civic Organizations 37,530,308
Health Care - 22.8%
675 Barton County, Missouri, Hospital Revenue Bonds, Cox Barton County
Hospital Project, Series 2017B, 3.650%, 7/01/27
6/24 at 100.00 631,116
Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center,
Refunding Series 2016:
1,455 5.000%, 8/01/29 8/26 at 100.00 1,293,108
1,000 5.000%, 8/01/30 8/26 at 100.00 872,883

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 3,110 Bridgeton Industrial Development Authority, Missouri, Senior Housing
Revenue Bonds, The Sarah Community Project, Refunding Series 2016,
4.000%, 5/01/33
5/25 at 100.00 $ 3,112,335
1,070 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%,
3/01/33
7/24 at 102.00 1,092,616
Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2017A:
1,325 5.000%, 3/01/31 3/27 at 100.00 1,360,599
1,320 5.000%, 3/01/32 3/27 at 100.00 1,354,805
1,645 5.000%, 3/01/36 3/27 at 100.00 1,685,573
2,680 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2021, 4.000%,
3/01/46
3/31 at 100.00 2,471,911
Hannibal Industrial Development Authority, Missouri, Health Facilities
Revenue Bonds, Hannibal Regional Healthcare System, Series 2017:
1,170 4.000%, 10/01/31 10/27 at 100.00 1,115,647
1,220 4.000%, 10/01/32 10/27 at 100.00 1,156,567
3,045 5.000%, 10/01/42 10/27 at 100.00 3,051,644
1,560 Joplin Industrial Development Authority, Missouri, Health Facilities
Revenue Bonds, Freeman Health System, Series 2015, 5.000%, 2/15/35
7/24 at 100.00 1,530,692
8,285 Missouri Health and Education Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Health System, Inc., Series 2016, 5.000%,
11/15/35
5/26 at 100.00 8,450,667
1,000 Missouri Health and Education Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Health System, Inc., Series 2018A, 5.000%,
11/15/43
5/28 at 100.00 1,024,634
1,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2014, 5.000%, 1/01/44
6/24 at 100.00 1,000,295
12,725 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2021A, 4.000%, 7/01/46
7/31 at 100.00 12,031,608
9,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Variable Rate Demand Obligation
Series 2017D, 4.000%, 1/01/58, (Mandatory Put 1/01/48)
1/28 at 100.00 8,386,403
1,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Fixed Series 2019A, 4.000%, 11/15/49
5/29 at 100.00 940,244
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2013A:
1,475 5.000%, 11/15/44 7/24 at 100.00 1,475,262
2,980 5.000%, 11/15/48 7/24 at 100.00 2,980,019
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2015A:
2,035 5.000%, 11/15/33 11/25 at 100.00 2,042,759
4,400 5.000%, 11/15/39 11/25 at 100.00 4,425,680
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2014F:
845 5.000%, 11/15/45 11/24 at 100.00 828,920
2,300 4.250%, 11/15/48 11/24 at 100.00 2,173,980
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2017C:
3,500 5.000%, 11/15/42 11/27 at 100.00 3,556,242
3,535 4.000%, 11/15/47 11/27 at 100.00 3,311,685
1,330 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2018A, 5.000%, 6/01/30
12/28 at 100.00 1,398,433
7,500 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2020, 4.000%, 6/01/50
6/30 at 100.00 7,071,425
4,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2023, 5.500%, 12/01/48
12/33 at 100.00 4,371,879
8,995 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mosaic Health System, Series 2019A, 4.000%, 2/15/54
2/29 at 100.00 8,281,181

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Episcopal & Presbyterian Hospitals, Series
2015B:
$ 1,500 3.500%, 12/01/32 6/25 at 100.00 $ 1,434,626
2,000 5.000%, 12/01/33 6/25 at 100.00 2,017,114
500 3.625%, 12/01/34 6/25 at 100.00 481,760
1,100 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Episcopal & Presbyterian Hospitals, Series
2019, 4.000%, 12/01/35
6/29 at 100.00 1,099,506
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, SSM Health Care, Series 2018A:
1,000 4.000%, 6/01/48 6/28 at 100.00 931,445
1,500 5.000%, 6/01/48 6/28 at 100.00 1,515,196
2,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, SSM Health Care, Series 2022A, 4.000%, 6/01/52
6/32 at 100.00 1,861,022
1,500 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Children's Mercy Hospital, Series 2016, 4.000%, 5/15/34
5/26 at 100.00 1,474,849
795 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Children's Mercy Hospital, Series 2017A, 4.000%, 5/15/48
5/25 at 102.00 736,278
2,000 Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake
Regional Health System, Series 2021, 4.000%, 2/15/51
8/31 at 100.00 1,611,695
Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding &
Improvement Series 2016:
830 5.000%, 11/15/28 11/25 at 100.00 819,423
2,325 4.000%, 11/15/36 11/25 at 100.00 2,049,611
4,650 5.000%, 11/15/46 11/25 at 100.00 4,372,055
1,035 Stoddard County Industrial Development Authority, Missouri, Health
Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37
7/24 at 102.00 1,057,509
Total Health Care 115,942,901
Housing/Multifamily - 0.2%
1,000 Missouri Housing Development Commission, Multifamily Housing
Revenue Bonds, Shepard Apartments Project, 2013 Series 3, 5.000%,
7/01/45
6/24 at 100.00 1,000,306
Total Housing/Multifamily 1,000,306
Housing/Single Family - 0.2%
465 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2017A-
2, 3.800%, 11/01/37
11/26 at 100.00 438,038
555 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2024A,
4.600%, 11/01/49
5/33 at 100.00 548,774
5 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2015B-2, 3.800%,
11/01/34
5/25 at 100.00 4,771
Total Housing/Single Family 991,583
Long-Term Care - 4.7%
900 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project, Refunding Series
2017A, 5.250%, 5/15/37
5/27 at 100.00 820,120
555 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Bethesda Health Group, Inc., Series 2021, 4.000%,
8/01/41
8/31 at 100.00 448,334
Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2014A:
1,000 5.000%, 2/01/35 7/24 at 100.00 1,000,100
1,500 5.000%, 2/01/44 7/24 at 100.00 1,466,842
6,550 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016A, 5.000%, 2/01/46
2/26 at 100.00 6,322,710

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care (continued)
$ 1,000 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016B, 5.000%, 2/01/46
2/26 at 100.00 $ 965,299
Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2019C:
475 4.000%, 2/01/32 2/29 at 100.00 459,132
1,100 5.000%, 2/01/42 2/29 at 102.00 1,088,480
3,580 4.000%, 2/01/48 2/29 at 100.00 2,956,377
Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Sunset Hills, Series 2012:
550 5.000%, 9/01/32 7/24 at 100.00 550,146
2,750 5.000%, 9/01/42 7/24 at 100.00 2,698,172
2,570 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43
7/24 at 100.00 2,571,638
2,000 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village Saint Louis Obligated Group, Series 2017,
5.000%, 9/01/48
9/27 at 100.00 1,882,097
500 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.125%,
12/01/45
12/25 at 100.00 444,783
Total Long-Term Care 23,674,230
Tax Obligation/General - 16.1%
3,040 Clay County Public School District 53, Liberty, Missouri, General
Obligation Bonds, School Series 2023, 5.000%, 3/01/41
3/32 at 100.00 3,253,500
3,665 Clay County Public School District 53, Liberty, Missouri, General
Obligation Bonds, Series 2018, 4.000%, 3/01/36
3/26 at 100.00 3,670,540
Clay County Reorganized School District R-II Smithville, Missouri, General
Obligation Bonds, Refunding Series 2015:
2,000 4.000%, 3/01/35 3/27 at 100.00 2,013,704
1,160 4.000%, 3/01/36 3/27 at 100.00 1,167,166
1,000 Clever R-V School District, Christian County, Missouri, General Obligation
Bonds, Refunding and Improvement Series 2024, 5.250%, 3/01/43 , (WI/
DD)
3/33 at 100.00 1,085,755
3,000 Columbia School District, Boone County, Missouri, General Obligation
Bonds, Refunding & Improvement Series 2015, 4.000%, 3/01/35
3/25 at 100.00 2,989,312
1,225 Columbia School District, Boone County, Missouri, General Obligation
Bonds, Refunding & Improvement Series 2016, 5.000%, 3/01/36
3/26 at 100.00 1,247,845
Fenton Missouri Fire Protection District, Missouri, General Obligation
Bonds, Series 2019:
450 4.000%, 3/01/36 3/27 at 100.00 452,663
500 4.000%, 3/01/38 3/27 at 100.00 500,342
1,800 Fort Zumwalt School District, Callaway County, Missouri, General
Obligation Bonds, Refunding & Improvement Series 2018, 5.000%,
3/01/36
3/27 at 100.00 1,872,168
3,235 Hazelwood School District, St. Louis County, Missouri, General Obligation
Bonds, Refunding and Improvement Series 2023A, 5.000%, 3/01/42 -
BAM Insured
3/32 at 100.00 3,492,744
1,225 Hollister R-V School District, Taney County, Missouri, General Obligation
Bonds, School Series 2024A, 5.000%, 3/01/42 , (WI/DD)
3/34 at 100.00 1,308,046
1,000 Jackson County Center School District 58, Missouri, General Obligation
Bonds, Refunding & School Building Series 2019A, 4.000%, 3/01/38
3/27 at 100.00 1,001,974
2,000 Jackson County Consolidated School District 2, Raytown, Missouri,
General Obligation Bonds, School Series 2023, 5.000%, 3/01/43
3/33 at 100.00 2,175,499
1,000 Jackson County Consolidated School District 2, Raytown, Missouri,
General Obligation Bonds, Series 2019A, 5.000%, 3/01/39
3/29 at 100.00 1,060,055
3,140 Jackson County Reorganized School District 4, Blue Springs, Missouri,
General Obligation Bonds, School Building and Refunding Series 2024,
5.500%, 3/01/42
3/34 at 100.00 3,588,783
1,140 Jackson County Reorganized School District 4, Blue Springs, Missouri,
General Obligation Bonds, School Building Series 2018A, 5.500%,
3/01/37
3/29 at 100.00 1,242,635
1,335 Jefferson City School District, Missouri, General Obligation Bonds, Series
2023A, 5.500%, 3/01/43
3/32 at 100.00 1,469,961

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 2,000 Jefferson County School District R-1 Northwest, Missouri, General
Obligation Bonds, Direct Deposit Program Series 2023, 5.000%, 3/01/43
3/31 at 100.00 $ 2,107,429
2,000 Joplin Schools, Missouri, General Obligation Bonds, Refunding, Direct
Deposit Program Series 2017, 4.000%, 3/01/32
3/27 at 100.00 2,020,688
Kansas City, Missouri, General Obligation Bonds, Refunding &
Improvement Series 2018A:
1,510 4.000%, 2/01/36 2/28 at 100.00 1,520,541
1,000 4.000%, 2/01/37 2/28 at 100.00 1,005,334
1,585 Marshfield, Missouri, Combined Waterworks and Sewerage System
Revenue Bones, Series 2020B, 5.000%, 2/01/50 - AGM Insured
2/28 at 100.00 1,625,084
Marshfield, Missouri, General Obligation Bonds, Street Improvement
Series 2018:
325 5.000%, 3/01/34 3/26 at 100.00 332,550
685 5.000%, 3/01/35 3/26 at 100.00 700,681
North Kansas City School District 74, Clay County, Missouri, General
Obligation Bonds, Direct Deposit Program, Improvement Series 2022:
3,300 5.250%, 3/01/38 3/32 at 100.00 3,693,609
5,000 5.250%, 3/01/40 3/32 at 100.00 5,520,067
2,000 Osage School Lake Ozark, Missouri, General Obligation Bonds, Series
2018, 5.000%, 3/01/37
3/26 at 100.00 2,042,725
2,000 Platte County School District Park Hill, Missouri, General Obligation
Bonds, Missouri Direct Deposit Program, Refunding Series 2017, 4.000%,
3/01/31
3/26 at 100.00 2,014,989
Polk County R-1 School District, Bolivar, Missouri, General Obligation
Bonds, Missouri Direct Deposit Program, Series 2024:
855 5.000%, 3/01/42 , (WI/DD) 3/34 at 100.00 923,652
500 4.000%, 3/01/44 , (WI/DD) 3/34 at 100.00 484,416
Rolla School District 31, Phelps County, Missouri, General Obligation
Bonds, Direct Deposit Program Refunding and Improvement Series 2023:
1,095 5.000%, 3/01/41 3/32 at 100.00 1,173,413
1,675 5.000%, 3/01/42 3/32 at 100.00 1,788,752
1,550 5.000%, 3/01/43 3/32 at 100.00 1,646,970
3,500 Saint Louis Board of Education, Missouri, General Obligation Bonds,
Series 2023, 5.000%, 4/01/41 - AGM Insured
4/32 at 100.00 3,761,842
1,000 Saint Louis County Pattonville School District R3, Missouri, General
Obligation Bonds, Refunding Series 2018A, 5.000%, 3/01/36
3/26 at 100.00 1,021,872
3,425 Saint Louis County Pattonville School District R3, Missouri, General
Obligation Bonds, Series 2023, 5.250%, 3/01/43
3/31 at 100.00 3,696,708
1,500 Springfield School District R12, Greene County, Missouri, General
Obligation Bonds, School Building Series 2023, 4.000%, 3/01/43
3/32 at 100.00 1,492,624
3,500 Troy R3 School District, Lincoln County, Missouri, General Obligation
Bonds, Series 2023, 5.000%, 3/01/37
3/30 at 100.00 3,741,468
600 Valley Park Fire Protection District, Missouri, General Obligation Bonds,
Series 2019, 4.000%, 3/01/37
3/27 at 100.00 602,309
3,760 Webster Groves School District, Missouri, Crossover General Obligation
Bonds, Series 2024, 5.000%, 3/01/43
3/32 at 100.00 4,026,203
1,135 Wright City School District R-II, Warren County, Missouri, General
Obligation Bonds, School Building Series 2022, 6.000%, 3/01/39 - AGM
Insured
9/32 at 100.00 1,316,000
Total Tax Obligation/General 81,852,618
Tax Obligation/Limited - 17.4%
4,800 Bi-State Development Agency of the Missouri-Illinois Metropolitan
District, Mass Transit Sales Tax Appropriation Bonds, Refunding Combined
Lien Series 2019, 4.000%, 10/01/48
10/29 at 100.00 4,550,742
80 Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams
Farm Project, Special Districts Refunding & Improvement Series 2015A,
4.750%, 6/01/30
7/24 at 100.00 77,744
Clay County School District R-11 Smithville, Missouri, Certificates of
Participation, Series 2018:
340 4.000%, 4/01/38 4/28 at 100.00 336,353
2,515 5.000%, 4/01/43 4/28 at 100.00 2,599,528

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 900 Clay, Jackson & Platte Counties Consolidated Public Library District 3,
Missouri, Certificates of Participation, Mid-Continent Public Library Project,
Series 2018, 4.000%, 3/01/35
3/26 at 100.00 $ 892,920
1,835 Conley Road Transportation District, Missouri, Transportation Sales Tax
Revenue Bonds, Series 2017, 5.125%, 5/01/41
5/25 at 100.00 1,833,104
500 Festus R-VI School District, Jefferson County, Missouri, Lease Participation
Certificates, Festus R-VI School District Project, Series 2021B, 4.000%,
4/01/41
4/31 at 100.00 485,638
1,582 (c) Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons
Redevelopment Project, Series 2006, 5.000%, 6/01/28
7/24 at 100.00 458,882
750 Greene County, Missouri, Certificates of Participation, Capital Projects,
Series 2018, 4.000%, 9/01/33
9/28 at 100.00 755,293
1,000 Hanley/Eager Road Transportation Development District, Missouri,
Revenue Bonds, Refunding Series 2016A, 3.625%, 3/01/33
7/24 at 100.00 868,408
1,145 Harrisonville, Missouri, Certificates of Participation, Refunding and
Improvement, Parks Improvement Project Series 2023B, 5.000%, 3/01/33
3/28 at 100.00 1,168,165
1,745 Howard Bend Levee District, Missouri, Levee District Improvement Bonds,
Series 2005, 5.500%, 3/01/26 - SYNCORA GTY Insured
No Opt. Call 1,746,759
Howard Bend Levee District, St. Louis County, Missouri, Levee District
Improvement Bonds, Series 2013B:
1,000 4.875%, 3/01/33 7/24 at 100.00 954,756
1,300 5.000%, 3/01/38 7/24 at 100.00 1,206,479
2,000 Jackson County, Missouri, Special Obligation Bonds, Series 2023A,
5.250%, 12/01/47
12/33 at 100.00 2,141,156
925 Kansas City Industrial Development Authority, Missouri, Downtown
Redevelopment District Revenue Bonds, Series 2011A, 5.000%, 9/01/32
7/24 at 100.00 925,987
375 (d) Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue
Bonds, Ward Parkway Center Community Improvement District, Senior
Refunding & Improvement Series 2016, 4.250%, 4/01/26
No Opt. Call 365,133
2,000 Kansas City Municipal Assistance Corporation, Missouri, Leasehold
Revenue Bonds, Improvement Series 2004B-1, 0.000%, 4/15/27 - AMBAC
Insured
No Opt. Call 1,790,481
1,000 Kansas City, Missouri, Special Obligation Bonds, Downtown Arena Project,
Refunding & Improvement Series 2016E, 5.000%, 4/01/40
4/25 at 100.00 977,997
1,750 Kansas City, Missouri, Special Obligation Bonds, Downtown
Redevelopment District, Series 2014C, 5.000%, 9/01/33
7/24 at 100.00 1,750,439
Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri
Projects, Series 2017B:
360 4.000%, 10/01/30 10/27 at 100.00 363,215
2,500 5.000%, 9/01/31 9/27 at 100.00 2,600,088
235 3.625%, 10/01/32 10/27 at 100.00 224,752
1,585 Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri
Projects, Series 2021A, 5.000%, 4/01/39
4/31 at 100.00 1,689,218
485 Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri
Projects, Series 2024B, 4.125%, 9/01/46
9/33 at 100.00 467,829
129 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A Bonds,
Refunding Series 2015A, 5.750%, 4/01/55
7/24 at 100.00 111,264
231 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B Bonds,
Refunding Taxable Series 2015B, 0.000%, 4/01/55
7/24 at 100.00 207,537
Land Clearance for Redevelopment Authority of Kansas City, Missouri,
Project Revenue Bonds, Convention Center Hotel Project - TIF Financing,
Series 2018B:
1,450 (d) 5.000%, 2/01/40 2/28 at 100.00 1,364,520
100 (d) 5.000%, 2/01/50 2/28 at 100.00 91,218
Liberty, Missouri, Special Obligation Tax Increment and Special Districts
Bonds, Liberty Commons Project, Series 2015A:
1,195 (d) 5.750%, 6/01/35 6/25 at 100.00 1,102,303
1,285 (d) 6.000%, 6/01/46 6/25 at 100.00 1,163,786
2,000 Marshall School District, Missouri, Certificates of Participation, Series 2023,
5.000%, 3/01/49 - BAM Insured
3/33 at 100.00 2,081,571
380 Maryland Heights, Missouri, Tax Increment and Special District Revenue
Bonds, Westport Plaza Redevelopment Area, Series 2020, 3.625%,
11/01/31
11/29 at 100.00 373,080

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 1,000 Missouri Development Finance Board, Revenue Bonds, Zoo Projects,
Series 2022, 5.750%, 5/01/52
5/32 at 100.00 $ 1,081,974
1,000 Monarch-Chesterfield Levee District, Saint Louis County, Missouri, Levee
District Bonds, Refunding Series 2015, 5.000%, 3/01/40
7/24 at 100.00 1,000,536
695 Ozark R-6 School District, Christian County, Missouri, General Obligation
Bonds, Series 2023, 5.000%, 4/01/45
4/31 at 100.00 708,529
Plaza at Noah's Ark Community Improvement District, Saint Charles,
Missouri, Tax Increment and Improvement District Revenue Bonds, Series
2021:
225 3.000%, 5/01/25 No Opt. Call 221,383
275 3.000%, 5/01/26 No Opt. Call 265,986
625 3.000%, 5/01/30 5/29 at 100.00 565,468
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
3,000 4.500%, 7/01/34 7/25 at 100.00 3,006,472
1,350 0.000%, 7/01/46 7/28 at 41.38 432,409
2,140 0.000%, 7/01/51 7/28 at 30.01 508,972
1,001 5.000%, 7/01/58 7/28 at 100.00 1,001,194
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
1,000 4.329%, 7/01/40 7/28 at 100.00 996,871
2,000 4.329%, 7/01/40 7/28 at 100.00 1,993,742
18 4.536%, 7/01/53 7/28 at 100.00 17,286
1,500 4.784%, 7/01/58 7/28 at 100.00 1,486,732
Pulaski County, Missouri, Certificates of Participation, Series 2019:
880 4.000%, 12/01/32 12/27 at 100.00 869,967
915 4.000%, 12/01/33 12/27 at 100.00 905,183
490 (d) Saint Charles County Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Wentzville Parkway Regional Community
Improvement District Project, Series 2019B, 4.250%, 11/01/49
11/29 at 102.00 389,891
250 (d) Saint Louis County Industrial Development Authority, Missouri, Sales
Tax Revenue Bonds, Chesterfield Blue Valley Community Improvement
District Project, Series 2014A, 5.250%, 7/01/44
7/24 at 100.00 219,148
255 (d) Saint Louis County Industrial Development Authority, Missouri,
Transportation Development Revenue Bonds, University Place
Transportation Development District Project, Refunding Series 2015,
4.000%, 3/01/32
7/24 at 100.00 226,647
450 Saint Louis Industrial Development Authority, Missouri, Tax Increment and
Special District Revenue Bonds, Union Station Phase 2 Redevelopment
Project, Series 2024A, 4.875%, 6/15/34
6/29 at 103.00 449,474
2,100 Saint Louis Land Clearance for Redevelopment Authority, Missouri, Annual
Appropriation Redevelopment Revenue Bonds, National Geospatial-
Intelligence Agency Offsite Improvements, Series 2022C, 5.125%, 6/01/46
6/30 at 100.00 2,080,815
Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue
Bonds, Convention Center, Expansion & Improvement Projects Series
2020:
2,450 5.000%, 10/01/40 - AGM Insured 10/30 at 100.00 2,581,463
5,500 5.000%, 10/01/49 - AGM Insured 10/30 at 100.00 5,629,250
Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue
Bonds, Convention Center, Series 2009A:
1,000 0.000%, 7/15/26 - AGC Insured No Opt. Call 917,799
1,000 0.000%, 7/15/27 - AGC Insured No Opt. Call 880,873
1,000 0.000%, 7/15/28 - AGC Insured No Opt. Call 845,625
1,000 0.000%, 7/15/29 - AGC Insured No Opt. Call 812,139
Scenic Regional Library District, Missouri, Certificates of Participation,
Series 2017:
505 4.000%, 4/01/29 4/25 at 100.00 506,447
345 4.000%, 4/01/30 4/25 at 100.00 346,391
565 4.000%, 4/01/32 4/25 at 100.00 564,747
585 4.000%, 4/01/33 4/25 at 100.00 584,205
450 Springfield, Missouri, Special Obligation Bonds, Improvement Series
2023, 5.000%, 11/01/40
11/33 at 100.00 490,331

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 2,600 Springfield, Missouri, Special Obligation Bonds, Refunding Series 2017A,
4.000%, 7/01/36
7/27 at 100.00 $ 2,615,309
4,300 Springfield, Missouri, Special Obligation Bonds, Sewer System
Improvements Project, Series 2015, 4.000%, 4/01/35
4/25 at 100.00 4,102,342
1,415 (d) Taney County Industrial Development Authority, Missouri, Sales Tax
Revenue Improvement Bonds, Big Cedar Infrastructure Project Series
2023, 6.000%, 10/01/49
10/30 at 100.00 1,376,514
The Industrial Development Authority of the City of Saint Louis, Missouri,
Development Financing Revenue Bonds, Ballpark Village Development
Project, Series 2017A:
140 3.875%, 11/15/29 11/26 at 100.00 123,573
3,350 4.375%, 11/15/35 11/26 at 100.00 2,748,771
1,575 4.750%, 11/15/47 11/26 at 100.00 1,191,012
80 Town and Country Crossing Transportation Development District,
Missouri, Transportation Sales Tax Revenue Bonds, Refunding Series
2020A, 3.375%, 4/01/37
4/28 at 100.00 70,094
910 Transportation Development District, Missouri, Transportation Sales Tax
Revenue Bonds, Series 2017, 4.500%, 6/01/36
6/26 at 100.00 910,711
1,440 Universal City Industrial Development Authority, Missouri, Revenue
Bonds, Tax Increment and Special District Markets at Olive Project Series
2023A, 5.500%, 6/15/42
6/33 at 100.00 1,416,005
1,230 Warrenton Tax Increment and Improvement District, Missouri, Revenue
Bonds, Warrenton West Development - Redevelopment Project Area 1,
Series 2022, 3.625%, 3/01/40
3/29 at 100.00 965,342
95 Washington Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Phoenix Center II Community Improvement District
Project, Refunding Series 2021, 2.500%, 11/01/29
11/26 at 100.00 86,166
Wentzville School District R-04, Saint Charles County, Missouri, Certificates
of Participation, Series 2015:
1,700 3.375%, 4/01/29 7/24 at 100.00 1,651,747
600 3.500%, 4/01/32 7/24 at 100.00 581,782
Total Tax Obligation/Limited 88,153,662
Transportation - 8.1%
Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019A:
320 5.000%, 3/01/36, (AMT) 3/29 at 100.00 333,698
7,000 5.000%, 3/01/44, (AMT) 3/29 at 100.00 7,162,010
Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019B:
1,225 5.000%, 3/01/39, (AMT) 3/29 at 100.00 1,264,878
7,700 5.000%, 3/01/46, (AMT) 3/29 at 100.00 7,870,509
14,240 5.000%, 3/01/54, (AMT) 3/29 at 100.00 14,436,508
2,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Refunding Series 2023A, 5.000%, 7/01/52
7/33 at 100.00 2,094,143
1,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2017C, 5.000%, 7/01/47 - AGM Insured
7/27 at 100.00 1,019,504
Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2017D:
2,835 5.000%, 7/01/34 - AGM Insured, (AMT) 7/27 at 100.00 2,908,865
1,000 5.000%, 7/01/37 - AGM Insured, (AMT) 7/27 at 100.00 1,022,566
3,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2024A, 5.250%, 7/01/49 - AGM Insured , (WI/
DD)
7/34 at 100.00 3,267,524
Total Transportation 41,380,205
Utilities - 20.5%
Camden County Public Water Supply District 4, Missouri, Certificates of
Participation, Series 2017:
670 3.500%, 1/01/32 1/25 at 100.00 625,804
720 4.000%, 1/01/42 1/25 at 100.00 657,242

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 2,925 Carroll County Public Water Supply District 1, Missouri, Water System
Revenue Bonds, Refunding Series 2014A, 4.000%, 3/01/35 - BAM Insured
6/24 at 100.00 $ 2,896,974
1,670 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 1,690,121
145 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 147,655
Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2018A:
1,865 4.000%, 1/01/37 1/28 at 100.00 1,883,958
1,000 4.000%, 1/01/38 1/28 at 100.00 1,004,811
1,650 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2023A, 4.000%, 1/01/48
1/33 at 100.00 1,575,934
6,745 Kansas City, Missouri, Water Revenue Bonds, Series 2024A, 5.000%,
12/01/48
12/33 at 100.00 7,213,678
10,005 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Refunding & Improvement Series 2017A, 5.000%,
5/01/47
5/27 at 100.00 10,232,517
Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Refunding Improvement Series 2022B:
5,875 5.000%, 5/01/47 5/32 at 100.00 6,293,766
3,915 5.250%, 5/01/52 5/32 at 100.00 4,234,462
2,675 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Series 2019B, 5.000%, 5/01/49
5/29 at 100.00 2,793,817
Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Series 2020B:
5,240 5.000%, 5/01/47 5/30 at 100.00 5,507,298
5,385 5.000%, 5/01/49 5/30 at 100.00 5,638,610
1,785 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Series 2022A, 5.000%, 5/01/38
5/32 at 100.00 1,974,878
5,980 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Series 2023A, 5.000%, 5/01/39
5/33 at 100.00 6,625,743
2,500 Missouri Development Finance Board, Infrastructure Facilities Revenue
Bonds, City of  Independence Annual Appropriation Electric System,
Refunding Series 2022, 5.000%, 6/01/34 - AGM Insured
6/32 at 100.00 2,756,034
4,850 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series
1998A, 2.900%, 9/01/33
7/27 at 102.00 4,368,454
1,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%,
9/01/33
7/27 at 102.00 900,712
1,845 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%,
9/01/33
6/27 at 102.00 1,567,190
2,000 Missouri Environmental Improvement and Energy Resources Authority,
Water Facility Revenue Bonds, Tri-County Water Authority, Series 2015,
5.000%, 1/01/40
1/25 at 100.00 2,011,391
Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Iatan 2 Project, Refunding Series 2015A:
1,125 5.000%, 12/01/35 6/25 at 100.00 1,132,067
2,370 5.000%, 12/01/37 6/25 at 100.00 2,381,224
Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Pairie State Power Project, Refunding Series 2016A:
1,415 5.000%, 12/01/34 6/26 at 100.00 1,440,913
245 4.000%, 12/01/35 - BAM Insured 6/26 at 100.00 245,489
Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2014A:
1,000 5.000%, 1/01/32 1/25 at 100.00 1,003,422
1,500 5.000%, 1/01/33 1/25 at 100.00 1,505,219
1,450 5.000%, 1/01/34 1/25 at 100.00 1,454,880
2,500 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%,
1/01/35
1/26 at 100.00 2,492,215

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 1,000 Missouri Joint Municipal Electric Utility Commission, Power Supply System
Revenue Bonds, Gree Bonds, MoPEP Facilities, Series 2022, 5.250%,
12/01/42
12/32 at 100.00 $ 1,063,452
1,500 Missouri Joint Municipal Electric Utility Commission, Power Supply
System Revenue Bonds, MoPEP Facilities, Refunding Series 2017, 4.000%,
12/01/32
12/27 at 100.00 1,504,334
3,500 Missouri Joint Municipal Electric Utility Commission, Power Supply System
Revenue Bonds, MoPEP Facilities, Series 2018, 5.000%, 12/01/43
6/27 at 100.00 3,553,256
6,200 Saint Charles County Public Water Supply District 2, Missouri, Certificates
of Participation, Missouri Project, Series 2022, 5.000%, 12/01/44
12/30 at 100.00 6,498,616
1,465 Saint Charles County Public Water Supply District 2, Missouri, Certificates
of Participation, Refunding Series 2016C, 5.000%, 12/01/32
12/25 at 100.00 1,486,128
1,740 Saint Charles County Public Water Supply District 2, Missouri, Certificates
of Participation, Series 2018, 4.000%, 12/01/39
12/25 at 100.00 1,720,235
2,000 Springfield, Missouri, Public Utility Revenue Bonds, Refunding Series
2015, 4.000%, 8/01/31
8/25 at 100.00 1,975,066
2,500 Stone County Public Water Supply District 2, Missouri, Certificates of
Participation, Series 2021B, 4.000%, 12/01/51
12/28 at 100.00 2,145,326
Total Utilities 104,202,891
Total Municipal Bonds
(cost $517,723,521) 507,118,819
Total Long-Term Investments
(cost $517,723,521) 507,118,819
Other Assets & Liabilities, Net - 0.2% 1,093,610
Net Assets - 100% $ 508,212,429
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $6,299,160 or 1.2% of Total Investments.
AMT Alternative Minimum Tax
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Nuveen Ohio Municipal Bond Fund
Portfolio of Investments May 31, 2024
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 99.7%
X 536,123,558
MUNICIPAL BONDS - 95.2%   X 536,123,558
Consumer Discretionary - 1.6%
Franklin County Convention Facilities Authority, Ohio, Hotel Project
Revenue Bonds, Greater Columbus Convention Center Hotel Expansion
Project, Series 2019:
$ 1,430 5.000%, 12/01/39 12/29 at 100.00 $ 1,403,714
2,150 5.000%, 12/01/44 12/29 at 100.00 2,082,527
5,570 5.000%, 12/01/51 12/29 at 100.00 5,338,966
Total Consumer Discretionary 8,825,207
Consumer Staples - 3.1%
1,460 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 1,300,364
18,115 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 16,231,754
Total Consumer Staples 17,532,118
Education and Civic Organizations - 12.2%
705 Allen County Port Authority Economic Development, Ohio, Revenue
Bonds,  University of Northwestern, Refunding Series 2021A, 4.000%,
12/01/31
6/31 at 100.00 651,660
2,065 Bowling Green State University, Ohio, General Receipts Bonds, Series
2016A, 5.000%, 6/01/34
12/25 at 100.00 2,095,677
Hamilton County, Ohio, Economic Development Revenue Bonds, King
Highland Community Urban Redevelopment Corporation - University of
Cincinnati, Lessee Project, Refunding Series 2015:
1,320 5.000%, 6/01/32 - BAM Insured 6/25 at 100.00 1,335,090
2,680 5.000%, 6/01/35 - BAM Insured 6/25 at 100.00 2,708,809
2,770 Lake County Community College District, Ohio, General Receipts
Revenue Bonds, Lakeland Community College, Refunding Series 2019,
5.000%, 10/01/32
10/29 at 100.00 2,988,590
2,465 Miami University of Ohio, General Receipts Revenue Bonds, Refunding
Series 2014, 5.000%, 9/01/30
9/24 at 100.00 2,471,616
Miami University of Ohio, General Receipts Revenue Bonds, Refunding
Series 2017:
880 5.000%, 9/01/35 9/26 at 100.00 896,608
3,695 5.000%, 9/01/41 9/26 at 100.00 3,718,229
2,420 Miami University of Ohio, General Receipts Revenue Bonds, Refunding
Series 2020A, 4.000%, 9/01/40
9/30 at 100.00 2,418,109
530 Miami University of Ohio, General Receipts Revenue Bonds, Refunding
Series 2021A, 5.000%, 9/01/30
No Opt. Call 578,545
1,000 Miami University of Ohio, General Receipts Revenue Bonds, Refunding
Series 2024A, 5.000%, 9/01/38 , (WI/DD)
9/34 at 100.00 1,125,872
Northeast Ohio Medical University, General Receipts Bonds, Refunding
Series 2021A:
100 5.000%, 12/01/26 No Opt. Call 101,401
125 5.000%, 12/01/28 No Opt. Call 128,222
150 5.000%, 12/01/30 No Opt. Call 155,226
Northeast Ohio Medical University, General Receipts Bonds, Refunding
Series 2021B:
700 4.000%, 12/01/35 - BAM Insured 12/30 at 100.00 683,605
740 4.000%, 12/01/37 - BAM Insured 12/30 at 100.00 710,483
570 4.000%, 12/01/38 - BAM Insured 12/30 at 100.00 541,010
600 4.000%, 12/01/39 - BAM Insured 12/30 at 100.00 560,806
610 4.000%, 12/01/40 - BAM Insured 12/30 at 100.00 564,346
1,260 4.000%, 12/01/41 - BAM Insured 12/30 at 100.00 1,155,748

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 1,330 Northeast Ohio Medical University, General Receipts Bonds, Series 2022,
5.000%, 12/01/41 - BAM Insured
12/32 at 100.00 $ 1,376,618
Ohio Higher Education Facilities Commission, Revenue Bonds, Denison
University Project, Series 2017A:
2,100 5.000%, 11/01/42 5/27 at 100.00 2,146,482
1,500 5.250%, 11/01/46 5/27 at 100.00 1,537,055
Ohio Higher Educational Facility Commission, Higher Educational Facility
Revenue Bonds, John Carroll University 2022 Project, Series 2022:
3,750 4.000%, 10/01/42 10/31 at 100.00 3,444,460
3,750 4.000%, 10/01/47 10/31 at 100.00 3,338,635
3,830 Ohio Higher Educational Facility Commission, Revenue Bonds, Denison
University Project, Series 2023, 5.000%, 11/01/53
11/33 at 100.00 4,034,325
3,895 Ohio Higher Educational Facility Commission, Revenue Bonds, Kenyon
College, Series 2016, 5.000%, 7/01/42
7/26 at 100.00 3,950,983
1,000 Ohio Higher Educational Facility Commission, Revenue Bonds, Otterbein
University 2022 Project, Series 2022A, 4.000%, 12/01/46
12/31 at 100.00 848,416
485 Ohio Higher Educational Facility Commission, Revenue Bonds, University
of Dayton Project, Series 2020, 4.000%, 2/01/39
2/30 at 100.00 477,464
Ohio State University, General Receipts Bonds, Series 2014A:
4,820 5.000%, 12/01/34 12/24 at 100.00 4,842,233
5,000 5.000%, 12/01/39 12/24 at 100.00 5,012,369
Shawnee State University, Ohio, General Receipts Bonds, Series 2016:
1,120 5.000%, 6/01/28 - BAM Insured 6/26 at 100.00 1,146,335
1,180 5.000%, 6/01/29 - BAM Insured 6/26 at 100.00 1,207,518
1,000 Tuscarawas County Economic Development and Finance Alliance, Ohio,
Higher Education Facilities Revenue Bonds, Ashland University, Refunding
& Improvement Series 2015, 6.000%, 3/01/45
3/25 at 100.00 1,000,177
University of Akron, Ohio, General Receipts Bonds, Series 2021A:
1,615 5.000%, 1/01/31 - BAM Insured No Opt. Call 1,743,697
1,780 5.000%, 1/01/33 - BAM Insured No Opt. Call 1,956,166
2,835 University of Cincinnati, Ohio, General Receipts Bonds, Series 2017A,
5.000%, 6/01/45
6/27 at 100.00 2,892,524
1,000 Wright State University, Ohio, General Receipts Bonds, Refunding Series
2021A, 5.000%, 5/01/31 - BAM Insured
No Opt. Call 1,089,871
1,025 Youngstown State University, Ohio, General Receipts Bonds, Series 2021,
4.000%, 12/15/30 - AGM Insured
No Opt. Call 1,048,229
Total Education and Civic Organizations 68,683,209
Health Care - 8.3%
2,500 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health,
Series 2017A, 5.000%, 8/01/42
2/28 at 100.00 2,557,265
3,710 Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health System
Obligated Group Project, Refunding & Improvement Series 2017, 5.000%,
12/01/37
12/27 at 100.00 3,787,972
Cleveland Clinic Health System Obligated Group, Ohio, Martin County
Health Facilities Authority, Hospital Revenue Bonds, Series 2019B:
1,900 4.000%, 1/01/42 1/29 at 100.00 1,852,914
5,000 4.000%, 1/01/43 1/29 at 100.00 4,838,998
6,500 4.000%, 1/01/46 1/29 at 100.00 6,205,404
Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical
Center Project, Series 2013:
1,600 5.000%, 6/15/43 7/24 at 100.00 1,363,164
495 5.250%, 6/15/43 7/24 at 100.00 435,286
Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series
2017OH:
1,000 4.000%, 12/01/46 6/27 at 100.00 929,695
2,255 5.000%, 12/01/46 6/27 at 100.00 2,287,498
Hamilton County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati
Children's Hospital Medical Center, Series 2019CC:
600 5.000%, 11/15/41 No Opt. Call 674,117
3,000 5.000%, 11/15/49 No Opt. Call 3,325,065

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 2,230 Miami County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health
Network Obligated Group Project, Refunding Improvement Series 2019,
5.000%, 8/01/39
8/28 at 100.00 $ 2,293,531
5,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/44
7/24 at 100.00 4,587,454
1,000 Ohio State, Hospital Revenue Bonds, Children's Hospital Medical Center
of Akron, Series 2024A, 5.250%, 8/14/48 , (WI/DD)
8/34 at 100.00 1,082,962
Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health System
Obligated Group, Refunding Series 2017A:
1,155 5.000%, 1/01/30 1/28 at 100.00 1,213,374
2,755 5.000%, 1/01/33 1/28 at 100.00 2,889,785
Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Fixed Interest Rate Series 2020A:
2,280 4.000%, 1/15/50 1/30 at 100.00 2,077,021
2,725 5.000%, 1/15/50 1/30 at 100.00 2,777,663
1,630 Scioto County, Ohio, Hospital Facilities Revenue Bonds, Southern Ohio
Medical Center, Refunding Series 2016, 5.000%, 2/15/32
2/26 at 100.00 1,643,591
Total Health Care 46,822,759
Housing/Multifamily - 0.5%
3,000 Columbus Metropolitan Housing Authority, Ohio, General Revenue
Bonds, Series 2021, 4.000%, 8/01/36
8/31 at 100.00 2,823,448
Total Housing/Multifamily 2,823,448
Tax Obligation/General - 23.0%
3,150 Apollo Career Center Joint Vocational School District, Allen, Auglaize,
Hardin, Hancock, Putnam & Van Wert Counties, Ohio, General Obligation
Bonds, Various Purpose School Improvement Refunding Series 2017,
5.000%, 12/01/41
12/27 at 100.00 3,228,300
1,750 Athens City School District, Athens County, Ohio, General Obligation
Bonds, School Facilities Series 2024, 5.000%, 12/01/49
12/31 at 100.00 1,837,178
5,185 Brunswick City School District, Medina County, Ohio, General Obligation
Bonds, Classroom Facilities School Improvement Series 2023, 5.250%,
12/01/53 - BAM Insured
6/31 at 100.00 5,506,411
1,180 Canal Winchester Local School District, Franklin and Fairfield Counties,
Ohio, General Obligation Bonds, Series 2005B, 0.000%, 12/01/33 - NPFG
Insured
No Opt. Call 802,086
380 Cincinnati City School District, Hamilton County, Ohio, General Obligation
Bonds, Refunding Classroom Facilities Construction & Improvement
Series 2006, 5.250%, 12/01/27 - FGIC Insured
No Opt. Call 404,594
2,250 City of Mayfield Heights, Ohio, General Obligation Bonds, Aquatic and
Community Center Limited Tax Series 2023, 4.000%, 12/01/48
6/30 at 100.00 2,131,354
Cleveland, Ohio, General Obligation Bonds, Various Purpose Series
2023A:
135 5.000%, 12/01/41 6/33 at 100.00 147,149
300 5.000%, 12/01/43 6/33 at 100.00 324,574
1,000 Colerain Township, Hamilton County, Ohio, General Obligation Bonds,
Fire Station Series 2022, 5.250%, 12/01/52
12/29 at 100.00 1,051,794
Columbus City School District, Franklin County, Ohio, General Obligation
Bonds, School Facilities Construction and Improvement, Refunding Series
2006:
960 0.000%, 12/01/28 - AGM Insured No Opt. Call 808,003
40 0.000%, 12/01/28 - AGM Insured, (ETM) No Opt. Call 34,010
5,530 Columbus, Ohio, General Obligation Bonds, Refunding Various Purpose
Series 2017-1, 5.000%, 4/01/29
10/27 at 100.00 5,819,473
5,000 Columbus, Ohio, General Obligation Bonds, Various Purpose Series
2018A, 5.000%, 4/01/29
10/28 at 100.00 5,345,804
Columbus, Ohio, General Obligation Bonds, Various Purpose Series
2021A:
5,175 5.000%, 4/01/36 10/30 at 100.00 5,684,691
2,000 5.000%, 4/01/38 10/30 at 100.00 2,180,097
1,325 5.000%, 4/01/41 10/30 at 100.00 1,427,509

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 530 Dayton Metro Library, Ohio, General Obligation Bonds, Taxable
Refunding Library Improvement Series 2019, 4.000%, 12/01/30
12/29 at 100.00 $ 541,445
5,000 Dublin City School District, Franklin, Delaware and Union Counties, Ohio,
General Obligation Bonds, School Facilities Construction & Improvement
Series 2019A, 4.000%, 12/01/44
12/28 at 100.00 4,872,645
2,250 Dublin City School District, Franklin, Delaware and Union Counties,
Ohio, General Obligation Bonds, School Facilities Series 2024, 5.000%,
12/01/48
12/33 at 100.00 2,417,328
450 Dublin, Ohio, General Obligation Bonds, Limited Tax Various Purpose
Series 2015, 5.000%, 12/01/24
No Opt. Call 452,977
2,500 Fairborn City School District, Greene County, Ohio, General Obligation
Bonds, School Facilities Construction & Improvement Series 2021A,
4.000%, 12/01/50
12/30 at 100.00 2,313,270
4,225 Franklin County, Ohio, General Obligation Bonds, Refunding Series 2015,
5.000%, 12/01/31
12/25 at 100.00 4,299,445
2,000 Gahanna-Jefferson City School District, Franklin County, Ohio, General
Obligation Bonds, Construction & Improvement Series 2018, 5.000%,
12/01/48
6/28 at 100.00 2,083,488
Graham Local School District, Champaign and Shelby Counties, Ohio,
General Obligation Bonds, School Improvement Series 2013:
500 0.000%, 12/01/29 No Opt. Call 398,935
850 0.000%, 12/01/30 No Opt. Call 650,495
Grandview Heights City School District, Franklin County, Ohio, General
Obligation Bonds, School Facilities Construction & Improvement Series
2019:
3,960 4.000%, 12/01/51 6/29 at 100.00 3,658,104
1,150 5.000%, 12/01/53 6/29 at 100.00 1,185,190
2,595 Hilliard City School District, Franklin County, Ohio, General Obligation
Bonds, School Improvement Series 2017, 4.000%, 12/01/46
12/26 at 100.00 2,442,167
1,095 Kenston Local School District, Geauga County, Ohio, General Obligation
Bonds, School improvement Series 2012, 0.000%, 12/01/27
No Opt. Call 957,575
1,560 Kettering City School District, Montgomery County, Ohio, General
Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/31 - AGM
Insured
No Opt. Call 1,676,632
1,000 Little Miami Local School District, Warren and Clermont Counties, Ohio,
General Obligation Bonds, School Improvement Series 2018A, 5.000%,
11/01/43
11/25 at 100.00 1,007,567
500 Medina County, Ohio, General Obligation Bonds, Courthouse Facility
Improvement Limited Tax Series 2021, 4.000%, 12/01/46
6/26 at 100.00 475,380
1,000 Middletown City School District, Butler County, Ohio, General Obligation
Bonds, Refunding Series 2007, 5.250%, 12/01/28 - AGM Insured
No Opt. Call 1,066,959
North Olmsted City School District, Ohio, General Obligation Bonds,
School Improvement Programmatic Series 2023A:
2,030 5.000%, 10/15/48 4/31 at 100.00 2,125,291
3,995 5.250%, 10/15/56 4/31 at 100.00 4,225,537
3,805 Oakwood City School District, Montgomery County, Ohio, General
Obligation Bonds, Series 2019, 4.000%, 12/01/48
12/28 at 100.00 3,620,888
Ohio State, General Obligation Bonds, Common Schools Series 2017B:
4,500 5.000%, 9/15/27 No Opt. Call 4,738,273
4,000 5.000%, 9/01/30 No Opt. Call 4,401,867
6,500 Ohio State, General Obligation Bonds, Common Schools Series 2019A,
5.000%, 6/15/37
6/29 at 100.00 6,953,993
Ohio State, General Obligation Bonds, Highway Capital Improvement,
Series 2018V:
2,500 5.000%, 5/01/33 5/28 at 100.00 2,649,383
1,250 5.000%, 5/01/34 5/28 at 100.00 1,324,092
Ohio State, General Obligation Bonds, Highway Capital Improvement,
Series 2020W:
1,035 5.000%, 5/01/32 5/30 at 100.00 1,134,324
2,315 5.000%, 5/01/35 5/30 at 100.00 2,529,792

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
Ohio State, General Obligation Bonds, Infrastructure Improvement
Refunding Series 2020B:
$ 350 5.000%, 8/01/32 8/28 at 100.00 $ 372,873
270 5.000%, 8/01/36 8/28 at 100.00 286,502
Ohio State, General Obligation Bonds, Infrastructure Improvement Series
2022A:
1,000 5.000%, 3/01/39 3/33 at 100.00 1,109,909
1,470 5.000%, 3/01/40 3/33 at 100.00 1,622,837
Olentangy Local School District, Delaware and Franklin Counties, Ohio,
General Obligation Bonds, School Facilities Construction & Improvement
Series 2016:
1,000 5.000%, 12/01/38 6/26 at 100.00 1,018,121
1,875 5.000%, 12/01/41 6/26 at 100.00 1,904,304
4,250 Pickerington Local School District, Fairfield and Franklin Counties, Ohio,
General Obligation Bonds, School Facilities Construction & Improvement,
Series 2023, 5.250%, 12/01/59
12/32 at 100.00 4,565,869
50 Princeton City School District, Hamilton County, Ohio, Certificates of
Participation, Series 2013, 5.000%, 12/01/33
7/24 at 100.00 50,024
375 Salem City School District, Columbiana County, Ohio, General Obligation
Bonds, School Facilities Series 2024, 5.000%, 11/01/44
11/31 at 100.00 398,776
2,000 Shaker Heights City School District, Ohio, General Obligation Bonds,
School Facilities Improvement Series 2024, 5.250%, 12/15/59
6/34 at 100.00 2,168,653
2,380 Southwest Local School District, Hamilton and Butler Counties, Ohio,
General Obligation Bonds, School Improvement Series 2018A, 4.000%,
1/15/55
1/28 at 100.00 2,235,638
4,000 South-Western City School District, Franklin and Pickaway Counties, Ohio,
General Obligation Bonds, School Facilities Construction & Improvement
Series 2019A, 4.000%, 12/01/48
12/29 at 100.00 3,841,533
1,715 Troy City School District, Miami County, Ohio, General Obligation Bonds,
School Improvement Series 2024, 5.000%, 12/01/54
12/33 at 100.00 1,815,913
1,575 Wadsworth City School District, Medina County, Ohio, General Obligation
Bonds, School Improvement Series 2021, 4.000%, 12/01/56
12/26 at 100.00 1,466,472
5,000 Worthington City School District, Franklin County, Ohio, General
Obligation Bonds, Facilities Series 2023, 5.500%, 12/01/54
12/32 at 100.00 5,535,414
Total Tax Obligation/General 129,328,907
Tax Obligation/Limited - 21.4%
Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke Realty
Ohio, Series 2006:
460 5.000%, 12/01/25 7/24 at 100.00 459,664
1,165 5.000%, 12/01/30 7/24 at 100.00 1,161,249
1,890 5.000%, 12/01/35 7/24 at 100.00 1,890,491
2,465 Certificates of Participation (Hillsdale Local School District, Ashland and
Wayne Counties, Ohio, School Facilities Project), Series 2020, 4.000%,
12/01/38 - BAM Insured
6/30 at 100.00 2,451,305
5,500 Cleveland Public Library, Cuyahoga County, Ohio, Library Facilities Notes,
Series 2019A, 4.000%, 12/01/45
12/29 at 100.00 5,305,255
Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways
Improvements, Subordinate Lien Series 2017B-2:
1,250 5.000%, 10/01/31 4/28 at 100.00 1,316,582
1,000 5.000%, 10/01/32 4/28 at 100.00 1,052,939
1,195 (c) Columbus-Franklin County Finance Authority, 5.000%, 12/01/34 12/29 at 100.00 1,219,416
500 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-1,
5.000%, 12/01/51
6/29 at 100.00 482,845
895 (c) Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Easton Project, Series 2020, 5.000%, 6/01/28
No Opt. Call 885,635
4,000 Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Ballpark Improvement
Project, Series 2022A, 4.000%, 1/01/36
1/31 at 100.00 4,087,082
Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Refunding Various
Purpose Series 2014:
1,000 5.000%, 12/01/28 12/24 at 100.00 1,005,832

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 2,940 Dublin, Ohio, Special Obligation Non-Tax Revenue Bonds, Series 2015A,
5.000%, 12/01/38
12/25 at 100.00 $ 2,972,187
495 Fairborn City School District, Greene, Clark and Montgomery Counties,
Ohio, Certificates of Participation, School Facilities Project, Series 2021,
4.000%, 12/01/37 - BAM Insured
12/28 at 100.00 495,701
3,560 Franklin County Convention Facilities Authority, Ohio, Lease
Appropriation Bonds, Greater Columbus Convention Center Hotel
Expansion Project, Series 2019, 5.000%, 12/01/46
12/29 at 100.00 3,694,860
Franklin County, Ohio, Sales Tax Revenue Bonds, Various Purpose Series
2018:
1,000 5.000%, 6/01/37 6/28 at 100.00 1,056,896
11,000 5.000%, 6/01/43 6/28 at 100.00 11,488,645
6,000 5.000%, 6/01/48 6/28 at 100.00 6,201,861
1,220 Great Oaks Career Campuses Board of Education, Brown, Butler,
Clermont, Clinton, Fayette, Greene, Hamilton, Highland, Madison,
Pickaway, Ross and Warren, Ohio, Certificates of Participation, School
Improvement Project, Series 2021, 4.000%, 12/01/37
12/29 at 100.00 1,228,068
1,675 Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported
Capital Improvement Bonds, Refunding Series 2014A, 5.000%, 12/01/25
No Opt. Call 1,711,984
2,180 Hamilton County, Ohio, Sales Tax Bonds, Refunding Series 2016A,
5.000%, 12/01/30
12/26 at 100.00 2,243,722
Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B:
500 0.000%, 12/01/26 - AMBAC Insured No Opt. Call 454,177
1,750 0.000%, 12/01/28 - AGM Insured No Opt. Call 1,472,922
3,300 0.000%, 12/01/28 - AMBAC Insured No Opt. Call 2,771,394
Mayfield City School District, Ohio, Certificates of Participation, Middle
School Project, Series 2009B:
435 0.000%, 9/01/27 No Opt. Call 383,328
855 0.000%, 9/01/28 No Opt. Call 724,592
1,035 Norwood, Hamilton County, Ohio, Special Obligation Development
Revenue Bonds, Central Parke Project, Series 2017, 6.000%, 12/01/46
6/27 at 100.00 918,037
5,745 Ohio State, Capital Facilities Lease Appropriation Bonds, Administrative
Building Fund Project, Series 2015A, 4.000%, 4/01/35
4/25 at 100.00 5,745,171
Ohio State, Capital Facilities Lease Appropriation Bonds, Juvenile
Correctional Building Fund Projects, Series 2019A:
2,465 5.000%, 4/01/38 4/29 at 100.00 2,609,068
2,485 5.000%, 4/01/39 4/29 at 100.00 2,620,347
1,250 Ohio State, Capital Facilities Lease-Appropriation Bonds, Adult
Correctional Building Fund Projects, Series 2017A, 5.000%, 10/01/36
10/27 at 100.00 1,290,462
2,245 Ohio State, Capital Facilities Lease-Appropriation Bonds, Adult
Correctional Building Fund Projects, Series 2019B, 5.000%, 10/01/31
No Opt. Call 2,491,069
1,200 Ohio State, Capital Facilities Lease-Appropriation Bonds, Parks &
Recreation Improvement Fund Projects, Series 2017A, 5.000%, 12/01/31
12/27 at 100.00 1,255,212
Ohio State, Capital Facilities Lease-Appropriation Bonds, Parks &
Recreation Improvement Fund Projects, Series 2022A:
1,325 5.000%, 12/01/28 No Opt. Call 1,414,255
1,750 5.000%, 12/01/30 No Opt. Call 1,921,792
1,660 Ohio State, Certificates of Participation, Ohio Attorney General Claims
Fund Project, Series 2021, 4.000%, 9/01/35
9/31 at 100.00 1,702,938
1,250 Ohio State, Major New State Infrastructure Project Revenue Bonds, Series
2019-1, 5.000%, 12/15/31
No Opt. Call 1,394,808
1,360 Ohio State, Transportation Project Revenue Bonds, Toledo-Lucas
County Port Authority Seaport and Docks Project, State Transportation
Infrastructure GRF Bond Fund, Series 2019-2, 5.000%, 11/15/39, (AMT)
5/27 at 100.00 1,379,708
2,095 Pickaway County, Ohio, Sales Tax Specia Obligation Bonds, Series 2018,
5.000%, 12/01/44
12/28 at 100.00 2,162,833
2,000 Pinnacle Community Infrastructure Financing Authority, Grove City, Ohio,
Community Facilities Bonds, Series 2015A, 4.000%, 12/01/31 - AGM
Insured
12/25 at 100.00 1,995,695

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Port of Greater Cincinnati Development Authority, Ohio, Duke Energy
Convention Center Project, TOT First Subordinate Development Revenue
Bonds, Refunding Series 2024B:
$ 1,125 5.000%, 12/01/44 6/34 at 100.00 $ 1,188,768
1,850 4.250%, 12/01/48 - AGM Insured 6/34 at 100.00 1,808,062
1,540 Port of Greater Cincinnati Development Authority, Ohio, Duke Energy
Convention Center Project, TOT Revenue Bonds, Refunding, Senior Series
2024A, 5.000%, 12/01/53
6/34 at 100.00 1,628,870
775 (c) Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021, 4.250%, 12/01/50
12/28 at 100.00 667,753
485 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Development TIF Revenue Bonds, RBM Development - Phase
2B Project, Series 2018A, 6.000%, 12/01/50
12/28 at 100.00 466,737
990 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien Series
2019A, 5.000%, 11/01/51
11/30 at 100.00 802,625
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
4,430 0.000%, 7/01/33 7/28 at 86.06 3,097,675
6,605 4.500%, 7/01/34 7/25 at 100.00 6,619,250
1,257 5.000%, 7/01/58 7/28 at 100.00 1,257,408
500 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 503,572
4,915 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 4,899,621
195 Riversouth Authority, Ohio, Lazarus Building Redevelopment Bonds,
Series 2007A, 5.750%, 12/01/27
7/24 at 100.00 195,008
800 Riversouth Authority, Ohio, Riversouth Area Redevelopment Bonds,
Payable from City of Columbus, Ohio Annual Rental Appropriations,
Refunding Series 2012A, 5.000%, 12/01/24
7/24 at 100.00 801,236
Riversouth Authority, Ohio, Scioto Peninsula Area Redevelopment Bonds,
Payable from City of Columbus, Ohio Annual Rental Appropriations,
Series 2016:
1,000 5.000%, 12/01/28 12/25 at 100.00 1,021,126
1,000 5.000%, 12/01/29 12/25 at 100.00 1,020,102
2,955 Shaker Heights Public Library, Ohio, Certificates of Participation, Series
2019, 4.000%, 12/01/44
12/24 at 100.00 2,887,714
1,000 Tolles Career & Technical Center, 5.250%, 12/01/53 , (WI/DD) 12/31 at 100.00 1,053,141
Triway Local School District, Ohio, Certificates of Participation, Series
2021:
2,395 4.000%, 12/01/41 - BAM Insured 12/28 at 100.00 2,328,105
1,460 4.000%, 12/01/42 - BAM Insured 12/28 at 100.00 1,413,846
Total Tax Obligation/Limited 120,780,646
Transportation - 4.5%
750 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series 2020,
5.000%, 1/15/50
1/30 at 100.00 769,141
Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC -
Borrower, Portsmouth Bypass Project, Series 2015:
3,500 5.000%, 12/31/35 - AGM Insured, (AMT) 6/25 at 100.00 3,515,656
5,245 5.000%, 12/31/39 - AGM Insured, (AMT) 6/25 at 100.00 5,258,095
7,725 5.000%, 6/30/53, (AMT) 6/25 at 100.00 7,708,563
2,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructure
Commission, Infrastructure Projects, Junior Lien Series 2018A, 4.000%,
2/15/46
2/28 at 100.00 1,938,288
1,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructure
Commission, Refunding Series 2017A, 5.000%, 2/15/30
2/27 at 100.00 1,039,260
5,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructure
Commission, Series 2021A, 5.000%, 2/15/51
2/31 at 100.00 5,256,369
Total Transportation 25,485,372

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed - 4.6% (d)
$ 4,310 Cincinnati, Ohio, Water System Revenue Bonds, Series 2016A, 5.000%,
12/01/41, (Pre-refunded 12/01/26)
12/26 at 100.00 $ 4,479,789
Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Refunding Various
Purpose Series 2014:
1,810 5.000%, 12/01/32, (Pre-refunded 12/01/24) 12/24 at 100.00 1,821,974
1,385 5.000%, 12/01/34, (Pre-refunded 12/01/24) 12/24 at 100.00 1,394,163
1,055 5.000%, 12/01/35, (Pre-refunded 12/01/24) 12/24 at 100.00 1,061,979
10,345 Franklin County Convention Facilities Authority, Ohio, Excise Tax and
Lease Revenue Bonds, Columbus City & Franklin County Lessees,
Refunding Anticipation Series 2014, 5.000%, 12/01/35, (Pre-refunded
12/01/24)
12/24 at 100.00 10,400,803
1,000 Gallia County Local School District, Gallia and Jackson Counties, Ohio,
General Obligation Bonds, Refunding School Improvement Series 2014,
5.000%, 11/01/32, (Pre-refunded 11/01/24)
11/24 at 100.00 1,005,123
Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported
Capital Improvement Bonds, Refunding Series 2015:
1,050 5.000%, 12/01/32, (Pre-refunded 12/01/25) 12/25 at 100.00 1,074,570
1,105 5.000%, 12/01/33, (Pre-refunded 12/01/25) 12/25 at 100.00 1,130,858
1,000 Upper Arlington City School District, Franklin County, Ohio, General
Obligation Bonds, School Facilities & Improvement Series 2018A, 5.000%,
12/01/48, (Pre-refunded 12/01/27)
12/27 at 100.00 1,059,921
2,275 Willoughby-Eastlake City School District, Ohio, General Obligation Bonds,
School Improvement Series 2016, 5.000%, 12/01/46, (Pre-refunded
12/01/25)
12/25 at 100.00 2,325,233
Total U.S. Guaranteed 25,754,413
Utilities - 16.0%
3,570 American Municipal Power Inc., Ohio, Combined Hydroelectric Projects
Revenue Bonds, Green Series 2016A, 5.000%, 2/15/46
2/26 at 100.00 3,595,764
2,000 American Municipal Power Inc., Ohio, Fremont Energy Center Revenue
Bonds, Refunding Series 2017A, 4.000%, 2/15/42
2/28 at 100.00 1,923,430
2,930 American Municipal Power, Inc., Ohio, Greenup Hydroelectric Project
Revenue Bonds, Refunding Series 2016A, 5.000%, 2/15/41
2/26 at 100.00 2,955,441
1,665 American Municipal Power, Inc., Ohio, Solar Electricity Prepayment Project
Revenue Bonds, Green Bonds Series 2019A, 5.000%, 2/15/44
2/29 at 100.00 1,715,855
American Municipal Power, Inc., Ohio, Solar Electricity Prepayment Project
Revenue Bonds, Green Bonds Series 2020A:
250 4.000%, 2/15/40 2/29 at 100.00 243,870
1,200 4.000%, 2/15/44 2/29 at 100.00 1,145,392
Cleveland, Ohio, Public Power System Revenue Bonds, Refunding Series
2020A:
1,000 4.000%, 11/15/37 - AGM Insured 11/29 at 100.00 1,002,372
1,000 4.000%, 11/15/38 - AGM Insured 11/29 at 100.00 994,831
2,000 Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-1,
0.000%, 11/15/33 - NPFG Insured
No Opt. Call 1,348,144
Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-2:
4,740 0.000%, 11/15/34 - NPFG Insured No Opt. Call 3,054,331
7,500 0.000%, 11/15/38 - NPFG Insured No Opt. Call 3,792,994
1,315 Cleveland, Ohio, Public Power System Revenue Refunding Bonds, Series
2018, 5.000%, 11/15/37 - AGM Insured
5/28 at 100.00 1,378,130
Columbus, Ohio, Sewerage System Revenue Bonds, Refunding Series
2015:
5,000 5.000%, 6/01/29 6/26 at 100.00 5,139,855
6,750 5.000%, 6/01/32 6/26 at 100.00 6,924,393
1,200 Hamilton County, Ohio, Sewer System Revenue Bonds, Metropolitan
Sewer District of Greater Cincinnati, Refunding Series 2020A, 5.000%,
12/01/34
12/30 at 100.00 1,315,796
Hamilton, Ohio, Electric System Revenue Bonds, Refunding &
Improvement Series 2019:
865 4.000%, 10/01/37 - BAM Insured 10/29 at 100.00 867,531
1,000 4.000%, 10/01/38 - BAM Insured 10/29 at 100.00 987,424
1,015 4.000%, 10/01/39 - BAM Insured 10/29 at 100.00 996,161

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 1,100 Lancaster Port Authority, Ohio, Gas Supply Revenue Bonds, Series 2019,
5.000%, 8/01/49, (Mandatory Put 2/01/25)
11/24 at 100.68 $ 1,107,007
1,000 Mahoning County, Ohio, Sewer System Revenue Bonds, Refunding and
Improvement Series 2022, 5.000%, 12/01/42
12/31 at 100.00 1,054,359
1,000 Marysville, Ohio, Water System Mortgage Revenue Bonds, Refunding
Series 2016, 4.000%, 12/01/38
12/25 at 100.00 1,000,559
Northeast Ohio Regional Sewer District, Wastewater Improvement
Revenue Bonds, Refunding & Improvement Series 2017:
5,570 5.000%, 11/15/33 5/28 at 100.00 5,898,363
5,275 4.000%, 11/15/43 5/28 at 100.00 5,243,061
1,900 Ohio Water Development Authority, Revenue Bonds, Drinking Water
Assistance Fund, Series 2016, 5.000%, 12/01/36
12/26 at 100.00 1,953,715
Ohio Water Development Authority, Revenue Bonds, Fresh Water
Development, Series 2019:
3,800 5.000%, 12/01/38 12/29 at 100.00 4,083,461
5,320 5.000%, 6/01/44 12/29 at 100.00 5,619,861
4,000 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Kestrel Verifiers, Green Series 2021A, 5.000%, 12/01/46
12/31 at 100.00 4,282,153
5,000 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Refunding Series 2019B, 5.000%, 12/01/44
12/29 at 100.00 5,281,962
1,000 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Series 2015A, 5.000%, 6/01/26
No Opt. Call 1,031,095
5,000 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Series 2017A, 5.000%, 12/01/31
6/27 at 100.00 5,219,087
8,500 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Series 2020A, 5.000%, 12/01/50
6/30 at 100.00 8,931,082
Total Utilities 90,087,479
Total Municipal Bonds
(cost $550,059,720) 536,123,558
Shares Description (a) Value
X 25,413,649
COMMON STOCKS - 4.5%   X 25,413,649
Utilities - 4 .5%
10,037 (e),(f) Vistra Vision $ 25,413,649
Total Utilities 25,413,649
Total Common Stocks
(cost $9,428,137) 25,413,649
Total Long-Term Investments
(cost $559,487,857) 561,537,207
Other Assets & Liabilities, Net - 0.3% 1,541,960
Net Assets - 100% $ 563,079,167
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $2,772,804 or 0.5% of Total Investments.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.
AGM Assured Guaranty Municipal
AMT Alternative Minimum Tax
BAM Build America Mutual
ETM Escrowed to maturity
NPFG National Public Finance Guarantee Corp

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Nuveen Wisconsin Municipal Bond Fund
Portfolio of Investments May 31, 2024
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 110.8%
X 73,335,246
MUNICIPAL BONDS - 100.7%   X 73,335,246
Consumer Discretionary - 0.3%
$ 250 International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise
Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29,
(AMT)
7/24 at 100.00 $ 250,512
Total Consumer Discretionary 250,512
Education and Civic Organizations - 5.7%
1,060 (c) Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 4.000%, 6/15/28
6/26 at 100.00 1,017,587
500 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Hmong American Peace Academy, Series 2020, 4.000%, 3/15/40
3/30 at 100.00 447,602
500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Lawrence University, Series 2020, 4.000%, 2/01/45
2/30 at 100.00 429,609
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Milwaukee School of Engineering, Series 2021B:
500 2.125%, 4/01/39 - AGM Insured 4/31 at 100.00 350,087
500 2.125%, 4/01/40 - AGM Insured 4/31 at 100.00 341,517
415 2.250%, 4/01/41 - AGM Insured 4/31 at 100.00 284,858
500 2.250%, 4/01/42 - AGM Insured 4/31 at 100.00 339,323
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Milwaukee Science Education Consortium, Inc., Academy of
Science Series 2023A, 5.000%, 3/15/53
3/33 at 100.00 904,849
Total Education and Civic Organizations 4,115,432
Health Care - 20.0%
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
Control Facilities Financing Authority, Hospital Revenue Bonds, (Hospital
Auxilio Mutuo Obligated Group Project, Refunding Series 2021:
155 5.000%, 7/01/29 No Opt. Call 159,900
190 5.000%, 7/01/31 No Opt. Call 198,480
3,765 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Beloit Health System, Inc., Series 2020, 4.000%, 7/01/36
7/29 at 100.00 3,564,177
8,565 (d) Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic Health System, Inc., Series 2017C, 5.000%, 2/15/47, (UB)
2/27 at 100.00 8,254,502
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Aspirus, Inc. Obligated Group, Series 2015A, 5.000%, 8/15/34
2/25 at 100.00 1,008,574
1,250 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Bellin Memorial Hospital, Inc., Series 2019A, 4.000%, 12/01/44
12/29 at 100.00 1,173,307
175 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2020A, 4.000%,
2/15/37 - AGM Insured
2/30 at 100.00 170,809
Total Health Care 14,529,749
Housing/Multifamily - 24.4%
2,000 Hudson Housing Authority, Wisconsin, Multifamily Housing Revenue
Bonds, Cedar Ridge Apartments Project, Series 2013A, 5.125%, 6/01/30
7/24 at 100.00 1,994,385
2,000 Wisconsin Housing and Economic Development Authority Multi Family
Housing Bonds,Western Technical College Student Housing Project,
Series 2013B, 4.700%, 4/01/38
7/24 at 100.00 2,000,767
330 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2006A, 4.550%, 5/01/27, (AMT)
7/24 at 100.00 330,055
Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2017A:
250 4.000%, 11/01/47 11/26 at 100.00 232,615
750 (d) 4.150%, 5/01/55 11/26 at 100.00 696,859
2,000 (d) Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2018A, 4.300%, 11/01/53, (UB)
11/27 at 100.00 1,874,591

Nuveen Wisconsin Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Multifamily (continued)
$ 4,520 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2019A, 3.375%, 5/01/57
11/28 at 100.00 $ 3,287,832
2,000 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2022A, 5.150%, 11/01/50
11/31 at 100.00 2,067,929
3,000 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2023D, 5.000%, 11/01/57
5/32 at 100.00 3,025,095
2,500 (c) Wisconsin Housing and Economic Development Authority, Multifamily
Housing Bonds, Meadow Village Project Series 2020A, 5.000%, 7/01/37
7/28 at 102.00 2,275,532
Total Housing/Multifamily 17,785,660
Industrials - 0.9%
675 Milwaukee Redevelopment Authority, Wisconsin, HSI Industrial I LLC
Project Revenue Bonds, Series 2008, 5.125%, 6/01/29, (AMT)
7/24 at 100.00 675,869
Total Industrials 675,869
Long-Term Care - 20.1%
500 Winnebago County Housing Authority, Illinois, Revenue Bonds, Lutheran
Homes of Oshkosh, Inc. Project, Refunding Series 2015A, 4.450%, 3/01/30
7/24 at 100.00 435,115
150 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
PHW Muskego, Inc. Project, Series 2021, 4.000%, 10/01/61
10/28 at 102.00 103,505
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Clement Manor, Inc., Series 2019, 5.000%, 8/01/49
8/26 at 103.00 1,763,015
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Dickson Hollow Project. Series 2014, 5.375%, 10/01/44
7/24 at 101.00 1,832,188
500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, PHM / New Richmond Senior Housing, Inc., Refunding Series
2021, 3.250%, 7/01/37
7/26 at 101.00 366,935
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, PHW Oconomowoc, Inc. Project, Series 2018, 5.125%, 10/01/48
7/24 at 102.00 1,756,553
1,750 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Rogers Memorial Hospital, Inc., Series 2014B, 5.000%, 7/01/44
7/24 at 100.00 1,725,537
2,475 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Rogers Memorial Hospital, Inc., Series 2019A, 5.000%, 7/01/49
7/26 at 100.00 2,499,312
525 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint John's Communities Inc., Refunding Series 2021B, 4.000%,
9/15/45
9/27 at 103.00 424,072
650 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint John's Communities Inc., Refunding Series 2022. Forward
Delivery, 4.000%, 9/15/45
9/27 at 103.00 525,041
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Three Pillars Senior Living Communities, Series 2021A:
1,000 4.000%, 8/15/51 8/31 at 100.00 754,008
1,000 4.000%, 8/15/55 8/31 at 100.00 732,626
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Woodland Hills Senior Housing Project, Series 2014, 5.000%,
12/01/44
7/24 at 101.00 1,731,987
Total Long-Term Care 14,649,894
Tax Obligation/Limited - 25.3%
6,500 Ashwaubenon Community Development Authority, Wisconsin, Lease
Revenue Bonds, Brown County Expo Center Project, Series 2019, 0.000%,
6/01/49
6/29 at 47.10 1,926,260
Brookfield Community Development and Redevelopment Authority,
Wisconsin, Community Development Revenue Bonds, Series 2015A:
1,000 3.550%, 6/01/34 6/25 at 100.00 950,940
530 3.600%, 6/01/35 6/25 at 100.00 505,738
1,000 Kaukauna Redevelopment Authority, Outagamie and Calumet Counties,
Wisconsin, Redevelopment Lease Revenue Bonds, Series 2015, 4.125%,
6/01/40
6/25 at 100.00 983,862
1,740 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 1,805,835

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds,
Public Schools, Series 2016A:
$ 800 5.000%, 11/15/30 11/26 at 100.00 $ 825,269
500 5.000%, 11/15/31 11/26 at 100.00 515,675
550 5.000%, 11/15/32 11/26 at 100.00 566,981
Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds,
Public Schools, Series 2017:
630 5.000%, 11/15/28 11/26 at 100.00 651,544
500 5.000%, 11/15/34 11/26 at 100.00 515,438
1,000 5.000%, 11/15/35 11/26 at 100.00 1,026,625
2,085 Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue
Refunding Bonds, Series 1998A, 5.500%, 12/15/26 - NPFG Insured
No Opt. Call 2,137,499
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2006:
120 5.000%, 10/01/25 - NPFG Insured 7/24 at 100.00 121,256
125 5.000%, 10/01/28 - FGIC Insured 7/24 at 100.00 126,331
Wisconsin Center District, Appropriation Revenue Bonds, Milwaukee
Arena Project, Series 2016:
390 5.000%, 12/15/27 6/26 at 100.00 400,398
1,000 5.000%, 12/15/30 6/26 at 100.00 1,025,280
500 5.000%, 12/15/31 6/26 at 100.00 512,541
Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding
Junior Series 1999:
675 5.250%, 12/15/27 No Opt. Call 694,265
Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding
Senior Series 2003A:
2,035 0.000%, 12/15/28 - AGM Insured No Opt. Call 1,694,539
1,945 0.000%, 12/15/31 No Opt. Call 1,425,944
Total Tax Obligation/Limited 18,412,220
U.S. Guaranteed - 0.3% (e)
Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding
Junior Series 1999:
190 5.250%, 12/15/27, (ETM) No Opt. Call 195,861
10 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Monroe Clinic Inc., Refunding Series 2016, 5.000%, 2/15/30, (Pre-
refunded 8/15/25)
8/25 at 100.00 10,110
Total U.S. Guaranteed 205,971
Utilities - 3.7%
100 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds,  Refunding Series 2024A, 5.000%, 1/01/46
7/34 at 100.00 105,379
185 Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
National Series 2007VV, 5.250%, 7/01/31 - AGM Insured
No Opt. Call 184,452
575 Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2005SS, 5.000%, 7/01/30 - AGM Insured
7/24 at 100.00 572,359
305 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007UU, 5.000%, 7/01/24 - AGM Insured
7/24 at 100.00 305,007
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007VV:
130 5.250%, 7/01/26 - NPFG Insured No Opt. Call 128,927
250 5.250%, 7/01/35 - NPFG Insured No Opt. Call 245,973
1,200 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Refunding Series 2007A, 5.000%, 7/01/25
7/24 at 100.00 1,167,842
Total Utilities 2,709,939
Total Municipal Bonds
(cost $80,196,488) 73,335,246

Nuveen Wisconsin Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Shares Description (a) Value
X 7,316,333
COMMON STOCKS - 10.1%   X 7,316,333
Utilities - 10 .1%
2,890 (f),(g) Vistra Vision $ 7,316,333
Total Utilities 7,316,333
Total Common Stocks
(cost $2,869,331) 7,316,333
Total Long-Term Investments
(cost $83,065,819) 80,651,579
Floating Rate Obligations - (11.0)%   (8,020,000)
Other Assets & Liabilities, Net - 0.2% 185,490
Net Assets - 100% $ 72,817,069
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $3,293,119 or 4.1% of Total Investments.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

May 31, 2024 Kansas Kentucky Michigan Missouri Ohio
ASSETS
Long-term investments, at value
†
$ 202,815,339 $ 250,690,680 $ 219,954,102 $ 507,118,819 $ 561,537,207
Cash – 3,043,760 3,115,159 – –
Receivables:
Interest 2,652,242 3,286,856 2,402,613 5,981,770 9,322,423
Investments sold 200,000 – 1,875,000 5,146,382 130,000
Shares sold 363,415 537,157 84,904 309,326 121,678
Other 13,827 40,255 26,630 43,209 56,121
Total assets 206,044,823 257,598,708 227,458,408 518,599,506 571,167,429
LIABILITIES
Cash overdraft 488,045 – – 1,783,701 3,533,458
Floating rate obligations – 16,520,000 – – –
Payables:
Management fees 88,403 102,061 94,989 213,693 234,634
Dividends 59,122 48,573 57,666 288,389 244,924
Interest – 260,306 1,243 61 –
Investments purchased - when-issued/delayed-delivery settlement – 2,013,598 4,825,100 7,065,824 3,297,870
Shares redeemed 383,384 320,013 337,982 841,029 530,059
Accrued expenses:
Custodian fees 30,254 29,326 33,133 50,440 54,681
Trustees fees 5,925 33,455 20,660 31,804 49,613
Professional fees 5,220 6,056 6,779 12,895 14,904
Shareholder reporting expenses 8,806 8,956 11,014 14,079 18,749
Shareholder servicing agent fees 18,767 18,637 35,130 32,479 58,588
12b-1 distribution and service fees 24,495 32,119 18,263 52,683 50,782
Total liabilities 1,112,421 19,393,100 5,441,959 10,387,077 8,088,262
Commitments and contingencies
(1)
Net assets $ 204,932,402 $ 238,205,608 $ 222,016,449 $ 508,212,429 $ 563,079,167
NET ASSETS CONSIST OF:
Paid-in capital $ 225,037,695 $ 268,302,340 $ 251,562,551 $ 554,376,086 $ 581,794,329
Total distributable earnings (loss) (20,105,293) (30,096,732) (29,546,102) (46,163,657) (18,715,162)
Net assets $ 204,932,402 $ 238,205,608 $ 222,016,449 $ 508,212,429 $ 563,079,167
†
Long-term investments, cost $ 213,424,331 $ 263,212,031 $ 224,132,090 $ 517,723,521 $ 559,487,857

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

May 31, 2024 Wisconsin
ASSETS
Long-term investments, at value
†
$ 80,651,579
Receivables:
Interest 978,733
Investments sold 240,000
Reimbursement from Adviser 11,187
Shares sold 1,306
Other 6,302
Total assets 81,889,107
LIABILITIES
Cash overdraft 829,645
Floating rate obligations 8,020,000
Payables:
Management fees 31,583
Dividends 7,370
Interest 77,291
Shares redeemed 59,699
Accrued expenses:
Custodian fees 18,590
Trustees fees 1,306
Professional fees 1,611
Shareholder reporting expenses 4,526
Shareholder servicing agent fees 9,146
12b-1 distribution and service fees 11,271
Total liabilities 9,072,038
Commitments and contingencies
(1)
Net assets $ 72,817,069
NET ASSETS CONSIST OF:
Paid-in capital $ 83,580,618
Total distributable earnings (loss) (10,763,549)
Net assets $ 72,817,069
†
Long-term investments, cost $ 83,065,819
(1) As disclosed in Notes to Financial Statements.

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Kansas Kentucky Michigan Missouri Ohio
CLASS A:
Net assets $ 120,696,300 $ 171,933,836 $ 81,445,764 $ 269,955,649 $ 257,438,787
Shares outstanding 12,169,298 17,623,056 7,760,160 25,986,512 23,620,644
Net asset value ("NAV") per share $ 9.92 $ 9.76 $ 10.50 $ 10.39 $ 10.90
Maximum sales charge 4.20% 4.20% 4.20% 4.20% 4.20%
Offering price per share (NAV per share plus maximum sales charge) $ 10.35 $ 10.19 $ 10.96 $ 10.85 $ 11.38
CLASS C:
Net assets $ 4,465,010 $ 3,143,715 $ 4,937,913 $ 7,416,294 $ 8,101,328
Shares outstanding 451,301 322,425 471,868 716,596 747,728
NAV and offering price per share $ 9.89 $ 9.75 $ 10.46 $ 10.35 $ 10.83
CLASS I:
Net assets $ 79,771,092 $ 63,128,057 $ 135,632,772 $ 230,840,486 $ 297,539,052
Shares outstanding 8,021,812 6,480,444 12,945,949 22,252,502 27,405,625
NAV and offering price per share $ 9.94 $ 9.74 $ 10.48 $ 10.37 $ 10.86
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Wisconsin
CLASS A:
Net assets $ 50,878,380
Shares outstanding 5,123,491
Net asset value ("NAV") per share $ 9.93
Maximum sales charge 4.20%
Offering price per share (NAV per share plus maximum sales charge) $ 10.37
CLASS C:
Net assets $ 2,987,173
Shares outstanding 300,881
NAV and offering price per share $ 9.93
CLASS I:
Net assets $ 18,951,516
Shares outstanding 1,906,364
NAV and offering price per share $ 9.94
Authorized shares - per class Unlimited
Par value per share $ 0.01

Statement of Operations
See Notes to Financial Statements

Year Ended May 31, 2024 Kansas Kentucky Michigan Missouri
INVESTMENT INCOME
Dividends $ 25,684 $ — $ — $ —
Interest 7,306,455 9,331,000 9,175,286 21,160,541
Total investment income 7,332,139 9,331,000 9,175,286 21,160,541
EXPENSES
– – – –
Management fees 1,085,168 1,245,659 1,250,494 2,585,170
12b-1 service fees - Class A 255,296 368,677 176,815 550,401
12b-1 distribution and service fees - Class C 57,343 34,720 56,756 100,634
Shareholder servicing agent fees - Class A 46,780 63,761 50,415 80,482
Shareholder servicing agent fees - Class C 2,097 1,199 3,230 2,947
Shareholder servicing agent fees - Class I 29,839 20,522 87,036 66,582
Interest expense 58,551 834,775 41,410 92,458
Trustees fees 7,872 9,080 9,112 18,831
Custodian expenses, net 28,296 16,013 31,219 49,379
Registration fees 10,477 10,297 14,795 20,442
Professional fees 61,178 62,569 65,188 79,527
Shareholder reporting expenses 24,941 26,259 30,779 36,623
Other 14,724 14,588 15,575 17,908
Total expenses 1,682,562 2,708,119 1,832,824 3,701,384
Net investment income (loss) 5,649,577 6,622,881 7,342,462 17,459,157
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (243,653) (3,391,022) (6,623,500) (4,652,057)
Net realized gain (loss) (243,653) (3,391,022) (6,623,500) (4,652,057)
Change in unrealized appreciation (depreciation) on:
Investments 49,103 2,287,375 2,919,986 4,107,203
Net change in unrealized appreciation (depreciation) 49,103 2,287,375 2,919,986 4,107,203
Net realized and unrealized gain (loss) (194,550) (1,103,647) (3,703,514) (544,854)
Net increase (decrease) in net assets from operations $ 5,455,027 $ 5,519,234 $ 3,638,948 $ 16,914,303

Statement of Operations
(continued)
See Notes to Financial Statements

Year Ended May 31, 2024 Ohio Wisconsin
INVESTMENT INCOME
Dividends $ 100,370 $ 28,895
Interest 19,654,027 3,516,993
Total investment income 19,754,397 3,545,888
EXPENSES
– –
Management fees 2,862,941 401,831
12b-1 service fees - Class A 535,477 103,241
12b-1 distribution and service fees - Class C 94,281 40,260
Shareholder servicing agent fees - Class A 116,120 25,019
Shareholder servicing agent fees - Class C 4,077 1,939
Shareholder servicing agent fees - Class I 130,605 11,154
Interest expense 68,837 388,727
Trustees fees 21,163 2,878
Custodian expenses, net 32,973 21,750
Registration fees 13,786 9,619
Professional fees 85,993 51,800
Shareholder reporting expenses 52,210 15,326
Other 20,272 12,628
Total expenses before fee waiver/expense reimbursement 4,038,735 1,086,172
Fee waiver/expense reimbursement — (11,187)
Net expenses 4,038,735 1,074,985
Net investment income (loss) 15,715,662 2,470,903
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 2,457,412 565,162
Net realized gain (loss) 2,457,412 565,162
Change in unrealized appreciation (depreciation) on:
Investments 1,201,140 1,178,831
Net change in unrealized appreciation (depreciation) 1,201,140 1,178,831
Net realized and unrealized gain (loss) 3,658,552 1,743,993
Net increase (decrease) in net assets from operations $ 19,374,214 $ 4,214,896

Statement of Changes in Net Assets
See Notes to Financial Statements

Kansas Kentucky
Year Ended
5/31/24
Year Ended
5/31/23
Year Ended
5/31/24
Year Ended
5/31/23
OPERATIONS
Net investment income (loss) $ 5,649,577 $ 5,998,849 $ 6,622,881 $ 7,966,472
Net realized gain (loss) (243,653) (2,741,904) (3,391,022) (6,402,726)
Net change in unrealized appreciation (depreciation) 49,103 (4,412,896) 2,287,375 (7,471,113)
Net increase (decrease) in net assets from operations 5,455,027 (1,155,951) 5,519,234 (5,907,367)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (3,152,376) (3,286,845) (4,982,701) (5,689,605)
Class C (96,383) (128,281) (66,117) (102,672)
Class I (2,203,510) (2,252,089) (1,717,274) (1,999,048)
Total distributions (5,452,269) (5,667,215) (6,766,092) (7,791,325)
FUND SHARE TRANSACTIONS
Subscriptions 44,088,908 47,525,446 38,354,648 24,815,490
Reinvestments of distributions 4,625,880 4,694,386 6,146,945 7,037,178
Redemptions (74,044,960) (73,738,907) (70,335,945) (83,210,226)
Net increase (decrease) from Fund share transactions (25,330,172) (21,519,075) (25,834,352) (51,357,558)
Net increase (decrease) in net assets (25,327,414) (28,342,241) (27,081,210) (65,056,250)
Net assets at the beginning of period 230,259,816 258,602,057 265,286,818 330,343,068
Net assets at the end of period $ 204,932,402 $ 230,259,816 $ 238,205,608 $ 265,286,818

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
Michigan Missouri
Year Ended
5/31/24
Year Ended
5/31/23
Year Ended
5/31/24
Year Ended
5/31/23
OPERATIONS
Net investment income (loss) $ 7,342,462 $ 7,605,947 $ 17,459,157 $ 17,976,931
Net realized gain (loss) (6,623,500) (17,315,470) (4,652,057) (17,515,641)
Net change in unrealized appreciation (depreciation) 2,919,986 5,812,797 4,107,203 (7,135,225)
Net increase (decrease) in net assets from operations 3,638,948 (3,896,726) 16,914,303 (6,673,935)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (2,510,892) (2,349,643) (9,198,070) (8,598,507)
Class C (114,991) (101,629) (252,653) (300,369)
Class I (4,668,466) (4,582,170) (8,022,765) (7,925,723)
Total distributions (7,294,349) (7,033,442) (17,473,488) (16,824,599)
FUND SHARE TRANSACTIONS
Subscriptions 72,267,500 144,987,104 112,187,458 134,500,485
Reinvestments of distributions 6,326,289 5,766,385 14,111,144 13,155,981
Redemptions (149,594,417) (155,275,013) (149,696,249) (256,834,680)
Net increase (decrease) from Fund share transactions (71,000,628) (4,521,524) (23,397,647) (109,178,214)
Net increase (decrease) in net assets (74,656,029) (15,451,692) (23,956,832) (132,676,748)
Net assets at the beginning of period 296,672,478 312,124,170 532,169,261 664,846,009
Net assets at the end of period $ 222,016,449 $ 296,672,478 $ 508,212,429 $ 532,169,261

See Notes to Financial Statements

Ohio Wisconsin
Year Ended
5/31/24
Year Ended
5/31/23
Year Ended
5/31/24
Year Ended
5/31/23
OPERATIONS
Net investment income (loss) $ 15,715,662 $ 15,306,380 $ 2,470,903 $ 3,210,806
Net realized gain (loss) 2,457,412 (18,184,661) 565,162 (3,400,636)
Net change in unrealized appreciation (depreciation) 1,201,140 (853,060) 1,178,831 (2,955,892)
Net increase (decrease) in net assets from operations 19,374,214 (3,731,341) 4,214,896 (3,145,722)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (7,028,815) (6,552,912) (1,677,313) (1,978,565)
Class C (173,352) (186,099) (99,416) (143,094)
Class I (8,522,454) (7,972,219) (798,866) (1,269,054)
Total distributions (15,724,621) (14,711,230) (2,575,595) (3,390,713)
FUND SHARE TRANSACTIONS
Subscriptions 115,354,999 180,741,076 1,878,901 916,027
Reinvestments of distributions 12,763,498 11,565,065 2,449,608 3,108,173
Redemptions (171,262,841) (239,097,055) (20,092,296) (34,613,276)
Net increase (decrease) from Fund share transactions (43,144,344) (46,790,914) (15,763,787) (30,589,076)
Net increase (decrease) in net assets (39,494,751) (65,233,485) (14,124,486) (37,125,511)
Net assets at the beginning of period 602,573,918 667,807,403 86,941,555 124,067,066
Net assets at the end of period $ 563,079,167 $ 602,573,918 $ 72,817,069 $ 86,941,555

Statement of Cash Flows
See Notes to Financial Statements

The following table provides a reconciliation of cash and cash collateral at brokers to the Statement of Assets and Liabilities:
e
Year Ended May 31, 2024
Wisconsin
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets from Operations $ 4,214,896
Adjustments to reconcile the net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments (10,856,725)
Proceeds from sale and maturities of investments 26,308,381
Amortization (Accretion) of premiums and discounts, net 96,658
(Increase) Decrease in:
Receivable for interest 180,739
Receivable for reimbursement from Adviser (11,187)
Receivable for investments sold (10,000)
Other assets 6,832
Increase (Decrease) in:
Payable for interest 6,807
Payable for management fees (6,473)
Accrued custodian fees (2,894)
Accrued 12b-1 distribution and service fees (2,220)
Accrued Trustees fees (4)
Accrued professional fees (1,128)
Accrued shareholder reporting expenses (4,753)
Accrued shareholder servicing agent fees (2,344)
Accrued other expenses (2,635)
Net realized (gain) loss from investments (565,162)
Net change in unrealized (appreciation) depreciation of investments (1,178,831)
Net cash provided by (used in) operating activities 18,169,957
CASH FLOWS FROM FINANCING ACTIVITIES
Increase (Decrease) in:
Cash overdraft 191,522
Cash distributions paid to common shareholders (133,117)
Subscriptions 1,879,509
Redemptions (20,107,871)
Net cash provided by (used in) financing activities (18,169,957)
Net increase (decrease) in Cash –
Cash at the beginning of period —
Cash at the end of period $ —
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION Wisconsin
Cash paid for interest
$ 329,300
Non-cash financing activities not included herein consists of reinvestments of share distributions 2,449,608
Wisconsin
Cash $ —
Total Cash $ —

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Kansas
Class
A
5/31/24
$ 9.89 $ 0.25 $ 0.02 $ 0.27 $ (0.24) $ — $ (0.24) $ 9.92
5/31/23
10.14 0.24 (0.26) (0.02) (0.23) — (0.23) 9.89
5/31/22
10.87 0.24 (0.74) (0.50) (0.23) — (0.23) 10.14
5/31/21
10.51 0.25 0.37 0.62 (0.26) — (0.26) 10.87
5/31/20
10.74 0.30 (0.21) 0.09 (0.32) — (0.32) 10.51
Class
C
5/31/24
9.86 0.17 0.03 0.20 (0.17) — (0.17) 9.89
5/31/23
10.12 0.16 (0.27) (0.11) (0.15) — (0.15) 9.86
5/31/22
10.85 0.15 (0.74) (0.59) (0.14) — (0.14) 10.12
5/31/21
10.48 0.17 0.37 0.54 (0.17) — (0.17) 10.85
5/31/20
10.72 0.21 (0.22) (0.01) (0.23) — (0.23) 10.48
Class
I
5/31/24
9.92 0.28 0.01 0.29 (0.27) — (0.27) 9.94
5/31/23
10.18 0.26 (0.27) (0.01) (0.25) — (0.25) 9.92
5/31/22
10.91 0.26 (0.74) (0.48) (0.25) — (0.25) 10.18
5/31/21
10.55 0.28 0.36 0.64 (0.28) — (0.28) 10.91
5/31/20
10.78 0.32 (0.21) 0.11 (0.34) — (0.34) 10.55
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to
Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
2 .81% $ 120,696 0 .84% 0 .81% 2 .57% 9%
( 0 .18 ) 135,824 0 .81 0 .80 2 .46 15
( 4 .68 ) 153,222 0 .79 0 .78 2 .24 15
5 .92 193,933 0 .79 0 .79 2 .37 6
0 .80 176,030 0 .82 0 .79 2 .79 21
2 .01 4,465 1 .64 1 .61 1 .77 9
( 1 .08 ) 7,253 1 .61 1 .60 1 .65 15
( 5 .47 ) 9,897 1 .59 1 .58 1 .44 15
5 .18 12,446 1 .59 1 .59 1 .57 6
( 0 .09 ) 12,261 1 .62 1 .59 1 .99 21
2 .95 79,771 0 .64 0 .61 2 .77 9
( 0 .04 ) 87,183 0 .61 0 .60 2 .65 15
( 4 .45 ) 95,483 0 .59 0 .58 2 .44 15
6 .13 99,746 0 .59 0 .59 2 .56 6
1 .02 82,558 0 .62 0 .59 2 .98 21

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Kentucky
Class
A
5/31/24
$ 9.76 $ 0.26 $ — $ 0.26 $ (0.26) $ — $ (0.26) $ 9.76
5/31/23
10.17 0.27 (0.42) (0.15) (0.26) — (0.26) 9.76
5/31/22
11.24 0.26 (1.06) (0.80) (0.27) — (0.27) 10.17
5/31/21
10.91 0.30 0.32 0.62 (0.29) — (0.29) 11.24
5/31/20
10.92 0.31 (0.03) 0.28 (0.29) — (0.29) 10.91
Class
C
5/31/24
9.75 0.18 0.01 0.19 (0.19) — (0.19) 9.75
5/31/23
10.17 0.18 (0.42) (0.24) (0.18) — (0.18) 9.75
5/31/22
11.24 0.18 (1.07) (0.89) (0.18) — (0.18) 10.17
5/31/21
10.91 0.21 0.32 0.53 (0.20) — (0.20) 11.24
5/31/20
10.92 0.22 (0.03) 0.19 (0.20) — (0.20) 10.91
Class
I
5/31/24
9.74 0.28 — 0.28 (0.28) — (0.28) 9.74
5/31/23
10.16 0.28 (0.42) (0.14) (0.28) — (0.28) 9.74
5/31/22
11.23 0.28 (1.06) (0.78) (0.29) — (0.29) 10.16
5/31/21
10.90 0.32 0.32 0.64 (0.31) — (0.31) 11.23
5/31/20
10.91 0.33 (0.03) 0.30 (0.31) — (0.31) 10.90
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to
Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
2 .74% $ 171,934 1 .13% 0 .79% 2 .64% 21%
( 1 .45 ) 198,453 1 .03 0 .78 2 .72 10
( 7 .25 ) 242,580 0 .83 0 .77 2 .41 16
5 .73 279,307 0 .83 0 .77 2 .67 5
2 .55 261,330 0 .93 0 .78 2 .78 13
1 .93 3,144 1 .93 1 .59 1 .84 21
( 2 .32 ) 4,003 1 .83 1 .58 1 .87 10
( 8 .01 ) 7,048 1 .63 1 .57 1 .60 16
4 .88 8,607 1 .63 1 .57 1 .87 5
1 .73 7,584 1 .73 1 .58 1 .98 13
2 .94 63,128 0 .93 0 .59 2 .84 21
( 1 .33 ) 62,831 0 .83 0 .58 2 .88 10
( 7 .05 ) 80,715 0 .63 0 .57 2 .60 16
5 .94 90,506 0 .63 0 .57 2 .87 5
2 .77 72,550 0 .73 0 .58 2 .98 13

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Michigan
Class
A
5/31/24
$ 10.54 $ 0.30 $ (0.04) $ 0.26 $ (0.30) $ — $ (0.30) $ 10.50
5/31/23
10.93 0.26 (0.41) (0.15) (0.24) — (0.24) 10.54
5/31/22
12.09 0.23 (1.16) (0.93) (0.22) (0.01) (0.23) 10.93
5/31/21
11.92 0.26 0.18 0.44 (0.27) — (0.27) 12.09
5/31/20
11.67 0.29 0.25 0.54 (0.29) — (0.29) 11.92
Class
C
5/31/24
10.51 0.22 (0.06) 0.16 (0.21) — (0.21) 10.46
5/31/23
10.90 0.18 (0.42) (0.24) (0.15) — (0.15) 10.51
5/31/22
12.05 0.13 (1.15) (1.02) (0.12) (0.01) (0.13) 10.90
5/31/21
11.88 0.17 0.17 0.34 (0.17) — (0.17) 12.05
5/31/20
11.63 0.19 0.25 0.44 (0.19) — (0.19) 11.88
Class
I
5/31/24
10.53 0.32 (0.05) 0.27 (0.32) — (0.32) 10.48
5/31/23
10.92 0.28 (0.41) (0.13) (0.26) — (0.26) 10.53
5/31/22
12.07 0.25 (1.15) (0.90) (0.24) (0.01) (0.25) 10.92
5/31/21
11.90 0.29 0.17 0.46 (0.29) — (0.29) 12.07
5/31/20
11.65 0.31 0.25 0.56 (0.31) — (0.31) 11.90
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to
Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
2 .50% $ 81,446 0 .85% 0 .83% 2 .86% 21%
( 1 .36 ) 96,194 0 .84 0 .80 2 .47 34
( 7 .82 ) 117,382 0 .81 0 .78 1 .91 21
3 .72 148,560 0 .83 0 .80 2 .19 4
4 .66 120,780 0 .83 0 .80 2 .46 10
1 .57 4,938 1 .65 1 .63 2 .06 21
( 2 .15 ) 6,323 1 .64 1 .60 1 .66 34
( 8 .51 ) 8,853 1 .61 1 .58 1 .11 21
2 .90 10,442 1 .63 1 .60 1 .39 4
3 .84 10,443 1 .63 1 .60 1 .66 10
2 .60 135,633 0 .65 0 .63 3 .04 21
( 1 .13 ) 194,155 0 .64 0 .60 2 .67 34
( 7 .56 ) 185,889 0 .61 0 .58 2 .12 21
3 .93 190,067 0 .63 0 .60 2 .38 4
4 .88 148,589 0 .63 0 .60 2 .66 10

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Missouri
Class
A
5/31/24
$ 10.37 $ 0.35 $ 0.02 $ 0.37 $ (0.35) $ — $ (0.35) $ 10.39
5/31/23
10.75 0.32 (0.40) (0.08) (0.30) — (0.30) 10.37
5/31/22
11.73 0.27 (0.99) (0.72) (0.26) — (0.26) 10.75
5/31/21
11.43 0.29 0.31 0.60 (0.30) — (0.30) 11.73
5/31/20
11.45 0.32 0.01 0.33 (0.35) — (0.35) 11.43
Class
C
5/31/24
10.33 0.26 0.02 0.28 (0.26) — (0.26) 10.35
5/31/23
10.71 0.23 (0.40) (0.17) (0.21) — (0.21) 10.33
5/31/22
11.68 0.17 (0.97) (0.80) (0.17) — (0.17) 10.71
5/31/21
11.38 0.20 0.30 0.50 (0.20) — (0.20) 11.68
5/31/20
11.40 0.23 0.01 0.24 (0.26) — (0.26) 11.38
Class
I
5/31/24
10.36 0.37 0.01 0.38 (0.37) — (0.37) 10.37
5/31/23
10.74 0.33 (0.39) (0.06) (0.32) — (0.32) 10.36
5/31/22
11.71 0.29 (0.97) (0.68) (0.29) — (0.29) 10.74
5/31/21
11.42 0.32 0.29 0.61 (0.32) — (0.32) 11.71
5/31/20
11.43 0.35 0.02 0.37 (0.38) — (0.38) 11.42
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to
Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
3 .60% $ 269,956 0 .80% 0 .78% 3 .33% 20%
( 0 .75 ) 287,433 0 .77 0 .77 3 .03 25
( 6 .21 ) 340,019 0 .75 0 .75 2 .32 25
5 .27 384,737 0 .76 0 .76 2 .52 5
3 .00 311,195 0 .77 0 .77 2 .82 11
2 .76 7,416 1 .60 1 .58 2 .52 20
( 1 .54 ) 12,617 1 .57 1 .57 2 .22 25
( 6 .94 ) 18,127 1 .55 1 .55 1 .52 25
4 .45 23,454 1 .56 1 .56 1 .73 5
2 .08 22,911 1 .57 1 .57 2 .02 11
3 .69 230,840 0 .60 0 .58 3 .53 20
( 0 .54 ) 232,119 0 .57 0 .57 3 .22 25
( 5 .94 ) 306,700 0 .55 0 .55 2 .52 25
5 .41 333,691 0 .56 0 .56 2 .72 5
3 .22 294,393 0 .57 0 .57 3 .02 11

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Ohio
Class
A
5/31/24
$ 10.81 $ 0.28 $ 0.09 $ 0.37 $ (0.28) $ — $ (0.28) $ 10.90
5/31/23
11.10 0.26 (0.30) (0.04) (0.25) — (0.25) 10.81
5/31/22
11.96 0.24 (0.87) (0.63) (0.22) (0.01) (0.23) 11.10
5/31/21
11.94 0.26 0.06 0.32 (0.26) (0.04) (0.30) 11.96
5/31/20
11.62 0.30 0.31 0.61 (0.29) — (0.29) 11.94
Class
C
5/31/24
10.74 0.20 0.09 0.29 (0.20) — (0.20) 10.83
5/31/23
11.03 0.17 (0.30) (0.13) (0.16) — (0.16) 10.74
5/31/22
11.90 0.14 (0.87) (0.73) (0.13) (0.01) (0.14) 11.03
5/31/21
11.87 0.16 0.08 0.24 (0.17) (0.04) (0.21) 11.90
5/31/20
11.55 0.21 0.31 0.52 (0.20) — (0.20) 11.87
Class
I
5/31/24
10.77 0.30 0.10 0.40 (0.31) — (0.31) 10.86
5/31/23
11.05 0.28 (0.29) (0.01) (0.27) — (0.27) 10.77
5/31/22
11.92 0.26 (0.87) (0.61) (0.25) (0.01) (0.26) 11.05
5/31/21
11.90 0.28 0.07 0.35 (0.29) (0.04) (0.33) 11.92
5/31/20
11.58 0.32 0.32 0.64 (0.32) — (0.32) 11.90
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to
Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c),(d)
Expenses
Excluding
Interest(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
3 .52% $ 257,439 0 .79% 0 .78% 2 .63% 14%
( 0 .35 ) 278,833 0 .77 0 .77 2 .38 29
( 5 .36 ) 309,710 0 .76 0 .76 2 .00 19
2 .73 365,676 0 .77 0 .77 2 .18 6
5 .35 342,227 0 .78 0 .77 2 .57 13
2 .72 8,101 1 .59 1 .58 1 .82 14
( 1 .17 ) 11,186 1 .57 1 .57 1 .58 29
( 6 .24 ) 14,599 1 .56 1 .56 1 .20 19
2 .00 18,821 1 .57 1 .57 1 .39 6
4 .52 19,914 1 .58 1 .57 1 .77 13
3 .73 297,539 0 .59 0 .58 2 .82 14
( 0 .07 ) 312,556 0 .57 0 .57 2 .58 29
( 5 .27 ) 343,499 0 .56 0 .56 2 .20 19
2 .94 360,971 0 .57 0 .57 2 .38 6
5 .59 308,803 0 .58 0 .57 2 .77 13

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Wisconsin
Class
A
5/31/24
$ 9.68 $ 0.30 $ 0.26 $ 0.56 $ (0.31) $ — $ (0.31) $ 9.93
5/31/23
10.24 0.31 (0.54) (0.23) (0.33) — (0.33) 9.68
5/31/22
11.07 0.32 (0.83) (0.51) (0.32) — (0.32) 10.24
5/31/21
10.71 0.32 0.36 0.68 (0.32) — (0.32) 11.07
5/31/20
10.79 0.31 (0.10) 0.21 (0.29) — (0.29) 10.71
Class
C
5/31/24
9.68 0.22 0.27 0.49 (0.24) — (0.24) 9.93
5/31/23
10.24 0.23 (0.54) (0.31) (0.25) — (0.25) 9.68
5/31/22
11.07 0.23 (0.82) (0.59) (0.24) — (0.24) 10.24
5/31/21
10.71 0.24 0.35 0.59 (0.23) — (0.23) 11.07
5/31/20
10.79 0.22 (0.10) 0.12 (0.20) — (0.20) 10.71
Class
I
5/31/24
9.69 0.32 0.26 0.58 (0.33) — (0.33) 9.94
5/31/23
10.25 0.33 (0.54) (0.21) (0.35) — (0.35) 9.69
5/31/22
11.09 0.34 (0.83) (0.49) (0.35) — (0.35) 10.25
5/31/21
10.72 0.35 0.36 0.71 (0.34) — (0.34) 11.09
5/31/20
10.81 0.33 (0.11) 0.22 (0.31) — (0.31) 10.72
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to
Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Including
Interest(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest(c),(d)
Net
Expenses
Excluding
Interest(d)
NII
(Loss)(d)
Portfolio
Turnover
Rate
5 .97% $ 50,878 1 .39% 0 .90% 1 .38% 0 .89% 3 .12% 13%
( 2 .27 ) 53,676 1 .10 0 .86 1 .10 0 .86 3 .14 3
( 4 .71 ) 70,472 0 .89 0 .84 0 .89 0 .84 2 .89 6
6 .42 81,624 0 .89 0 .84 0 .89 0 .84 2 .97 6
1 .93 82,985 0 .93 0 .84 0 .93 0 .84 2 .85 23
5 .13 2,987 2 .19 1 .70 2 .18 1 .69 2 .31 13
( 3 .04 ) 4,920 1 .90 1 .66 1 .90 1 .66 2 .34 3
( 5 .48 ) 6,905 1 .69 1 .64 1 .69 1 .64 2 .09 6
5 .59 8,272 1 .69 1 .64 1 .69 1 .64 2 .17 6
1 .11 9,205 1 .73 1 .64 1 .73 1 .64 2 .05 23
6 .16 18,952 1 .19 0 .70 1 .18 0 .69 3 .31 13
( 2 .05 ) 28,346 0 .90 0 .66 0 .90 0 .66 3 .33 3
( 4 .58 ) 46,690 0 .69 0 .64 0 .69 0 .64 3 .09 6
6 .72 56,144 0 .69 0 .64 0 .69 0 .64 3 .17 6
2 .03 61,377 0 .73 0 .64 0 .73 0 .64 3 .04 23

Notes to Financial Statements

1. General Information
Trust and Fund Information:
The Nuveen Multistate Trust IV (the “Trust”), is an open-end management investment company registered under the
Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of the Nuveen Kansas Municipal Bond Fund (“Kansas”),
Nuveen Kentucky Municipal Bond Fund (“Kentucky”), Nuveen Michigan Municipal Bond Fund (“Michigan”), Nuveen Missouri Municipal Bond
Fund (“Missouri”), Nuveen Ohio Municipal Bond Fund (“Ohio”) and Nuveen Wisconsin Municipal Bond Fund (“Wisconsin”) (each a “Fund” and collectively, the “Funds”). The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.
Current Fiscal Period:
The end of the reporting period for the Funds is May 31, 2024, and the period covered by these Notes to Financial
Statements is the fiscal year ended May 31, 2024 (the "current fiscal period").
Fund Closure:
Effective September 27, 2019, Wisconsin closed to new and existing investors, except for dividend reinvestment plans that were elected on or before the Fund’s closing date. The Fund reserves the right to reopen at its discretion.
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), is a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges:
Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1%
if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit:
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Fund
Gross
Custodian Fee
Credits
Kansas
$ 5,754
Kentucky
14,641
Michigan
6,438
Missouri
6,493
Ohio
26,126
Wisconsin
—

Notes to Financial Statements
(continued)
Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
: Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of dividend income and interest income. Dividend income is recorded on the ex-dividend date. Non-cash dividends received the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which is recorded on an accrual basis and includes the accretion of discounts and the amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (
“
PIK”) interest and paydown gains and
losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations:
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged , are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financials.
New Accounting Pronouncement:
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement
("Topic 820"). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. During the current fiscal period, the Funds adopted the new guidance and there was no material impact to the Funds.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds'
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements.
Kansas
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 196,312,077 $ – $ 196,312,077
Common Stocks – – 6,503,262 6,503,262
Total $ – $ 196,312,077 $ 6,503,262 $ 202,815,339
Kentucky
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 250,690,680 $ – $ 250,690,680
Total $ – $ 250,690,680 $ – $ 250,690,680
Michigan
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 219,954,102 $ – $ 219,954,102
Total $ – $ 219,954,102 $ – $ 219,954,102
Missouri
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 507,118,819 $ – $ 507,118,819
Total $ – $ 507,118,819 $ – $ 507,118,819
Ohio
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 536,123,558 $ – $ 536,123,558
Common Stocks – – 25,413,649 25,413,649
Total $ – $ 536,123,558 $ 25,413,649 $ 561,537,207
Wisconsin
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 73,335,246 $ – $ 73,335,246
Common Stocks – – 7,316,333 7,316,333
Total $ – $ 73,335,246 $ 7,316,333 $ 80,651,579

Notes to Financial Statements
(continued)
The following is a reconciliation of the Funds’ Level 3 investments held at the beginning and end of the measurement period :
The table below presents the transfers in and out of the three valuation levels for the Funds as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the reporting period, were as follows:
4. Portfolio Securities
Inverse Floating Rate Securities:
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income
Kansas Ohio Wisconsin
Level 3 Level 3 Level 3
Common
Stocks
Common
Stocks
Common
Stocks
Balance at the beginning of period $- $- $-
Gains (losses): - -
-
Net realized gains (losses) - - -
Change in net unrealized appreciation (depreciation) - - -
Purchases at cost - - -
Sales at proceeds - - -
Net discounts (premiums) - - -
Transfers into 6,503,262 25,413,649 7,316,333
Transfers (out of) - - -
Balance at the end of period $6,503,262 $25,413,649 $7,316,333
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end
$(396,039) $(1,547,652) $(445,554)
Level 1
Level 2 Level 3
Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
Kansas
Common Stocks $- $- $- $(6,503,262) $6,503,262 $-
Ohio
Common Stocks $- $- $- $(25,413,649) $25,413,649 $-
Wisconsin
Common Stocks $- $- $- $(7,316,333) $7,316,333 $-
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
Kansas Common Stocks $6,503,262 Enterprise Value EBITDA Multiples 11.50 - 13.50 N/A
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
Ohio Common Stocks $25,413,649 Enterprise Value EBITDA Multiples 11.50 - 13.50 N/A
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
Wisconsin Common Stocks $7,316,333 Enterprise Value EBITDA Multiples 11.50 - 13.50 N/A

received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse
Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
A Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
Kansas
$ — $ — $ —
Kentucky
16,520,000 — 16,520,000
Michigan
— — —
Missouri
— — —
Ohio
— — —
Wisconsin
8,020,000 — 8,020,000

Notes to Financial Statements
(continued)
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity
Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and
Liabilities.
As of the end of the reporting period, each Fund's maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases & Sales:
Long-term purchases and sales during the current fiscal period were as follows:
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
Kansas
$ — — %
Kentucky
18,938,411 4.11
Michigan
— —
Missouri
— —
Ohio
— —
Wisconsin
8,020,000 4.10
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
Kansas
$ — $ — $ —
Kentucky
16,520,000 — 16,520,000
Michigan
— — —
Missouri
— — —
Ohio
— — —
Wisconsin
8,020,000 — 8,020,000

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
Kansas
$ 19,149,032 $ 43,131,773
Kentucky
55,919,969 87,091,050
Michigan
51,608,193 120,441,538
Missouri
103,583,509 122,231,636
Ohio
80,306,456 107,366,110
Wisconsin
10,856,725 26,308,381

Notes to Financial Statements
(continued)
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
5/31/24
Year Ended
5/31/23
Kansas Shares Amount Shares Amount
Subscriptions:
Class A 1,184,841 $11,750,552 2,046,878 $20,316,293
Class A - automatic conversion of Class C 52,351 515,977 44,035 435,392
Class C 56,294 545,994 54,587 535,171
Class I 3,159,780 31,276,385 2,634,176 26,238,590
Total subscriptions 4,453,266 44,088,908 4,779,676 47,525,446
Reinvestments of distributions:
Class A 267,816 2,645,033 284,571 2,815,548
Class C 9,043 89,017 12,166 120,102
Class I 190,979 1,891,830 177,144 1,758,736
Total reinvestments of distributions 467,838 4,625,880 473,881 4,694,386
Redemptions:
Class A (3,073,372) (30,307,725) (3,745,102) (36,944,178)
Class C (296,764) (2,933,872) (265,357) (2,593,917)
Class C - automatic conversion to Class A (52,489) (515,977) (44,124) (435,392)
Class I (4,120,426) (40,287,386) (3,402,586) (33,765,420)
Total redemptions (7,543,051) (74,044,960) (7,457,169) (73,738,907)
Net increase (decrease) (2,621,947) $(25,330,172) (2,203,612) $(21,519,075)
Year Ended
5/31/24
Year Ended
5/31/23
Kentucky Shares Amount Shares Amount
Subscriptions:
Class A 746,776 $7,261,303 1,072,128 $10,561,794
Class A - automatic conversion of Class C — — 1,835 17,966
Class C 5,597 55,285 13,726 135,266
Class I 3,164,245 31,038,060 1,437,210 14,100,464
Total subscriptions 3,916,618 38,354,648 2,524,899 24,815,490
Reinvestments of distributions:
Class A 474,777 4,627,075 536,269 5,241,292
Class C 6,614 64,413 10,290 100,514
Class I 149,628 1,455,457 173,760 1,695,372
Total reinvestments of distributions 631,019 6,146,945 720,319 7,037,178
Redemptions:
Class A (3,940,381) (38,378,227) (5,117,475) (49,998,156)
Class C (100,307) (975,180) (304,826) (2,990,326)
Class C - automatic conversion to Class A — — (1,835) (17,966)
Class I (3,284,979) (30,982,538) (3,106,012) (30,203,778)
Total redemptions (7,325,667) (70,335,945) (8,530,148) (83,210,226)
Net increase (decrease) (2,778,030) $(25,834,352) (5,284,930) $(51,357,558)

Year Ended
5/31/24
Year Ended
5/31/23
Michigan Shares Amount Shares Amount
Subscriptions:
Class A 614,443 $6,443,730 1,249,469 $13,227,046
Class A - automatic conversion of Class C — — 1,650 17,562
Class C 77,946 820,905 47,102 493,919
Class I 6,173,644 65,002,865 12,456,325 131,248,577
Total subscriptions 6,866,033 72,267,500 13,754,546 144,987,104
Reinvestments of distributions:
Class A 196,447 2,064,596 176,670 1,865,005
Class C 9,883 103,545 8,779 92,400
Class I 396,725 4,158,148 361,118 3,808,980
Total reinvestments of distributions 603,055 6,326,289 546,567 5,766,385
Redemptions:
Class A (2,174,093) (22,776,847) (3,041,940) (32,166,187)
Class C (217,463) (2,279,555) (264,980) (2,802,487)
Class C - automatic conversion to Class A — — (1,655) (17,562)
Class I (12,070,952) (124,538,015) (11,400,630) (120,288,777)
Total redemptions (14,462,508) (149,594,417) (14,709,205) (155,275,013)
Net increase (decrease) (6,993,420) $(71,000,628) (408,092) $(4,521,524)
Year Ended
5/31/24
Year Ended
5/31/23
Missouri Shares Amount Shares Amount
Subscriptions:
Class A 3,863,332 $40,309,497 4,826,950 $49,987,401
Class A - automatic conversion of Class C 3,128 32,631 173 1,811
Class C 39,688 411,777 154,321 1,600,108
Class I 6,883,984 71,433,553 8,011,529 82,911,165
Total subscriptions 10,790,132 112,187,458 12,992,973 134,500,485
Reinvestments of distributions:
Class A 839,289 8,707,718 780,974 8,111,174
Class C 23,590 243,467 28,105 290,734
Class I 498,109 5,159,959 458,604 4,754,073
Total reinvestments of distributions 1,360,988 14,111,144 1,267,683 13,155,981
Redemptions:
Class A (6,428,014) (66,392,863) (9,523,052) (99,108,247)
Class C (564,676) (5,841,527) (653,517) (6,741,173)
Class C - automatic conversion to Class A (3,140) (32,631) (174) (1,811)
Class I (7,542,757) (77,429,228) (14,623,739) (150,983,449)
Total redemptions (14,538,587) (149,696,249) (24,800,482) (256,834,680)
Net increase (decrease) (2,387,467) $(23,397,647) (10,539,826) $(109,178,214)

Notes to Financial Statements
(continued)
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Year Ended
5/31/24
Year Ended
5/31/23
Ohio Shares Amount Shares Amount
Subscriptions:
Class A 2,716,905 $29,151,147 5,629,720 $60,709,199
Class A - automatic conversion of Class C 1,688 18,385 1,443 15,757
Class C 69,044 740,661 80,085 864,215
Class I 7,924,894 85,444,806 11,010,014 119,151,905
Total subscriptions 10,712,531 115,354,999 16,721,262 180,741,076
Reinvestments of distributions:
Class A 553,457 5,988,296 509,262 5,512,789
Class C 14,887 159,989 15,852 170,589
Class I 613,933 6,615,213 545,443 5,881,687
Total reinvestments of distributions 1,182,277 12,763,498 1,070,557 11,565,065
Redemptions:
Class A (5,454,184) (58,872,225) (8,251,846) (88,670,754)
Class C (375,536) (4,013,749) (376,765) (4,069,852)
Class C - automatic conversion to Class A (1,698) (18,385) (1,452) (15,757)
Class I (10,166,870) (108,358,482) (13,598,340) (146,340,692)
Total redemptions (15,998,288) (171,262,841) (22,228,403) (239,097,055)
Net increase (decrease) (4,103,480) $(43,144,344) (4,436,584) $(46,790,914)
Year Ended
5/31/24
Year Ended
5/31/23
Wisconsin Shares Amount Shares Amount
Subscriptions:
Class A 129,289 $1,256,840 57,293 $566,423
Class A - automatic conversion of Class C 16,080 157,296 7,456 70,822
Class C — — 10,614 104,151
Class I 46,973 464,765 17,745 174,631
Total subscriptions 192,342 1,878,901 93,108 916,027
Reinvestments of distributions:
Class A 169,280 1,638,022 196,880 1,927,005
Class C 10,256 98,980 14,505 141,923
Class I 73,761 712,606 106,140 1,039,245
Total reinvestments of distributions 253,297 2,449,608 317,525 3,108,173
Redemptions:
Class A (734,631) (7,078,908) (1,601,386) (15,505,050)
Class C (201,497) (1,953,508) (183,932) (1,816,036)
Class C - automatic conversion to Class A (16,090) (157,296) (7,456) (70,822)
Class I (1,139,149) (10,902,584) (1,754,219) (17,221,368)
Total redemptions (2,091,367) (20,092,296) (3,546,993) (34,613,276)
Net increase (decrease) (1,645,728) $(15,763,787) (3,136,360) $(30,589,076)

Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to taxable market discount. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Kansas
$ 213,047,340 $ 4,688,907 $ (14,920,908) $ (10,232,001)
Kentucky
246,654,773 916,343 (13,400,436) (12,484,093)
Michigan
225,206,170 1,413,868 (6,665,936) (5,252,068)
Missouri
517,490,163 4,026,157 (14,397,501) (10,371,344)
Ohio
560,240,358 19,051,386 (17,754,537) 1,296,849
Wisconsin
75,045,808 4,699,929 (7,114,158) (2,414,229)
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Kansas
$ 664,191 $ 25,633 $ — $ (10,232,001) $ (10,113,915) $ — $ (449,201) $ (20,105,293)
Kentucky
288,572 — — (12,484,093) (17,357,192) — (544,019) (30,096,732)
Michigan
754,153 — — (5,252,068) (24,483,151) — (565,036) (29,546,102)
Missouri
2,036,191 293 — (10,371,344) (36,330,496) — (1,498,301) (46,163,657)
Ohio
1,402,643 78,368 — 1,296,849 (20,148,792) — (1,344,230) (18,715,162)
Wisconsin
193,023 22,770 — (2,414,229) (8,365,580) — (199,533) (10,763,549)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period May 1, 2024 through May 31, 2024 and paid on June 3, 2024.
5/31/24 5/31/23
Fund
Tax-Exempt
Income
1
Ordinary
Income
Long-Term
Capital Gains
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Kansas
$ 5,431,283 $ 20,986 $ — $ 5,622,268 $ 44,947 $ —
Kentucky
6,766,092 — — 7,791,325 — —
Michigan
7,294,349 — — 7,033,442 — —
Missouri
17,473,488 — — 16,784,244 40,355 —
Ohio
15,724,621 — — 14,711,230 — —
Wisconsin
2,575,595 — — 3,390,713 — —
1
Each Fund designates these amounts paid during the period as Exempt Interest Dividends.

Notes to Financial Statements
(continued)
As of year end, the Funds had capital loss carryforwards, which will not expire:
As of year end, the Funds utilized the following capital loss carryforwards:
8. Management Fees and Other Transactions with Affiliates
Management Fees
: Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
Annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
Fund
Short-Term Long-Term Total
Kansas
$ 4,601,824 $ 5,512,091 $ 10,113,915
Kentucky
5,569,402 11,787,790 17,357,192
Michigan
4,080,933 20,402,218 24,483,151
Missouri
12,667,936 23,662,560 36,330,496
Ohio
9,045,702 11,103,090 20,148,792
Wisconsin
2,820,859 5,544,721 8,365,580
Fund
Utilized
Kansas
$ —
Kentucky
—
Michigan
—
Missouri
—
Ohio
2,686,524
Wisconsin
565,151
Average Daily Net Assets Kansas Kentucky Michigan Missouri Ohio Wisconsin
For the first $125 million 0.3500% 0.3500% 0.3500% 0.3500% 0.3500% 0.3500%
For the next $125 million 0.3375 0.3375 0.3375 0.3375 0.3375 0.3375
For the next $250 million 0.3250 0.3250 0.3250 0.3250 0.3250 0.3250
For the next $500 million 0.3125 0.3125 0.3125 0.3125 0.3125 0.3125
For the next $1 billion 0.3000 0.3000 0.3000 0.3000 0.3000 0.3000
For the next $3 billion 0.2750 0.2750 0.2750 0.2750 0.2750 0.2750
For the next $5 billion 0.2500 0.2500 0.2500 0.2500 0.2500 0.2500
For net assets over $10 billion 0.2375 0.2375 0.2375 0.2375 0.2375 0.2375

For the period June 1, 2023 through April 30, 2024, the annual complex-level fee, payable monthly, for each Fund was calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
Effective May 1, 2024, the annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
*  The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of May 31, 2024, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Funds so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table:
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Complex-Level Fee
Kansas
0 .1577%
Kentucky
0 .1577%
Michigan
0 .1577%
Missouri
0 .1577%
Ohio
0 .1577%
Wisconsin
0 .1577%

Notes to Financial Statements
(continued)
Distribution and Service Fees:
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a
0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the "Distributor"), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the
Sub-Adviser or by an affiliate of the Adviser (each an , “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board
("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Permanent
Expense Cap
Ohio N/A N/A 0.75%
Wisconsin
1
0.65 % July 31, 2026 N/A
N/A - Not Applicable.
1 Effective May 1, 2024.
Fund
Purchases Sales
Realized
Gain (Loss)
Kansas
$ — $ — $ —
Kentucky
— — —
Michigan
— — —
Missouri
21,223,199 24,951,966 (1,086,360)
Ohio
— — —
Wisconsin
— 1,068,235 (281,771)
Fund
Sales Charges
Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
Kansas
$ 104,910 $ 98,144
Kentucky
60,030 57,155
Michigan
52,740 49,514
Missouri
260,193 247,625
Ohio
107,020 101,965
Wisconsin
— —

To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
9. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments other than those disclosed in the Notes to Financial Statements, when applicable.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.
10. Borrowing Arrangements
Committed Line of Credit:
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day,
$2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-
going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the
Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2025 unless extended or renewed.
Fund
Commission
Advances
(Unaudited)
Kansas
$ 63,896
Kentucky
41,059
Michigan
35,669
Missouri
182,202
Ohio
80,766
Wisconsin
—
Fund
12b-1 Fees
Retained
(Unaudited)
Kansas
$ 3,516
Kentucky
248
Michigan
—
Missouri
3,416
Ohio
6,919
Wisconsin
878
Fund
CDSC
Retained
(Unaudited)
Kansas
$ 1,580
Kentucky
270
Michigan
1,060
Missouri
45,117
Ohio
8,982
Wisconsin
—

Notes to Financial Statements
(continued)
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of
Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense”
on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each
Participating Fund.
During the current period, the following Funds utilized this facility. The Funds' maximum outstanding balance during the utilization period was as follows:
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Maximum
Outstanding
Balance
Kansas
$ 1,844,861
Kentucky
1,790,769
Michigan
4,012,992
Missouri
1,689,945
Ohio
6,808,278
Wisconsin
4,078,976
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Kansas
8 $ 1,362,324 6.44%
Kentucky
3 1,790,769 6.28
Michigan
3 4,012,992 6.53
Missouri
22 1,011,167 6.42
Ohio
8 3,968,236 6.53
Wisconsin
21 1,800,399 6.37

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from  net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
1
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
1
Exempt Interest Divide nds are not DRD eligible.
Qualified Dividend Income (QDI)
1
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
1
Exempt Interest Dividends are not QDI eligible.
Fund
Net Long-Term
Capital Gains
Kansas $ —
Kentucky —
Michigan —
Missouri —
Ohio —
Wisconsin —
Fund Percentage
Kansas
100.0%
Kentucky
–
Michigan
–
Missouri
–
Ohio
100.0
Wisconsin
100.0
Fund Percentage
Kansas
100.0%
Kentucky
–
Michigan
–
Missouri
–
Ohio
100.0
Wisconsin
100.0

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to directors, officers and others is included in the Statement of Operations under the line items “Trustee Fees” and “Management Fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Nuveen Kansas Municipal Bond Fund

Nuveen Kentucky Municipal Bond Fund

Nuveen Michigan Municipal Bond Fund

Nuveen Missouri Municipal Bond Fund

Nuveen Ohio Municipal Bond Fund

Nuveen Wisconsin Municipal Bond Fund

The Approval Process

At meetings held on April 18 and 19, 2024 (the “Meeting”), the Board of Trustees (collectively, the “Board” and each Trustee, a “Board Member”) of Nuveen Multistate Trust IV approved, for each respective fund listed above (each a “Fund”), the renewal of the investment management agreement (each an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL”; NFAL is an “Adviser”) pursuant to which NFAL serves as investment adviser to such Fund. Similarly, for each Fund, the Board approved the renewal of the sub-advisory agreement (each a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund. The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund.

In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and NFAL and the Sub-Adviser are collectively, the “Fund Advisers” and each a “Fund Adviser.” In addition, the fund complex consists of the group of funds advised by NFAL (collectively referred to as the “Nuveen funds”) and the group of funds advised by Teachers Advisors, LLC (“TAL” and such funds are collectively, the “TC funds”). For clarity, NFAL serves as Adviser to the Nuveen funds, including the Funds, and TAL serves as “Adviser” to the TC funds. The Board Members considered that the prior separate boards of the TC funds and Nuveen funds were consolidated effective in January 2024. Accordingly, at the Meeting, the Board Members considered the review of the advisory agreements for the Nuveen funds as well as reviewed the investment management agreements for the TC funds. Depending on the appropriate context, references to “the Adviser” may be to NFAL with respect to the Nuveen funds and/or TAL with respect to the TC funds.

The Board Members considered the review of the advisory agreements of the Nuveen funds and the TC funds to be an ongoing process. The Board Members therefore employed the accumulated information, knowledge and experience they had gained during their tenure on the respective board of the TC funds or Nuveen funds (as the case may be) governing the applicable funds and working with the respective investment advisers and sub-advisers, as applicable, in their review of the advisory agreements for the fund complex.

During the course of the year prior to the Meeting, the Board and/or its committees received a wide variety of materials that covered a range of topics relevant to the Board’s annual consideration of the renewal of the advisory agreements, including reports on fund investment results over various periods; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements (as applicable); the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries, including 12b-1 expenses (as applicable); securities lending (as applicable); and overall market and regulatory developments. The Board also met periodically with and/or received presentations by key investment professionals managing a fund’s portfolio. In particular, at the Board meeting held on February 27-29, 2024 (the “February Meeting”), the Board and/or its Investment Committee received the annual performance review of the funds as described in further detail below. The presentations, discussions and meetings throughout the year also provide a means for the Board to evaluate and consider the level, breadth and quality of services provided by the Adviser and sub-advisers, as applicable, and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

In connection with its annual consideration of the advisory agreements, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the advisory agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; the consolidation of the Nuveen fund family and TC fund family; a review of product actions advanced in 2023 for the benefit of particular funds and/or the fund complex; a review of each sub-adviser, if applicable, and/or applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee and, if applicable, sub-advisory fee schedules; a review of temporary and permanent expense caps and fee waivers for open-end funds (as applicable); a description of portfolio manager compensation; a description of the profitability and/or financial data of Nuveen, TAL and the sub-advisers; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the funds, as applicable. The Board also considered

1

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective fund to those of a peer universe and, with respect to open-end funds, also to a peer group of funds selected by Broadridge, subject to certain exceptions.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the fund complex is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members.

As part of their review, the Board Members and independent legal counsel met by videoconference in executive session on April 10, 2024 (the “April Executive Session”) to review and discuss materials provided in connection with their annual review of the advisory agreements for the fund complex. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

The Board’s decisions to renew each Advisory Agreement were not based on a single identified factor, but rather each decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the funds’ advisory arrangements and oversight of the funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A.	Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Board Members considered the Investment Management Agreements and the Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the roles of NFAL and the Sub-Adviser in providing services to the Funds.

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the applicable funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as continual program of improvement and innovation aimed at enhancing the funds and fund complex for investors and meeting the needs of an increasingly complex regulatory environment. In particular, over the past several years, the Board considered the significant resources, both financial and personnel, the Adviser and its affiliates have committed in working to consolidate the Nuveen fund family and TC fund family under one centralized umbrella. The Board considered that the organizational changes in bringing together Nuveen, its affiliates and TIAA’s (as defined below) asset management businesses, consolidating the Nuveen and TC fund families and other initiatives were anticipated to provide various benefits for the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. As part of these efforts, the boards of the TC funds and Nuveen funds were consolidated effective in January 2024. In addition, in conjunction with these consolidation efforts, the Board approved at the Meeting changes to fee and breakpoint structures (as applicable) that could provide cost savings to participating funds, as described in further detail below.

The Board also reviewed information regarding other product actions undertaken or continued by management in the 2023 calendar year in seeking to improve the effectiveness of the organization, the product line-up as well as particular funds through, among other things, continuing to review and optimize the product line and gaining efficiencies through mergers and liquidations; reviewing and updating investment policies and benchmarks; implementing fee waivers and/or expense cap changes for certain funds; evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are considered. In its review, the Board considered that the funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the applicable funds have expanded over the years as a result of, among other things, regulatory, market and other developments, such as the adoption of the tailored shareholder report or the revised fund name rule.

In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. With respect to the Nuveen funds, such funds utilize sub-advisers to manage the portfolios of the funds subject to the supervision of NFAL. Accordingly, the Board considered that NFAL and its affiliates, among other things, oversee and review the performance of the respective sub-adviser and its investment team(s); evaluate Nuveen fund performance and market conditions; evaluate investment strategies and recommend changes thereto; set and manage distributions consistent with the respective Nuveen fund’s product design; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. The Board further considered that over the course of the 2023 calendar year, the Nuveen global public product team which supports the funds in the fund complex and their shareholders assessed the investment personnel across the investment leadership teams which resulted in additions or other modifications to the portfolio management teams of various funds. The Board also reviewed a description of the compensation structure applicable to certain portfolio managers.

2

In addition to the above investment advisory services, the Board further considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds. Given the highly regulated industry in which the funds operate, the Board considered the breadth of the Adviser’s compliance program and related policies and procedures. The Board reviewed various initiatives the Adviser’s compliance team undertook or continued in 2023, in part, to address new regulatory requirements, support international business growth and product development, enhance international trading capabilities, enhance monitoring capabilities in light of the new regulatory requirements and guidance and maintain a comprehensive training program. The Board further considered, among other things, that other non-advisory services provided included, among other things, board support and reporting; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); risk management, including reviews of the liquidity risk management and derivatives risk management programs; legal support services; regulatory advocacy; and cybersecurity, business continuity and disaster recovery planning and testing.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the funds, including to enhance global talent, middle office systems, software and international and internal capabilities. The Board considered the access provided by the Adviser and its affiliates to a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the funds including during stressed times. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the applicable funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

With respect to the Funds, the Board considered the division of responsibilities between NFAL and the Sub-Adviser and considered that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of NFAL and the Board. The Board considered an analysis of the Sub-Adviser provided by NFAL which included, among other things, a summary of changes in the leadership teams and/or portfolio manager teams; the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time; and data reflecting product changes (if any) taken with respect to certain Nuveen funds. The Board considered that NFAL recommended the renewal of the Sub-Advisory Agreements.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B.	The Investment Performance of the Funds and Fund Advisers

In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the Funds. In this regard, the Board and/or its Investment Committee reviewed, among other things, performance of the Funds over the quarter, one-, three- and five-year periods ending December 31, 2023 and March 31, 2024. For those Funds with multiple share classes, the performance data was based on Class I shares; however, the performance of other share classes was substantially similar as those other share classes invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the share classes. The Board performed its annual review of fund performance at its February Meeting and an additional review at the April Executive Session and also reviewed and discussed performance data at its other regularly scheduled quarterly meetings throughout the year. The Board therefore took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including management’s analysis of a fund’s performance with particular focus on funds that met certain challenged performance measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

The Board considered that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.

In its evaluation, the Board reviewed fund performance results from different perspectives. In general, subject to certain exceptions, the Board reviewed both absolute and relative fund performance over the various time periods and considered performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”), subject to certain exceptions, and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies, dates of fund inception and other characteristics of the peers in the Performance Peer Group, the level, type and cost of leverage (if any) of the peers, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable fund. With respect to relative performance of a fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the Funds as low, medium or high.

3

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to each Fund are summarized below.

●      For Nuveen Kansas Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the five-year periods ended December 31, 2023 and March 31, 2024, the Fund outperformed its benchmark for the one- and three-year periods ended December 31, 2023 and March 31, 2024. In addition, the Fund ranked in the third quartile of its Performance Peer Group for the one-year periods ended December 31, 2023 and March 31, 2024 and first quartile for the three- and five-year periods ended December 31, 2023 and March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

●      For Nuveen Kentucky Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2023, the Fund outperformed its benchmark for the one-year period ended December 31, 2023 and ranked in the first quartile of its Performance Peer Group for the one-year period and second quartile for the three- and five-year periods ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31, 2024, the Fund ranked in the second quartile of its Performance Peer Group for the one- and five-year periods and third quartile for the three-year period ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

●      For Nuveen Michigan Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024 and the Fund ranked in the fourth quartile of its Performance Peer Group for the three-year periods ended December 31, 2023 and March 31, 2024, the Fund ranked in the third quartile of its Performance Peer Group for the one- and five-year periods ended December 31, 2023 and March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

●      For Nuveen Missouri Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2023 and March 31, 2024, the Fund outperformed its benchmark for the one-year periods ended December 31, 2023 and March 31, 2024. In addition, the Fund ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

●      For Nuveen Ohio Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one- and five-year periods ended December 31, 2023 and March 31, 2024, the Fund outperformed its benchmark for the three-year periods ended December 31, 2023 and March 31, 2024. In addition, although the Fund ranked in the fourth quartile of its Performance Peer Group for the one-year period ended December 31, 2023, the Fund ranked in the first quartile for the three- and five-year periods ended December 31, 2023. The Fund also ranked in the second quartile of its Performance Peer Group for the one-year period and first quartile for the three- and five-year periods ended March 31, 2024. In its review, the Board considered that the Performance Peer Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

4

●       For Nuveen Wisconsin Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-year period ended December 31, 2023, the Fund outperformed its benchmark for the three- and five-year periods ended December 31, 2023 and ranked in the third quartile of its Performance Peer Group for the one-year period and first quartile for the three- and five-year periods ended December 31, 2023. In addition, the Fund outperformed its benchmark and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

C.	Fees, Expenses and Profitability

1.	Fees and Expenses

As part of its annual review, the Board generally reviewed, among other things, the contractual management fee and the net/actual management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also reviewed information about other expenses and the total operating expense ratio of each Fund (after any fee waivers and/or expense reimbursements). More specifically, the Board Members reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of funds (the “Expense Universe”) and for a more focused subset of comparable funds (the “Expense Group”) established by Broadridge (subject to certain exceptions). The Board Members reviewed the methodology Broadridge employed to establish its Expense Universe and Expense Group (as applicable) and considered that differences between the applicable fund and its respective Expense Universe and/or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.

The Board Members also considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective fund. In their review, the Board Members considered, in particular, each fund with a net total expense ratio meeting certain expense or fee criteria when compared to its Expense Universe and Expense Group (if any) and an analysis as to the factors contributing to each such fund’s relative net total expense ratio.

The Board Members also considered, in relevant part, a Fund’s management fee and net total expense ratio in light of the Fund’s performance history, including reviewing certain funds identified by management and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.

In their evaluation of the fee arrangements for the Funds, the Board Members also reviewed the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective fund (if any). In its review, the Board considered that the management fees of the Nuveen funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. As indicated above, the Board approved a revised fee schedule which would reduce and streamline the asset thresholds necessary to meet breakpoints in the complex-level fee component. The Board considered that management anticipated approximately $50 million in savings for Nuveen fund shareholders as a result of the revised fee schedule as well as additional estimated savings over time. The Board further considered management’s representation that there will be no increase to any Nuveen fund’s respective advisory agreement fee rate as a result of the revised complex-level fee schedule.

In its review, the Board considered that across the Nuveen fund and TC fund complex, management estimated that fund-level breakpoints resulted in approximately $82.5 million in reduced fees overall in 2023 and expense caps and reimbursements generated approximately an additional $91 million in savings to shareholders. In addition, the Board considered that management determined that the Nuveen funds achieved additional fee reductions of approximately $49 million due to the complex-wide management fee structure in 2023.

With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to the Sub-Adviser is the responsibility of NFAL, not the Funds.

The Board’s considerations regarding the comparative fee data for each of the Funds are set forth below. With respect to the quartile rankings noted below, the first quartile represents the range of funds with the lowest management fee rate or net total expense ratio, as applicable, and the fourth quartile represents the range of funds with the highest management fee rate or net total expense ratio, as applicable. The Board considered that Broadridge only calculates quartiles if a minimum number of peers is available and therefore quartile rankings may not be available for certain Expense Groups and/or Expense Universes.

●       For Nuveen Kansas Municipal Bond Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, fourth quartile and third quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, fourth quartile and third quartile of its Expense Universe, respectively. Further, although the Fund’s actual management fee rate was above the Expense Group median, the Fund’s net total expense ratio was slightly above (within 5 basis points of) the Expense Group median.

5

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

●       For Nuveen Kentucky Municipal Bond Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, fourth quartile and third quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, fourth quartile and second quartile of its Expense Universe, respectively. Further, although the Fund’s actual management fee rate was above the Expense Group median, the Fund’s net total expense ratio was generally in-line with the Expense Group median.

●       For Nuveen Michigan Municipal Bond Fund, although the Fund’s actual management fee rate ranked in the fourth quartile of its Expense Group, the Fund’s contractual management fee rate and net total expense ratio each ranked in the third quartile of its Expense Group. In addition, although the Fund’s actual management fee rate ranked in the fourth quartile of its Expense Universe, the Fund’s contractual management fee rate ranked in the second quartile and net total expense ratio ranked in the third quartile of its Expense Universe. Further, although the Fund’s actual management fee rate was above the Expense Group median, the Fund’s net total expense ratio was slightly above (within 5 basis points of) the Expense Group median.

●       For Nuveen Missouri Municipal Bond Fund, although the Fund’s contractual management fee rate and actual management fee rate ranked in the fourth quartile of its Expense Group, the Fund’s net total expense ratio ranked in the third quartile of its Expense Group. In addition, although the Fund’s contractual management fee rate and actual management fee rate ranked in the fourth quartile of its Expense Universe, the Fund’s net total expense ratio ranked in the second quartile of its Expense Universe. Further, although the Fund’s actual management fee rate was above the Expense Group median, the Fund’s net total expense ratio was generally in-line with the Expense Group median.

●       For Nuveen Ohio Municipal Bond Fund, although the Fund’s contractual management fee rate and actual management fee rate ranked in the fourth quartile of its Expense Group and Expense Universe and the Fund’s net total expense ratio ranked in the fourth quartile of its Expense Group, the Fund’s net total expense ratio ranked in the third quartile of its Expense Universe. In addition, although the Fund’s actual management fee rate was above the Expense Group median, the Fund’s net total expense ratio was slightly above (within 5 basis points of) the Expense Group median.

●       For Nuveen Wisconsin Municipal Bond Fund, although the Fund’s actual management fee rate and net total expense ratio ranked in the fourth quartile of its Expense Group and Expense Universe, the Fund’s contractual management fee rate ranked in the third quartile of its Expense Group and second quartile of its Expense Universe. In addition, although the Fund’s actual management fee rate was above the Expense Group median, the Fund’s net total expense ratio was slightly above (within 5 basis points of) the Expense Group median. The Board further considered that the Adviser to the Fund agreed to implement a temporary expense cap for the Fund that will expire on July 31, 2026.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser, affiliated sub-advisers and/or their affiliate(s) provide investment management services to other types of clients which may include: separately managed accounts, retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board reviewed the equal weighted average fee or other fee data for the other types of clients managed in a similar manner to certain of the Nuveen funds and TC funds. The Board considered the Adviser’s rationale for the differences in the management fee rates of the funds compared to the management fee rates charged to these other types of clients. In this regard, the Board considered that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the funds compared to that provided to other clients as well as differences in investment policies; regulatory, disclosure and governance requirements; servicing relationships with vendors; the manner of managing such assets; product structure; investor profiles; and account sizes all may contribute to variations in relative fee rates. Further, differences in the client base, governing bodies, distribution, jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. In addition, differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board considered the wide range of services in addition to investment management that the Adviser had provided to the funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. The Board further considered that a sub-adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded that the varying levels of fees were reasonable given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.

3.	Profitability of Fund Advisers

In their review, the Board Members considered various profitability data relating to the Fund Advisers’ services to the Nuveen funds.

6

With respect to the Nuveen funds, the Board Members reviewed the estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds overall as well as profitability data of certain other asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”) for services to the Nuveen funds on a pre-tax and after-tax basis for the 2023 and 2022 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds (excluding distribution) for the 2023 and 2022 calendar years. The Board Members also considered the rationale for the change in Nuveen’s profitability from 2022 to 2023. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) NFAL derived from its exchange-traded fund product line for the 2023 and 2022 calendar years.

In developing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no single universally recognized expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the refinements Nuveen had made to the methodology that had occurred over the years from 2010 through 2021 to provide Nuveen’s profitability analysis, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the Nuveen funds (excluding distribution) for the calendar years from 2017 through 2023. The Board of the Nuveen funds had also appointed two Board Members to serve as the Board’s liaisons to meet with representatives of NFAL and review the development of the profitability data and to report to the full Board.

In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board considered that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2014 to 2023. In their review of the comparative data, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.

Aside from the profitability data, the Board considered that NFAL and TAL are affiliates of Teachers Insurance and Annuity Association of America (“TIAA”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of TIAA, and TAL is an indirect wholly owned subsidiary of TIAA. Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2023 and 2022 calendar years to consider the financial strength of TIAA. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the reinvestments the Adviser, its parent and/or other affiliates made into their business through, among other things, the investment of seed capital in certain funds, initiatives in international expansion, investments in infrastructure and continued investments in enhancements to technological capabilities.

The Board Members considered the profitability of the Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, the Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2023 and December 31, 2022. The Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) grouped by similar types of funds (such as municipal, taxable fixed income, equity, real assets and index/asset allocation) for the Sub-Adviser for the calendar years ending December 31, 2023 and December 31, 2022.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits NFAL or the Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that each Fund Adviser’s level of profitability from its relationship with each Nuveen fund was not unreasonable over various time frames in light of the nature, extent and quality of services provided.

D.	Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds in the fund complex, including the Funds, whether these economies of scale have been appropriately shared with such funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are various methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the applicable funds for the fees paid. The Board considered that the Adviser has generally employed one or more of these various methods among the applicable funds.

In this regard, the Board considered, as noted above, that the management fee of NFAL generally was comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. With this structure, the Board considered that the complex-level breakpoint schedule was designed to deliver the benefits of economies of scale to shareholders when the assets of eligible funds in

7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules were designed to share economies of scale with shareholders if the particular fund grows. The Board reviewed the fund-level and complex-level fee schedules. As summarized above, the Board approved a new complex-level breakpoint schedule which would simplify and reduce the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. Among other things, the assets of certain TC funds advised by TAL would be phased into the calculation of the complex-wide assets in determining the complex-level fee over a ten-year period. The Board considered the cost savings and additional potential sharing of economies of scale as a result of the reduced complex-level breakpoint schedule and the additional assets from more eligible funds in calculating the assets of the complex for determining the complex-level fee component. The Board reviewed the projected shareholder savings derived from such modifications over a ten-year period from 2024 to 2033. The Board considered management’s representation that there will be no increase to any fund’s respective advisory agreement fee rate.

In addition to the fund-level and complex-level fee schedules (if applicable), the Board Members considered the temporary and/or permanent expense caps (if any) applicable to a Fund. The Board considered that such waivers and reimbursements applicable to the respective funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.

The Board Members also considered the continued reinvestment in Nuveen/TIAA’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments were not specific to individual funds, but rather incurred across a variety of products and services pursuant to which the family of funds as a whole may benefit. The Board further considered that the Adviser and its affiliates have provided certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E.	Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds in the fund complex, including the Funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. The funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and affiliates of the Adviser may serve as sub-advisers to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. The Board Members also considered that certain share classes of the open-end funds (subject to certain exceptions) pay 12b-1 fees, some of which may be retained by the Adviser’s affiliate. In addition, the Board Members considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients, although the Board Members also considered reimbursements of such costs by the Adviser and/or Sub-Adviser.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F.	Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

8

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Multistate Trust IV

Date: August 6, 2024	By: /s/ Jordan M. Farris Jordan M. Farris Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 6, 2024	By: /s/ Jordan M. Farris Jordan M. Farris Chief Administrative Officer (principal executive officer)

Date: August 6, 2024	By: /s/ E. Scott Wickerham E. Scott Wickerham Vice President and Controller (principal financial officer)